      As filed with the Securities and Exchange Commission on April 6, 2006


                                            REGISTRATION STATEMENT NO. 333-27689
                                                                       811-08225

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 29


                                  ------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116

                     (Name and Address of Agent for Service)


                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ] __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                            INDEX ANNUITY PROSPECTUS:



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES



This prospectus describes INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). Index Annuity is issued as an individual Contract. The Company no longer offers the Contract to new purchasers.



You can choose to have your premium ("Purchase Payment") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options invest in the following Underlying Funds:



DWS INVESTMENT VIT FUNDS (CLASS A)                               METROPOLITAN SERIES FUND, INC. (CLASS A)
   DWS Small Cap Index VIP+                                         BlackRock Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II (CLASS I)                Morgan Stanley EAFE Index(R) Portfolio
   Legg Mason Partners Variable Equity Index Portfolio+



+This Underlying Fund has been subject to a merger, substitution or name change. Please see The Annuity Contract - The Variable Funding Options for more information.



*THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.


The Contract, certain Contract features and/or some of the funding options may not be available in all states.

In addition, we may offer an optional guarantee feature, called "Principal Protection Guarantee," to protect your investment. If you purchase Principal Protection Guarantee, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your Purchase Payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. To qualify for the Principal Protection Guarantee feature, you must allocate your Purchase Payment to the Protected Funding Option -- the Greenwich Street Series Fund: Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.


This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006 . We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary.............................................    3
Summary..............................................    5
Fee Tables...........................................    8
Condensed Financial Information......................   11
The Annuity Contract.................................   11
   Contract Owner Inquiries..........................   12
   Purchase Payments.................................   12
   Accumulation Units................................   13
   The Variable Funding Options......................   13
   Principal Protection Guarantee....................   15
   Principal Protection Expiration Date..............   16
The Fixed Account....................................   16
Charges and Deductions...............................   16
   General...........................................   16
   Withdrawal Charge.................................   17
   Free Withdrawal Allowance.........................   18
   Transfer Charge...................................   18
   Principal Protection Fee..........................   18
   Principal Protection Cancellation Charge..........   18
   Administrative Charges............................   19
   Mortality and Expense Risk Charge.................   19
   Variable Liquidity Benefit Charge.................   19
   Variable Funding Option Expenses..................   19
   Premium Tax.......................................   19
   Changes in Taxes Based Upon
     Premium or Value................................   20
Transfers............................................   20
   Dollar Cost Averaging.............................   21
Access to Your Money.................................   22
   Systematic Withdrawals............................   22
Ownership Provisions.................................   23
   Types of Ownership................................   23
   Contract Owner....................................   23
   Beneficiary.......................................   23
   Annuitant.........................................   23
Death Benefit .......................................   24
   Death Proceeds Before the Maturity Date...........   24
   Payment of Proceeds...............................   25
   Death Proceeds After the Maturity Date............   27
The Annuity Period...................................   27
   Maturity Date.....................................   27
   Allocation of Annuity.............................   27
   Variable Annuity..................................   27
   Fixed Annuity.....................................   28
Payment Options......................................   28
   Election of Options...............................   28
   Annuity Options...................................   28
   Variable Liquidity Benefit........................   29
Miscellaneous Contract Provisions....................   29
   Right to Return...................................   29
   Termination.......................................   29
   Required Reports..................................   30
   Suspension of Payments............................   30
The Separate Accounts................................   30
   Performance Information...........................   30
Federal Tax Considerations...........................   31
   General Taxation of Annuities.....................   31
   Types of Contracts: Qualified and Non-qualified...   31
   Qualified Annuity Contracts.......................   31
     Taxation of Qualified Annuity Contracts.........   32
     Mandatory Distributions for Qualified Plans.....   32
   Non-qualified Annuity Contracts...................   32
     Diversification Requirements for Variable
         Annuities...................................   33
     Ownership of the Investments....................   33
     Taxation of Death Benefit Proceeds..............   33
   Other Tax Considerations..........................   33
     Treatment of Charges for Optional Benefits......   33
     Penalty Tax for Premature Distribution..........   33
     Puerto Rico Tax Considerations..................   34
     Non-Resident Aliens.............................   34
Other Information....................................   34
   The Insurance Companies...........................   34
   Financial Statements..............................   35
   Distribution of Variable Annuity Contracts........   35
   Conformity with State and Federal Laws............   37
   Voting Rights.....................................   37
   Restrictions on Financial Transactions ...........   37
   Legal Proceedings.................................   37
Appendix A: Condensed Financial Information
   for MetLife of CT
Fund BD III for Variable Annuities...................  A-1
Appendix B: Condensed Financial Information
   for MetLife of CT
   Fund BD IV for Variable Annuities.................  B-1
Appendix C: The Fixed Account........................  C-1
Appendix D: Contents of the Statement
   of Additional Information.........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- the premium paid by you to initiate this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                                  INDEX ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD III for Variable Annuities ("Fund BD III"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.



Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus. The Contract is not offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHAT IS THE PRINCIPAL PROTECTION GUARANTEE FEATURE? You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your Purchase Payment (depending on the guarantee you purchased) reduced proportionately by any withdrawals and related withdrawal charges, or the Contract Value -- whichever is greater. Not all levels of protection may be available for purchase. WE ARE NOT CURRENTLY OFFERING THE PRINCIPAL PROTECTION GUARANTEE FEATURE.

After the end of the eighth Contract Year, you may remain in the Contract and transfer to any of the funding options, transfer to another annuity contract, or withdraw your Contract Value. Unless you inform us in writing of a different investment choice, at the end of the eighth Contract Year, we will transfer your Contract Value to the Money Market Portfolio offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. If you make a full withdrawal before the end of the eighth Contract Year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the Cash Surrender Value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Guarantee feature under any circumstances.


WHO CAN PURCHASE THIS CONTRACT? The Contract was available for use in connection with (1) individual Non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another Contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan

("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract was available for purchase with a single payment of at least $10,000. At this time, the Company does not permit additional payments.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. We reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.


An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual Principal Protection Fee of up to 2.00% if you select this feature. If you withdraw your money before the Maturity Date and if you have selected the Principal

Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0% - 4%).


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payment. The maximum percentage is 6%, decreasing to 0% after eight full years.


If you select the Variable Liquidity Benefit, there is a charge of up to 6% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENT AND WITHDRAWALS BE TAXED? Generally, payments to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payment and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges and/or the Principal Protection Cancellation Charge may apply. In addition, income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................         6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE..........................................       $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE........................         6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity
Payments.)

      PRINCIPAL PROTECTION CANCELLATION CHARGE

      (as a percentage of Purchase Payment withdrawn from the Protected Funding Option)

    YEARS SINCE PURCHASE PAYMENT MADE      CANCELLATION CHARGE
----------------------------------------   -------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               3 years              4%
        3 years               6 years              3%
        6 years               7 years              2%
        7 years               8 years              1%
       8 + years                                   0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..............
(Waived if contract value is $50,000 or more)            $30


--------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for eight years. The charge is as follows:


    YEARS SINCE PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
----------------------------------------   -----------------
GREATER THAN OR EQUAL TO   BUT LESS THAN
        0 years               2 years             6%
        2 years               4 years             5%
        4 years               6 years             4%
        6 years               7 years             3%
        7 years               8 years             2%
       8 + years                                  0%

----------
(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after eight years. The charge is as follows:


  YEARS SINCE INITIAL PURCHASE PAYMENT     WITHDRAWAL CHARGE
----------------------------------------   -----------------
Greater than or Equal to   But less than
         0 years               2 years             6%
         2 years               4 years             5%
         4 years               6 years             4%
         6 years               7 years             3%
         7 years               8 years             2%
         8+years                                   0%

ANNUAL SEPARATE ACCOUNT CHARGES

(as a percentage of the average daily net assets of the Separate Account)

                                              STANDARD                                               ENHANCED
                                                DEATH                                                  DEATH
                                               BENEFIT                                                BENEFIT
                                              --------                                               --------
Mortality and Expense Risk Charge..........     1.25%   Mortality and Expense Risk Charge..........    1.45%
Administrative Expense Charge..............     0.15%   Administrative Expense Charge..............    0.15%
Total Annual Separate Account Charges......     1.40%   Total Separate Account Charges.............    1.60%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                       MINIMUM  MAXIMUM
                                                       -------  -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)   0.34%    0.52%



UNDERLYING FUND FEES AND EXPENSES



(as a percentage of average daily net assets)



                                        DISTRIBUTION                TOTAL      CONTRACTUAL   NET TOTAL
                                           AND/OR                  ANNUAL      FEE WAIVER     ANNUAL
                            MANAGEMENT  SERVICE(12b-1)   OTHER    OPERATING  AND/OR EXPENSE  OPERATING
UNDERLYING FUND                 FEE         FEES        EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES*
--------------------------  ----------  --------------  --------  ---------  --------------  ---------
DWS INVESTMENT VIT FUNDS
   DWS Small Cap Index VIP
     - Class A                 0.35%          --          0.16%     0.51%           --        0.51%(1)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS II
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class I       0.31%          --          0.03%     0.34%           --        0.34%
METROPOLITAN SERIES FUND
   BlackRock Money Market
     Portfolio - Class A       0.35%          --          0.07%     0.42%         0.01%       0.41%(2)
   Morgan Stanley EAFE
     Index Portfolio -
     Class A                   0.30%          --          0.22%     0.52%         0.01%       0.51%(3)

*Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of the fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



NOTES



(1) Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.



(2) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.



(3) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.007%.

EXAMPLES


The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.


The example assumes that you have elected the most expensive death benefit option but have not elected the Principal Protection Guarantee feature.

EXAMPLE


                                           If Contract is surrendered at the end of    If Contract is NOT surrendered or
                                                        period shown:                annuitized at the end of period shown:
                                           ----------------------------------------  --------------------------------------
FUNDING OPTION                             1 YEAR    3 YEARS    5 YEARS    10 YEARS  1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------                             ------    -------    -------    --------  ------   -------   -------    --------
Underlying Fund with Minimum Total Annual
Operating Expenses                           820       1180       1564       2497      220      680       1164       2497
Underlying Fund with Maximum Total Annual
Operating Expenses                           802       1125       1473       2312      202      625       1073       2312


WE DO NOT CURRENTLY OFFER THE PRINCIPAL PROTECTION GUARANTEE FEATURE AND THEREFORE, HAVE NOT PROVIDED EXPENSE EXAMPLES.

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Index Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make a Purchase Payment to us and we credit it to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payment accumulates tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict a Purchase Payment into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of the Purchase Payment, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the Purchase Payment made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. The Contract is not available to new purchasers.


                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
    DEATH BENEFIT                 ANNUITANT ON THE CONTRACT DATE
----------------------    -----------------------------------------------
Standard Death Benefit                        Age 80*
Enhanced Death Benefit                        Age 70

* For Contracts issued prior to May 2, 2005, the maximum age for the Standard Death Benefit is age 85.

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

PURCHASE PAYMENT

Your Purchase Payment is due and payable before the Contract becomes effective. The minimum Purchase Payment is $10,000. No additional payments are allowed at this time. Under certain circumstances, we may waive the minimum Purchase Payment requirement. A Purchase Payment over $1,000,000 may be made only with our prior consent.

We will apply the Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). If your request or other information accompanying the Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund of limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.



The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

                                                       INVESTMENT                             INVESTMENT
UNDERLYING FUND                                         OBJECTIVE                         ADVISER/SUBADVISER
--------------------------------------  ---------------------------------------  ------------------------------------
DWS INVESTMENT VIT FUNDS

   DWS Small Cap Index VIP - Class A    Seeks to replicate, as closely as        Deutsche Asset Management, Inc.
                                        possible, before expenses, the           Subadviser: Northern Trust
                                        performance of the Russell 2000 Small    Investments, Inc.
                                        Stock Index, which emphasizes stocks of
                                        small U.S. companies.

LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable Equity  Seeks investment results that, before    TIMCO Asset Management Inc.
     Index Portfolio - Class I          expenses, correspond to the price and
                                        yield performance of the S&P 500 Index.
METROPOLITAN SERIES FUND
   BlackRock Money Market Portfolio -   Seeks a high level of current income     MetLife Advisers, LLC
     Class A                            consistent with preservation of capital. Subadviser: BlackRock Advisors, Inc.

   Morgan Stanley EAFE Index Portfolio  Seeks to equal the performance of the    MetLife Advisers LLC
     - Class A                          MSCI EAFE Index.                         Subadviser:  Metropolitan Life
                                                                                 Insurance Company



ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



Underlying Fund Name Changes



        FORMER NAME                                  NEW NAME
----------------------------    ----------------------------------------------
SCUDDER INVESTMENT VIF FUNDS    DWS INVESTMENT VIT FUNDS
  Small Cap Index Fund            DWS Small Cap Index VIP
GREENWICH STREET SERIES FUND    LEGG MASON PARTNERS PORTFOLIOS II
    Equity Index Portfolio          Legg Mason Partners Equity Index Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with and into the new Underlying Funds.



FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
----------------------           -----------------------------------
MONEY MARKET FUND                METROPOLITAN SERIES FUND, INC.
                                   Black Rock Money market Portfolio

PRINCIPAL PROTECTION GUARANTEE

THIS OPTIONAL FEATURE IS NOT CURRENTLY BEING OFFERED.


You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your Purchase Payment adjusted only for withdrawal reductions (including the withdrawal charge and the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than the chosen percentage of your Purchase Payment, adjusted for withdrawals. The Purchase Payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire Purchase Payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See Charges and Deductions.) YOU SHOULD NOT PURCHASE THIS FEATURE IF YOU INTEND TO SURRENDER THE CONTRACT WITHIN EIGHT YEARS.


At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Guarantee feature, you may not transfer out of the Protected Funding Option before the end of the eighth Contract Year. You may withdraw or annuitize all or part of your Contract Value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges.

The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection amount on any date is equal to the amount allocated to the Protected Funding Option, reduced by all prior withdrawal reductions associated with that fund. A withdrawal reduction is calculated by multiplying the fund's Principal Protection amount immediately prior to the withdrawal by the ratio of the amount of the withdrawal from that fund, including all withdrawal charges and fees, to the value of the fund immediately prior to the withdrawal.

The following example illustrates the effect of withdrawals on the amount of principal protected in both a positive and negative market:

                              UP MARKET WITHDRAWAL

(a) Contract Value                               (b) Principal Protection Benefit
-----------------------------------------------  ---------------------------------------------------------------
Contract Value before withdrawal.....  $125,000  Principal Protection Benefit before withdrawal......   $100,000
Withdrawal...........................  $ 25,000
                                       --------
Contract Value after withdrawal......  $100,000  Partial Surrender Reduction.........................   $ 20,000
                                                 $100,000 x $ 25,000 =     $20,000
                                                            --------
                                                            $125,000


                                                 Principal Protection Benefit after partial

                                                 surrender reduction.................................   $ 80,000
                                                 ($100,000-$20,000=$80,000)

            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $80,000

                             DOWN MARKET WITHDRAWAL

(a) Contract Value                                    (b) Principal Protection Benefit
---------------------------------------------------   ----------------------------------------------------------------
Contract Value before withdrawal.........  $ 80,000   Principal Protection Benefit before withdrawal.......   $100,000
Withdrawal...............................  $ 20,000
                                           --------
Contract Value after partial surrender...  $ 60,000   Partial Surrender Reduction..........................   $ 25,000
                                                      $100,000 x $ 20,000 =   $25,000
                                                                 --------
                                                                 $ 80,000


                                                      Principal Protection Benefit after partial
                                                      surrender reduction..................................   $ 75,000
                                                      ($100,000-$25,000=$75,000)

            PRINCIPAL PROTECTION BENEFIT AFTER WITHDRAWAL IS $75,000

PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth Contract Year). On that date, we will contribute to your Contract Value any amount needed to bring your Contract Value up to 115%, 100% or 90%, depending on your selection, of your original Purchase Payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your Contract Value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different Variable Funding Option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any Variable Funding Options, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your Contract Value. ONCE THE PRINCIPAL PROTECTION DATE HAS PASSED, UNLESS YOU PURCHASE A NEW CONTRACT, THE PRINCIPAL PROTECTION BENEFIT IS NO LONGER IN EFFECT. Your registered representative will help you with your decision.

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contract

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      - sales and marketing expenses including commission payments to your sales agent

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.





The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


WITHDRAWAL CHARGE

We do not deduct a sales charge from the Purchase Payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the Purchase Payment is withdrawn during the first eight years following the Purchase Payment. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

         YEARS SINCE PURCHASE PAYMENT MADE              WITHDRAWAL CHARGE
---------------------------------------------------     -----------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
         0 years                         2 years              6%
         2 years                         4 years              5%
         4 years                         6 years              4%
         6 years                         7 years              3%
         7 years                         8 years              2%
        8+ years                                              0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any part of the Purchase Payment to which no withdrawal charge applies, then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      - due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. We calculate the available withdrawal amount as of the first valuation date. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

PRINCIPAL PROTECTION FEE

We may offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Guarantee feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth Contract Year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your Purchase Payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less. If your Contract Value is more than the chosen percentage of your original Purchase Payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your Contract Value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Guarantee feature. The charge will be set periodically and will lock in at the time of Contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform to the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.

  LEVEL OF GUARANTEE               CHARGE RANGE
% OF PURCHASE PAYMENT          % OF CONTRACT VALUE
----------------------         -------------------
       115%                        1.90% - 2.00%
       100%                        1.80% - 2.00%
        90%                        1.35% - 2.00%

You must select the Principal Protection Guarantee feature at the time you purchase your Contract. The Principal Protection Guarantee feature will extend for the eight years from the Contract Date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Guarantee feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Guarantee feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original Purchase Payment withdrawn. The percent charged depends on the length of time you have had your Contract. The Principal Protection Cancellation Charge is set forth in your Contract.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun; or

      (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge will not be assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

           YEARS SINCE PURCHASE PAYMENT                 WITHDRAWAL CHARGE
---------------------------------------------------     -----------------
  GREATER THAN OR EQUAL TO            BUT LESS THAN
         0 years                         2 years               6%
         2 years                         4 years               5%
         4 years                         6 years               4%
         6 years                         7 years               3%
         7 years                         8 years               2%
        8+ years                                               0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make your Purchase Payment to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the DWS Small Cap Index VIP (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



      - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING


Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program in place at one time.

All provisions and terms of the Contract apply to the DCA, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than your Purchase Payment. You may not make withdrawals during the annuity period.

If you select the Principal Protection Guarantee feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

After the first Contract Year, and before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

-     the death benefit will not be payable upon the Annuitant's death

-     the Contingent Annuitant becomes the Annuitant

-     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

      (1)   the Contract Value;

      (2) the Purchase Payment made under the Contract less the total of any withdrawals or

      (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

      (1)   the Contract Value;

      (2) the Purchase Payment made under the Contract less the total of any withdrawals or

      (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000 - 16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, and withdrawals not previously deducted:

      (1)   the Contract Value

      (2) the Roll-Up Death Benefit Value (as described below) available at the Death Report Date

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax and withdrawals not previously deducted:

      (1)   the Contract Value

      (2) the Roll-Up Death Benefit Value (as described below) available at the Annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 80th birthday

ROLL-UP DEATH BENEFIT VALUE: On the Contract Date, the Roll-Up Death Benefit Value equals the Purchase Payment. On each anniversary of the Contract Date, we will recalculate the Roll-Up Death Benefit Value as follows:

      (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary, minus

      (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a Contract Date anniversary, the Roll-Up Death Benefit Value equals:

      (1) the Roll-Up Death Benefit Value on the previous Contract Date anniversary; minus

      (2) any Partial Surrender Reductions (as described below) since the previous Contract Date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the Purchase Payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

      (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

      (2) the amount of the partial surrender divided by the Contract Value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                            NON-QUALIFIED CONTRACTS

                                                                                                                       MANDATORY
 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL PAY                                                     PAYOUT RULES
      THE DEATH OF THE                        THE PROCEEDS TO:                              UNLESS...                    APPLY*
--------------------------------   --------------------------------------    ----------------------------------     ---------------
OWNER (WHO IS NOT THE              The beneficiary(ies), or if               Unless the beneficiary elects to       Yes
ANNUITANT) (WITH NO JOINT OWNER)   none, to the Contract                     continue the Contract rather than
                                   Owner's estate                            receive the distribution.

OWNER (WHO IS THE ANNUITANT)       The beneficiary(ies), or if               Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)              none, to the Contract                     continue the Contract rather than
                                   Owner's estate.                           receive the distribution.

JOINT OWNER (WHO IS NOT THE        The surviving joint owner.                Unless the surviving joint owner is    Yes
ANNUITANT)                                                                   the spouse and elects to continue
                                                                             the Contract.

JOINT OWNER (WHO IS THE ANNUITANT) The beneficiary(ies), or if               Unless the beneficiary/surviving       Yes
                                   none, to the surviving                    joint owner is the Contract Owner's

                                                                                                                       MANDATORY
 BEFORE THE MATURITY DATE, UPON             THE COMPANY WILL PAY                                                     PAYOUT RULES
      THE DEATH OF THE                        THE PROCEEDS TO:                              UNLESS...                    APPLY*
--------------------------------   --------------------------------------    ----------------------------------     ---------------
                                   joint owner                               spouse and the spouse elects to
                                                                             continue the Contract.

                                                                                                                       MANDATORY
 BEFORE THE MATURITY DATE, UPON           THE COMPANY WILL PAY                                                       PAYOUT RULES
      THE DEATH OF THE                      THE PROCEEDS TO:                              UNLESS...                     APPLY*
--------------------------------   --------------------------------------    ----------------------------------     ---------------
ANNUITANT (WHO IS NOT THE          The beneficiary(ies), or if none, to      Unless, the beneficiary is the         Yes
CONTRACT OWNER)                    the Contract Owner. If the Contract       Contract Owner's spouse and the
                                   Owner is not living, then to the          spouse elects to continue the
                                   surviving joint owner.  If none, then     Contract rather than receive the
                                   to the Contract Owner's estate.           distribution.

                                                                             But, if there is a Contingent
                                                                             Annuitant, then the Contingent
                                                                             Annuitant becomes the Annuitant and
                                                                             the Contract continues in effect
                                                                             (generally using the original
                                                                             Maturity Date). The proceeds will
                                                                             then be paid upon the death of
                                                                             the Contingent Annuitant or owner.

ANNUITANT (WHO IS THE              See death of "owner who is                                                       Yes
CONTRACT OWNER)                    the Yes Annuitant"
                                   above.

ANNUITANT (WHERE OWNER IS A        The beneficiary(ies) or if                                                       Yes (Death of
NONNATURAL ENTITY/TRUST)           none, to the Contract Owner.                                                     Annuitant is
                                                                                                                    treated as death
                                                                                                                    of the owner in
                                                                                                                    these
                                                                                                                    circumstances.)

CONTINGENT ANNUITANT               No death proceeds are payable;                                                   N/A
(ASSUMING ANNUITANT IS STILL       Contract continues.
ALIVE)

BENEFICIARY                        No death proceeds are payable;                                                   N/A
                                   Contract continues

CONTINGENT BENEFICIARY             No death proceeds are payable;                                                   N/A
                                   Contract continues.

                               QUALIFIED CONTRACTS

                                                                                                                      MANDATORY
 BEFORE THE MATURITY DATE, UPON           THE COMPANY WILL PAY                                                       PAYOUT RULES
      THE DEATH OF THE                      THE PROCEEDS TO:                              UNLESS...                     APPLY*
--------------------------------   --------------------------------------    ----------------------------------     ---------------
OWNER / ANNUITANT                  The beneficiary(ies), or if none,                                                Yes
                                   to the Contract Owner's estate.

BENEFICIARY                        No death proceeds are payable;                                                   N/A
                                   Contract continues.

CONTINGENT BENEFICIARY             No death proceeds are payable;                                                   N/A
                                   Contract continues.

----------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments, (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date Anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 85th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday for Non-qualified Contracts or, for Qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2, or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.) If the Principal Protection Guarantee feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options..

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for A Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate of 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. References to "Separate Account" refer either to Fund BD III or Fund BD IV, depending on the issuer of your Contract. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



State and Local Taxes. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



Penalty Tax for Premature Distributions. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follow the death or disability of the Contract Owners. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES: While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you of offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



-     A non-taxable return of your Purchase Payment; and



-     A taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.


Partial Withdrawals: If you make a partial withdrawal of your Contract Value, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.



PARTIAL ANNUITIZATION (if available with your Contract): At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking an Annuity Payments) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will treat the remaining amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.



We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.



The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.





PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income,, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                               OTHER INFORMATION

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States

(except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.






FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average ContractValue (if asset-based compensation is paid to registered representatives).



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc., as well as with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates New England Securities Corporation, Metropolitan Life Insurance Company and Walnut Street Securities, Inc. See the Statement of Additional Information - "DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more of the Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealers that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other product issued by non-affiliates.



Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a `gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor in determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.



The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.





CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS






In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Money Market Portfolio (2/98)                          2005        1.146            1.162           1,943,467
                                                       2004        1.150            1.146           1,934,132
                                                       2003        1.157            1.150           2,696,830
                                                       2002        1.158            1.157           3,968,056
                                                       2001        1.131            1.158           3,881,543
                                                       2000        1.080            1.131             293,012
                                                       1999        1.044            1.080              87,063
                                                       1998        1.007            1.044               8,882
                                                       1997        1.000            1.007                   -

Greenwich Street Series Fund
    Equity Index Portfolio - Class I Shares (12/97)    2005        1.297            1.337           4,190,758
                                                       2004        1.190            1.297           4,261,020
                                                       2003        0.942            1.190           4,746,835
                                                       2002        1.228            0.942           4,986,426
                                                       2001        1.417            1.228           4,108,571
                                                       2000        1.581            1.417           3,645,033
                                                       1999        1.327            1.581           1,776,976
                                                       1998        1.047            1.327             195,925
                                                       1997        1.000            1.047                   -

Scudder Investments VIT Funds
    EAFE(R) Equity Index Fund - Class A Shares (9/98)  2005        1.069            1.074                   -
                                                       2004        0.911            1.069             208,529
                                                       2003        0.692            0.911             262,796
                                                       2002        0.896            0.692             168,605
                                                       2001        1.206            0.896             176,300
                                                       2000        1.468            1.206             136,060
                                                       1999        1.166            1.468              86,483
                                                       1998        0.972            1.166                   -
                                                       1997        1.000            0.972                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Small Cap Index Fund - Class A Shares (1/98)           2005        1.353            1.391            385,271
                                                       2004        1.165            1.353            401,331
                                                       2003        0.807            1.165            472,891
                                                       2002        1.030            0.807            606,524
                                                       2001        1.024            1.030            620,344
                                                       2000        1.080            1.024            495,755
                                                       1999        0.911            1.080            379,973
                                                       1998        0.945            0.911                  -
                                                       1997        1.000            0.945                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 3.60%



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class I Shares (12/97)    2005        1.033            1.041            146,501
                                                       2004        0.969            1.033            146,590
                                                       2003        0.784            0.969            146,716
                                                       2002        1.044            0.784            146,854
                                                       2001        1.232            1.044            146,996
                                                       2000        1.405            1.232            147,024
                                                       1999        1.206            1.405            147,045
                                                       1998        1.000            1.206            147,068



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at the End of the Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective July 25, 2005, the Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the Contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
    Money Market Portfolio (10/97)                     2005        1.146            1.162           7,710,607
                                                       2004        1.150            1.146           6,452,252
                                                       2003        1.157            1.150           8,807,998
                                                       2002        1.158            1.157          10,222,059
                                                       2001        1.131            1.158           9,720,708
                                                       2000        1.080            1.131           2,307,960
                                                       1999        1.044            1.080           1,382,006
                                                       1998        1.007            1.044             728,039
                                                       1997        1.000            1.007              46,237

Greenwich Street Series Fund
    Equity Index Portfolio - Class I Shares (9/97)     2005        1.297            1.337          16,518,220
                                                       2004        1.190            1.297          17,975,832
                                                       2003        0.942            1.190          19,530,503
                                                       2002        1.228            0.942          21,506,507
                                                       2001        1.417            1.228          20,629,586
                                                       2000        1.581            1.417          17,452,018
                                                       1999        1.327            1.581          15,906,377
                                                       1998        1.047            1.327           6,591,030
                                                       1997        1.000            1.047             934,805

Scudder Investments VIT Funds
    EAFE<< Equity Index Fund - Class A Shares (10/97)  2005        1.069            1.074                   -
                                                       2004        0.911            1.069           1,487,231
                                                       2003        0.692            0.911           1,597,502
                                                       2002        0.896            0.692           1,659,020
                                                       2001        1.206            0.896           1,593,715
                                                       2000        1.468            1.206           1,663,384
                                                       1999        1.166            1.468           1,264,534

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
EAFE<< Equity Index Fund - Class A Shares
(continued)                                            1998        0.972            1.166             786,358
                                                       1997        1.000            0.972             144,516

Small Cap Index Fund - Class A Shares (10/97)          2005        1.353            1.391           2,025,284
                                                       2004        1.165            1.353           2,136,264
                                                       2003        0.807            1.165           2,372,804
                                                       2002        1.030            0.807           2,867,026
                                                       2001        1.024            1.030           2,628,097
                                                       2000        1.080            1.024           3,263,000
                                                       1999        0.911            1.080           3,362,605
                                                       1998        0.945            0.911           2,147,107
                                                       1997        1.000            0.945             441,762

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 3.60%



                                                               UNIT VALUE AT                     NUMBER OF UNITS
                                                               BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
               PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
---------------------------------------------------    ----    -------------    -------------    ---------------
Greenwich Street Series Fund
    Equity Index Portfolio - Class I Shares (9/97)     2005        1.033            1.041            157,052
                                                       2004        0.969            1.033            157,171
                                                       2003        0.784            0.969            157,297
                                                       2002        1.044            0.784            157,435
                                                       2001        1.232            1.044            162,824
                                                       2000        1.405            1.232            177,591
                                                       1999        1.206            1.405            298,659
                                                       1998        1.004            1.206            341,977



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at the End of the Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.






Effective July 25, 2005, the Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations


          Independent Registered Public Accounting Firm


          Condensed Financial Information

          Financial Statements


Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-17, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-17.


Name:    _____________________________________

Address: _____________________________________

         _____________________________________



Check Box:

[   ]    MIC-Book-17

[   ]    MLAC-Book-17

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 17                                                              May 1, 2006

                                  INDEX ANNUITY




                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES


                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY...........................................................             2
PRINCIPAL UNDERWRITER...........................................................             2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...............................             2
VALUATION OF ASSETS.............................................................             3
FEDERAL TAX CONSIDERATIONS......................................................             4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...................................             8
CONDENSED FINANCIAL INFORMATION.................................................             9
FINANCIAL STATEMENTS............................................................             1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD III for Variable Annuities (formerly known as The Travelers Fund BD III for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions



                        UNDERWRITING COMMISSIONS PAID TO       AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                         MLIDLLC BY THE COMPANY                    RETAINED BY MLIDLLC
----                    --------------------------------       ----------------------------------
2005                           $   132,588,671                              $   0

2004                           $   132,410,000                              $   0

2003                           $    73,233,000                              $   0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.
Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.





THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:


            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1



Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



Base Return = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.


Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.


QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59, or in the case of hardship.


SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

      (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

      (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or


      (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 or as otherwise required by law, or


      (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of The Travelers Fund BD III for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Fund BD III for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                         CONDENSED FINANCIAL INFORMATION



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                       SEPARATE ACCOUNT CHARGES 1.60% (B)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
    Money Market Portfolio (2/98)                                      2005     1.129           1.144         1,730,093
                                                                       2004     1.136           1.129         2,129,590
                                                                       2003     1.145           1.136         3,004,837
                                                                       2002     1.148           1.145         5,422,533
                                                                       2001     1.124           1.148         5,439,463
                                                                       2000     1.076           1.124                 -
                                                                       1999     1.041           1.076                 -
                                                                       1998     1.007           1.041                 -
                                                                       1997     1.000           1.007                 -

Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.278           1.315           470,936
                                                                       2004     1.175           1.278           813,827
                                                                       2003     0.932           1.175           821,797
                                                                       2002     1.217           0.932           824,215
                                                                       2001     1.408           1.217           681,503
                                                                       2000     1.573           1.408           460,622
                                                                       1999     1.324           1.573           460,640
                                                                       1998     1.046           1.324            16,764
                                                                       1997     1.000           1.046                 -

Scudder Investments VIT Funds

    EAFE<< Equity Index Fund - Class A Shares (9/98)                   2005     1.054           1.057                 -
                                                                       2004     0.899           1.054            66,373
                                                                       2003     0.685           0.899            80,483
                                                                       2002     0.888           0.685            33,293
                                                                       2001     1.198           0.888                 -
                                                                       2000     1.461           1.198                 -
                                                                       1999     1.163           1.461                 -
                                                                       1998     0.972           1.163                 -
                                                                       1997     1.000           0.972                 -

    Small Cap Index Fund - Class A Shares (1/98)                       2005     1.333           1.368            58,903
                                                                       2004     1.151           1.333            98,688
                                                                       2003     0.798           1.151           106,939
                                                                       2002     1.022           0.798            79,957
                                                                       2001     1.017           1.022                 -

                         CONDENSED FINANCIAL INFORMATION



                 SEPARATE ACCOUNT CHARGES 1.60% (B) (CONTINUED)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
    Small Cap Index Fund - Class A Shares  (continued)                 2000     1.075           1.017                 -
                                                                       1999     0.909           1.075                 -
                                                                       1998     0.944           0.909                 -
                                                                       1997     1.000           0.944                 -



                       SEPARATE ACCOUNT CHARGES 2.20% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.224           1.251                 -
                                                                       2004     1.132           1.224                 -
                                                                       2003     0.903           1.132                 -
                                                                       2002     1.186           0.903                 -
                                                                       2001     1.380           1.186                 -
                                                                       2000     1.552           1.380                 -
                                                                       1999     1.314           1.552                 -
                                                                       1998     1.044           1.314                 -
                                                                       1997     1.000           1.044                 -



                       SEPARATE ACCOUNT CHARGES 2.25% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.022           1.045                 -
                                                                       2004     0.946           1.022                 -
                                                                       2003     0.755           0.946                 -
                                                                       2002     0.992           0.755                 -
                                                                       2001     1.155           0.992                 -
                                                                       2000     1.299           1.155                 -
                                                                       1999     1.100           1.299                 -
                                                                       1998     1.000           1.100                 -

                         CONDENSED FINANCIAL INFORMATION



                       SEPARATE ACCOUNT CHARGES 2.35% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.213           1.238         7,607,263
                                                                       2004     1.124           1.213         7,968,189
                                                                       2003     0.898           1.124         8,117,883
                                                                       2002     1.181           0.898         7,261,504
                                                                       2001     1.376           1.181                 -
                                                                       2000     1.550           1.376            16,712
                                                                       1999     1.314           1.550            16,731
                                                                       1998     1.000           1.314            16,752



                       SEPARATE ACCOUNT CHARGES 2.40% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.099           1.122           553,565
                                                                       2004     1.019           1.099           588,698
                                                                       2003     0.814           1.019           588,847
                                                                       2002     1.072           0.814           615,272
                                                                       2001     1.249           1.072           703,102
                                                                       2000     1.408           1.249           703,183
                                                                       1999     1.194           1.408           577,193
                                                                       1998     1.000           1.194            22,680



                       SEPARATE ACCOUNT CHARGES 2.40% (C)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.206           1.231                 -
                                                                       2004     1.118           1.206                 -
                                                                       2003     0.894           1.118                 -
                                                                       2002     1.176           0.894                 -
                                                                       2001     1.371           1.176                 -
                                                                       2000     1.545           1.371                 -
                                                                       1999     1.310           1.545                 -
                                                                       1998     1.044           1.310                 -
                                                                       1997     1.000           1.044                 -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.45%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.008           1.029                 -
                                                                       2004     0.935           1.008                 -
                                                                       2003     0.748           0.935                 -
                                                                       2002     0.985           0.748                 -
                                                                       2001     1.149           0.985                 -
                                                                       2000     1.295           1.149                 -
                                                                       1999     1.099           1.295                 -
                                                                       1998     1.000           1.099                 -



                       SEPARATE ACCOUNT CHARGES 2.50% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.197           1.221                 -
                                                                       2004     1.111           1.197           193,149
                                                                       2003     0.889           1.111           197,233
                                                                       2002     1.171           0.889           201,539
                                                                       2001     1.367           1.171           207,574
                                                                       2000     1.541           1.367           212,939
                                                                       1999     1.308           1.541           219,822
                                                                       1998     1.043           1.308           220,067
                                                                       1997     1.000           1.043           143,274



                       SEPARATE ACCOUNT CHARGES 2.55% (A)




                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.196           1.219                 -
                                                                       2004     1.110           1.196                 -
                                                                       2003     0.889           1.110                 -
                                                                       2002     1.172           0.889                 -
                                                                       2001     1.368           1.172                 -
                                                                       2000     1.544           1.368                 -
                                                                       1999     1.311           1.544                 -
                                                                       1998     1.000           1.311                 -

                         CONDENSED FINANCIAL INFORMATION



                       SEPARATE ACCOUNT CHARGES 2.55% (B)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.803           0.818           703,710
                                                                       2004     0.745           0.803           712,477
                                                                       2003     0.597           0.745           717,972
                                                                       2002     0.786           0.597           729,349
                                                                       2001     0.918           0.786           739,133
                                                                       2000     1.000           0.918           452,147



                         SEPARATE ACCOUNT CHARGES 2.60%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.085           1.105           229,993
                                                                       2004     1.008           1.085           230,077
                                                                       2003     0.807           1.008           230,167
                                                                       2002     1.065           0.807           230,267
                                                                       2001     1.244           1.065           230,371
                                                                       2000     1.404           1.244           230,452
                                                                       1999     1.193           1.404           254,591
                                                                       1998     1.000           1.193            24,092



                         SEPARATE ACCOUNT CHARGES 2.70%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.180           1.200                 -
                                                                       2004     1.097           1.180             9,589
                                                                       2003     0.879           1.097             9,617
                                                                       2002     1.161           0.879             9,647
                                                                       2001     1.358           1.161             9,647
                                                                       2000     1.534           1.358             9,672
                                                                       1999     1.305           1.534             9,692
                                                                       1998     1.043           1.305             9,713
                                                                       1997     1.000           1.043            33,723

                         CONDENSED FINANCIAL INFORMATION



                       SEPARATE ACCOUNT CHARGES 2.75% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.796           0.809            53,225
                                                                       2004     0.740           0.796           162,606
                                                                       2003     0.594           0.740           162,647
                                                                       2002     0.784           0.594           162,692
                                                                       2001     0.917           0.784           162,786
                                                                       2000     1.000           0.917                 -



                       SEPARATE ACCOUNT CHARGES 2.75% (B)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.180           1.200         2,145,186
                                                                       2004     1.097           1.180         2,383,848
                                                                       2003     0.880           1.097         2,426,355
                                                                       2002     1.162           0.880         2,451,216
                                                                       2001     1.360           1.162         2,472,146
                                                                       2000     1.538           1.360         2,492,334
                                                                       1999     1.309           1.538         2,144,703
                                                                       1998     1.000           1.309         1,556,018



                         SEPARATE ACCOUNT CHARGES 2.85%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.981           0.997         1,627,427
                                                                       2004     0.913           0.981         1,725,538
                                                                       2003     0.734           0.913         2,462,314
                                                                       2002     0.970           0.734         3,262,459
                                                                       2001     1.136           0.970         3,356,677
                                                                       2000     1.285           1.136         3,366,565
                                                                       1999     1.095           1.285         3,384,455
                                                                       1998     1.001           1.095         3,460,179

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.90%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.163           1.181       157,966,693
                                                                       2004     1.083           1.163       123,921,589
                                                                       2003     0.870           1.083        71,347,925
                                                                       2002     1.151           0.870        74,846,400
                                                                       2001     1.349           1.151        78,204,552
                                                                       2000     1.527           1.349        62,288,311
                                                                       1999     1.302           1.527        36,888,854
                                                                       1998     1.042           1.302         2,611,391
                                                                       1997     1.000           1.042                 -



                         SEPARATE ACCOUNT CHARGES 2.95%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.163           1.181           172,900
                                                                       2004     1.084           1.163           172,952
                                                                       2003     0.871           1.084           173,008
                                                                       2002     1.153           0.871           173,070
                                                                       2001     1.352           1.153           105,473
                                                                       2000     1.532           1.352            27,046
                                                                       1999     1.306           1.532            10,990
                                                                       1998     1.000           1.306            11,011



                       SEPARATE ACCOUNT CHARGES 3.05% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.968           0.982            13,008
                                                                       2004     0.903           0.968            13,039
                                                                       2003     0.727           0.903            13,073
                                                                       2002     0.963           0.727            13,110
                                                                       2001     1.130           0.963            13,148
                                                                       2000     1.281           1.130            61,729
                                                                       1999     1.094           1.281            61,752
                                                                       1998     1.000           1.094            61,777

                         CONDENSED FINANCIAL INFORMATION



                       SEPARATE ACCOUNT CHARGES 3.05% (B)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.912           0.925        99,416,538
                                                                       2004     0.851           0.912       106,137,639
                                                                       2003     0.685           0.851       110,478,634
                                                                       2002     0.907           0.685       107,341,391
                                                                       2001     1.000           0.907        51,177,207



                         SEPARATE ACCOUNT CHARGES 3.10%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.146           1.161         3,321,968
                                                                       2004     1.069           1.146         3,418,136
                                                                       2003     0.861           1.069         3,750,491
                                                                       2002     1.141           0.861         3,892,402
                                                                       2001     1.340           1.141         4,051,968
                                                                       2000     1.520           1.340         3,572,891
                                                                       1999     1.298           1.520         3,627,419
                                                                       1998     1.041           1.298         2,000,628
                                                                       1997     1.000           1.041             9,612



                         SEPARATE ACCOUNT CHARGES 3.20%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.830           0.841       125,361,777
                                                                       2004     0.776           0.830       130,601,515
                                                                       2003     0.625           0.776       135,823,467
                                                                       2002     0.829           0.625       140,160,079
                                                                       2001     0.975           0.829       145,663,853
                                                                       2000     1.107           0.975       152,615,454
                                                                       1999     1.000           1.107        79,071,649

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 3.25%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.906           0.916         8,880,348
                                                                       2004     0.846           0.906         9,279,755
                                                                       2003     0.682           0.846        10,068,181
                                                                       2002     0.906           0.682        10,190,542
                                                                       2001     1.000           0.906         5,396,299



                         SEPARATE ACCOUNT CHARGES 3.30%



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.135           1.148                 -
                                                                       2004     1.062           1.135                 -
                                                                       2003     0.856           1.062                 -
                                                                       2002     1.137           0.856                 -
                                                                       2001     1.338           1.137                 -
                                                                       2000     1.521           1.338                 -
                                                                       1999     1.302           1.521                 -
                                                                       1998     1.000           1.302                 -



                       SEPARATE ACCOUNT CHARGES 3.40% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.047           1.058             8,848
                                                                       2004     0.980           1.047            11,672
                                                                       2003     0.791           0.980            13,551
                                                                       2002     1.052           0.791            15,627
                                                                       2001     1.239           1.052            17,881
                                                                       2000     1.410           1.239            19,493
                                                                       1999     1.208           1.410            20,820
                                                                       1998     1.000           1.208            22,226

                         CONDENSED FINANCIAL INFORMATION



                       SEPARATE ACCOUNT CHARGES 3.40% (B)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     0.822           0.830         1,983,689
                                                                       2004     0.769           0.822         2,038,349
                                                                       2003     0.621           0.769         2,073,764
                                                                       2002     0.826           0.621         2,222,280
                                                                       2001     0.972           0.826         2,268,964
                                                                       2000     1.106           0.972         2,279,697
                                                                       1999     1.000           1.106         1,197,428



                       SEPARATE ACCOUNT CHARGES 3.50% (A)



                                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                                             BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                                  PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR      END OF YEAR
                                  --------------                       ----  -------------  -------------  ---------------
Greenwich Street Series Fund

    Equity Index Portfolio - Class I Shares (12/97)                    2005     1.119           1.130                 -
                                                                       2004     1.049           1.119                 -
                                                                       2003     0.848           1.049                 -
                                                                       2002     1.128           0.848                 -
                                                                       2001     1.330           1.128                 -
                                                                       2000     1.515           1.330                 -
                                                                       1999     1.299           1.515                 -
                                                                       1998     1.000           1.299                 -



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2005

                                    THE TRAVELERS FUND BD III
                                    FOR VARIABLE ANNUITIES
                                             OF
                                    THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund BD III for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund BD III for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund BD III for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                     EAFE Equity Index Fund - Class A Shares
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                     Equity Index Portfolio - Class I Shares
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                      Small Cap Index Fund - Class A Shares
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of the Travelers Fund BD III for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund BD III for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund BD III for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                            CAPITAL
                                         APPRECIATION           HIGH YIELD            MANAGED                  MONEY
                                             FUND               BOND TRUST          ASSETS TRUST         MARKET PORTFOLIO
                                         ------------          -----------          ------------         ----------------
ASSETS:
  Investments at market value:           $ 1,635,294           $    36,078           $   228,356           $ 4,237,159

  Receivables:
    Dividends ................                    --                    --                    --                 7,332
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,635,294                36,078               228,356             4,244,491
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    62                     1                     8                   156
    Administrative fees ......                     7                    --                    --                    17
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    69                     1                     8                   173
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,635,225           $    36,077           $   228,348           $ 4,244,318
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                       AIM V.I. PREMIER     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN       GLOBAL GROWTH
                                         EQUITY FUND -      GROWTH AND INCOME      LARGE-CAP GROWTH       FUND - CLASS 2
                                           SERIES I        PORTFOLIO - CLASS B   PORTFOLIO - CLASS B          SHARES
                                       ----------------    -------------------   -------------------      --------------
ASSETS:
  Investments at market value:           $ 1,169,543           $ 1,664,040           $ 2,698,850           $13,732,516

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,169,543             1,664,040             2,698,850            13,732,516
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    43                    80                   112                   645
    Administrative fees ......                     5                     7                    11                    56
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    48                    87                   123                   701
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,169,495           $ 1,663,953           $ 2,698,727           $13,731,815
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                    DREYFUS VIF -         DREYFUS VIF -
                      GROWTH-INCOME        CREDIT SUISSE        DELAWARE VIP         APPRECIATION       DEVELOPING LEADERS
  GROWTH FUND -       FUND - CLASS 2       TRUST EMERGING       REIT SERIES -        PORTFOLIO -        PORTFOLIO - INITIAL
 CLASS 2 SHARES           SHARES         MARKETS PORTFOLIO     STANDARD CLASS       INITIAL SHARES            SHARES
 -------------        --------------     -----------------     --------------       --------------      -------------------
  $33,578,227          $34,470,188          $   181,479          $ 3,064,163          $ 1,050,030          $ 1,783,290


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

   33,578,227           34,470,188              181,479            3,064,163            1,050,030            1,783,290
  -----------          -----------          -----------          -----------          -----------          -----------




        1,565                1,600                    6                  118                   39                   65
          138                  142                    1                   12                    5                    7
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

        1,703                1,742                    7                  130                   44                   72
  -----------          -----------          -----------          -----------          -----------          -----------

  $33,576,524          $34,468,446          $   181,472          $ 3,064,033          $ 1,049,986          $ 1,783,218
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        FRANKLIN SMALL-
                                        MERCURY GLOBAL       MERCURY VALUE         FRANKLIN INCOME       MID CAP GROWTH
                                        ALLOCATION V.I.    OPPORTUNITIES V.I.     SECURITIES FUND -    SECURITIES FUND -
                                       FUND - CLASS III     FUND - CLASS III       CLASS II SHARES       CLASS 2 SHARES
                                       ----------------    ------------------     -----------------    -----------------
ASSETS:
  Investments at market value:           $   321,986           $ 1,599,079           $ 1,427,003           $ 2,128,316

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               321,986             1,599,079             1,427,003             2,128,316
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    15                    73                    64                    95
    Administrative fees ......                     1                     7                     6                     9
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    16                    80                    70                   104
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   321,970           $ 1,598,999           $ 1,426,933           $ 2,128,212
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                   TEMPLETON DEVELOPING
  MUTUAL SHARES     MARKETS SECURITIES   TEMPLETON FOREIGN    TEMPLETON GROWTH                             DIVERSIFIED
SECURITIES FUND -     FUND - CLASS 2     SECURITIES FUND -    SECURITIES FUND -       APPRECIATION       STRATEGIC INCOME
 CLASS 2 SHARES           SHARES           CLASS 2 SHARES      CLASS 2 SHARES          PORTFOLIO            PORTFOLIO
-----------------  --------------------  -----------------    -----------------       ------------       ----------------
  $ 6,330,157          $ 4,431,071          $ 8,294,953          $ 4,403,763          $ 6,666,908          $ 3,183,693


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    6,330,157            4,431,071            8,294,953            4,403,763            6,666,908            3,183,693
  -----------          -----------          -----------          -----------          -----------          -----------




          290                  210                  393                  205                  294                  140
           26                   18                   34                   18                   27                   13
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

          316                  228                  427                  223                  321                  153
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 6,329,841          $ 4,430,843          $ 8,294,526          $ 4,403,540          $ 6,666,587          $ 3,183,540
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        SALOMON BROTHERS
                                         EQUITY INDEX          EQUITY INDEX                            VARIABLE AGGRESSIVE
                                          PORTFOLIO -          PORTFOLIO -           FUNDAMENTAL         GROWTH FUND -
                                        CLASS I SHARES       CLASS II SHARES       VALUE PORTFOLIO       CLASS I SHARES
                                        --------------       ---------------       ---------------     -------------------
ASSETS:
  Investments at market value:          $439,341,538           $ 6,529,567           $ 8,811,331           $   364,556

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                        ------------           -----------           -----------           -----------

      Total Assets ...........           439,341,538             6,529,567             8,811,331               364,556
                                        ------------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                15,128                   276                   396                    15
    Administrative fees ......                 1,806                    27                    36                     1
    Equity protection fees ...                19,250                    --                    --                    --
                                        ------------           -----------           -----------           -----------

      Total Liabilities ......                36,184                   303                   432                    16
                                        ------------           -----------           -----------           -----------

NET ASSETS:                             $439,305,354           $ 6,529,264           $ 8,810,899           $   364,540
                                        ============           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

SALOMON BROTHERS
VARIABLE GROWTH &                            GLOBAL LIFE        GLOBAL TECHNOLOGY       MID CAP GROWTH      WORLDWIDE GROWTH
  INCOME FUND -    BALANCED PORTFOLIO -  SCIENCES PORTFOLIO -  PORTFOLIO - SERVICE   PORTFOLIO - SERVICE      PORTFOLIO -
 CLASS I SHARES       SERVICE SHARES        SERVICE SHARES           SHARES                 SHARES           SERVICE SHARES
-----------------  --------------------  --------------------  -------------------   -------------------    ----------------
  $   167,839          $ 2,686,607           $   718,135           $   499,199           $ 1,064,005           $   939,317


           --                   --                    --                    --                    --                    --
  -----------          -----------           -----------           -----------           -----------           -----------

      167,839            2,686,607               718,135               499,199             1,064,005               939,317
  -----------          -----------           -----------           -----------           -----------           -----------




            6                   97                    26                    19                    47                    35
            1                   11                     3                     2                     4                     4
           --                   --                    --                    --                    --                    --
  -----------          -----------           -----------           -----------           -----------           -----------

            7                  108                    29                    21                    51                    39
  -----------          -----------           -----------           -----------           -----------           -----------

  $   167,832          $ 2,686,499           $   718,106           $   499,178           $ 1,063,954           $   939,278
  ===========          ===========           ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           LAZARD                                                        REAL RETURN
                                      RETIREMENT SMALL         GROWTH AND              MID-CAP           PORTFOLIO -
                                        CAP PORTFOLIO       INCOME PORTFOLIO       VALUE PORTFOLIO    ADMINISTRATIVE CLASS
                                      ---------------       ----------------       ---------------    --------------------
ASSETS:
  Investments at market value:           $ 1,539,123           $ 4,752,204           $ 6,424,733           $ 8,302,701

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,539,123             4,752,204             6,424,733             8,302,701
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    69                   222                   300                   394
    Administrative fees ......                     6                    20                    27                    34
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    75                   242                   327                   428
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,539,048           $ 4,751,962           $ 6,424,406           $ 8,302,273
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  TOTAL RETURN         PUTNAM VT             PUTNAM VT            PUTNAM VT
   PORTFOLIO -      DISCOVERY GROWTH    INTERNATIONAL EQUITY   SMALL CAP VALUE
 ADMINISTRATIVE     FUND - CLASS IB       FUND - CLASS IB      FUND - CLASS IB         ALL CAP           INVESTORS FUND -
      CLASS              SHARES                SHARES              SHARES           FUND - CLASS I           CLASS I
 --------------     ----------------    --------------------   ---------------      --------------       ----------------
  $24,251,728          $   277,973          $   702,727          $ 5,970,165          $ 6,015,721          $ 3,855,204


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

   24,251,728              277,973              702,727            5,970,165            6,015,721            3,855,204
  -----------          -----------          -----------          -----------          -----------          -----------




        1,032                   10                   27                  252                  232                  146
          100                    1                    3                   25                   25                   16
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

        1,132                   11                   30                  277                  257                  162
  -----------          -----------          -----------          -----------          -----------          -----------

  $24,250,596          $   277,962          $   702,697          $ 5,969,888          $ 6,015,464          $ 3,855,042
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          LARGE CAP             SMALL CAP          SMALL CAP INDEX         SMITH BARNEY
                                        GROWTH FUND -         GROWTH FUND -         FUND - CLASS A      DIVIDEND STRATEGY
                                           CLASS I               CLASS I                SHARES              PORTFOLIO
                                        -------------         -------------        ---------------      -----------------
ASSETS:
  Investments at market value:           $   635,302           $ 2,521,179           $   616,446           $   701,229

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               635,302             2,521,179               616,446               701,229
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    25                   108                    22                    37
    Administrative fees ......                     3                    10                     2                     3
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    28                   118                    24                    40
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   635,274           $ 2,521,061           $   616,422           $   701,189
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    SMITH BARNEY     MULTIPLE DISCIPLINE         MULTIPLE         MULTIPLE DISCIPLINE     MULTIPLE DISCIPLINE
 PREMIER SELECTIONS      PORTFOLIO -      DISCIPLINE PORTFOLIO -   PORTFOLIO - GLOBAL    PORTFOLIO - LARGE CAP     AIM CAPITAL
   ALL CAP GROWTH      ALL CAP GROWTH        BALANCED ALL CAP        ALL CAP GROWTH           GROWTH AND          APPRECIATION
      PORTFOLIO           AND VALUE          GROWTH AND VALUE          AND VALUE                 VALUE              PORTFOLIO
 ------------------  -------------------  ----------------------   ------------------    ---------------------    ------------
    $   330,583          $21,119,629           $20,656,469            $10,288,188             $ 3,739,231          $ 2,073,611


             --                   --                    --                     --                      --                   --
    -----------          -----------           -----------            -----------             -----------          -----------

        330,583           21,119,629            20,656,469             10,288,188               3,739,231            2,073,611
    -----------          -----------           -----------            -----------             -----------          -----------




             17                1,033                 1,021                    512                     183                   91
              1                   87                    85                     42                      16                    9
             --                   --                    --                     --                      --                   --
    -----------          -----------           -----------            -----------             -----------          -----------

             18                1,120                 1,106                    554                     199                  100
    -----------          -----------           -----------            -----------             -----------          -----------

    $   330,565          $21,118,509           $20,655,363            $10,287,634             $ 3,739,032          $ 2,073,511
    ===========          ===========           ===========            ===========             ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          CONVERTIBLE         DISCIPLINED                                   FEDERATED
                                          SECURITIES            MID CAP             EQUITY INCOME           HIGH YIELD
                                           PORTFOLIO        STOCK PORTFOLIO           PORTFOLIO             PORTFOLIO
                                         -----------        ---------------         ------------           -----------
ASSETS:
  Investments at market value:           $ 2,065,947           $ 1,198,075           $ 9,187,751           $ 2,009,401

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             2,065,947             1,198,075             9,187,751             2,009,401
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    76                    44                   371                    74
    Administrative fees ......                     9                     5                    38                     8
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    85                    49                   409                    82
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 2,065,862           $ 1,198,026           $ 9,187,342           $ 2,009,319
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                             MANAGED
                                              MANAGED              MANAGED                              ALLOCATION SERIES:
   FEDERATED                             ALLOCATION SERIES:  ALLOCATION SERIES:        MANAGED              MODERATE-
     STOCK              LARGE CAP            AGGRESSIVE         CONSERVATIVE      ALLOCATION SERIES:        AGGRESSIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO       MODERATE PORTFOLIO        PORTFOLIO
  -----------          -----------       ------------------  ------------------   ------------------    ------------------
  $   571,274          $ 1,508,639          $   331,377          $    62,582          $ 2,274,463          $ 2,103,678


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      571,274            1,508,639              331,377               62,582            2,274,463            2,103,678
  -----------          -----------          -----------          -----------          -----------          -----------




           21                   60                   17                    4                  113                  110
            3                    6                    1                   --                   10                    9
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

           24                   66                   18                    4                  123                  119
  -----------          -----------          -----------          -----------          -----------          -----------

  $   571,250          $ 1,508,573          $   331,359          $    62,578          $ 2,274,340          $ 2,103,559
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            MANAGED
                                      ALLOCATION SERIES:
                                           MODERATE-          MERCURY LARGE          MFS MID CAP            MFS TOTAL
                                         CONSERVATIVE            CAP CORE               GROWTH                RETURN
                                           PORTFOLIO            PORTFOLIO             PORTFOLIO             PORTFOLIO
                                      ------------------      ------------           -----------           -----------
ASSETS:
  Investments at market value:           $   487,839           $ 1,116,073           $ 2,813,371           $26,455,044

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........               487,839             1,116,073             2,813,371            26,455,044
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    22                    47                   111                 1,120
    Administrative fees ......                     2                     4                    12                   109
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    24                    51                   123                 1,229
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $   487,815           $ 1,116,022           $ 2,813,248           $26,453,815
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         MONDRIAN                                  PIONEER
                      INTERNATIONAL                                MID CAP              PIONEER             STRATEGIC
   MFS VALUE              STOCK             PIONEER FUND            VALUE           STRATEGIC INCOME          EQUITY
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  -----------         ------------          -----------          -----------        ----------------       -----------
  $ 3,223,784          $ 3,144,455          $   623,377          $    51,751          $ 4,243,256          $ 2,753,560


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

    3,223,784            3,144,455              623,377               51,751            4,243,256            2,753,560
  -----------          -----------          -----------          -----------          -----------          -----------




          155                  146                   31                    3                  188                  105
           13                   13                    3                   --                   17                   11
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

          168                  159                   34                    3                  205                  116
  -----------          -----------          -----------          -----------          -----------          -----------

  $ 3,223,616          $ 3,144,296          $   623,343          $    51,748          $ 4,243,051          $ 2,753,444
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          STYLE FOCUS          STYLE FOCUS
                                            SERIES:           SERIES: SMALL           TRAVELERS             TRAVELERS
                                           SMALL CAP            CAP VALUE           MANAGED INCOME         QUALITY BOND
                                       GROWTH PORTFOLIO         PORTFOLIO             PORTFOLIO             PORTFOLIO
                                       ----------------       -------------         --------------         ------------
ASSETS:
  Investments at market value:           $    63,992           $    47,827           $ 3,520,176           $ 4,659,385

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........                63,992                47,827             3,520,176             4,659,385
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                     4                     3                   155                   169
    Administrative fees ......                    --                    --                    15                    19
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                     4                     3                   170                   188
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $    63,988           $    47,824           $ 3,520,006           $ 4,659,197
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                           SMITH BARNEY
                                          SB ADJUSTABLE         SMITH BARNEY                              INTERNATIONAL
U.S. GOVERNMENT         VAN KAMPEN         RATE INCOME           AGGRESSIVE           SMITH BARNEY           ALL CAP
  SECURITIES            ENTERPRISE         PORTFOLIO -             GROWTH             HIGH INCOME             GROWTH
   PORTFOLIO            PORTFOLIO         CLASS I SHARES          PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------        -----------        --------------        ------------          -----------         -------------
  $   112,904          $   146,432          $ 2,126,167          $13,920,465          $ 4,844,417          $   335,470


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

      112,904              146,432            2,126,167           13,920,465            4,844,417              335,470
  -----------          -----------          -----------          -----------          -----------          -----------




            4                    6                   93                  615                  214                   13
           --                   --                    9                   57                   20                    1
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

            4                    6                  102                  672                  234                   14
  -----------          -----------          -----------          -----------          -----------          -----------

  $   112,900          $   146,426          $ 2,126,065          $13,919,793          $ 4,844,183          $   335,456
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                        SMITH BARNEY             SMITH
                                          LARGE CAP           BARNEY LARGE          SMITH BARNEY          SMITH BARNEY
                                            VALUE            CAPITALIZATION           MID CAP             MONEY MARKET
                                          PORTFOLIO         GROWTH PORTFOLIO       CORE PORTFOLIO          PORTFOLIO
                                        ------------        ----------------       --------------         ------------
ASSETS:
  Investments at market value:           $ 1,205,515           $ 4,615,035           $ 3,035,986           $ 6,147,655

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Assets ...........             1,205,515             4,615,035             3,035,986             6,147,655
                                         -----------           -----------           -----------           -----------


LIABILITIES:
  Payables:
    Insurance charges ........                    45                   197                   125                   262
    Administrative fees ......                     5                    19                    12                    25
    Equity protection fees ...                    --                    --                    --                    --
                                         -----------           -----------           -----------           -----------

      Total Liabilities ......                    50                   216                   137                   287
                                         -----------           -----------           -----------           -----------

NET ASSETS:                              $ 1,205,465           $ 4,614,819           $ 3,035,849           $ 6,147,368
                                         ===========           ===========           ===========           ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                     SMITH BARNEY
                         COMSTOCK                                ENTERPRISE            SMALL CAP
     SOCIAL            PORTFOLIO -            EMERGING           PORTFOLIO -             GROWTH           CONTRAFUND(R)
    AWARENESS            CLASS II        GROWTH PORTFOLIO -       CLASS II           OPPORTUNITIES         PORTFOLIO -
 STOCK PORTFOLIO          SHARES           CLASS I SHARES          SHARES              PORTFOLIO          SERVICE CLASS
 ---------------       -----------       ------------------      -----------         -------------        -------------
  $    28,852          $ 1,217,268          $   848,727          $    19,897          $ 1,583,995          $ 8,266,810


           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

       28,852            1,217,268              848,727               19,897            1,583,995            8,266,810
  -----------          -----------          -----------          -----------          -----------          -----------




            1                   45                   35                    1                   76                  386
           --                    5                    4                   --                    7                   34
           --                   --                   --                   --                   --                   --
  -----------          -----------          -----------          -----------          -----------          -----------

            1                   50                   39                    1                   83                  420
  -----------          -----------          -----------          -----------          -----------          -----------

  $    28,851          $ 1,217,218          $   848,688          $    19,896          $ 1,583,912          $ 8,266,390
  ===========          ===========          ===========          ===========          ===========          ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                            DYNAMIC CAPITAL
                                        CONTRAFUND(R)        APPRECIATION
                                         PORTFOLIO -          PORTFOLIO -            MID CAP
                                           SERVICE              SERVICE            PORTFOLIO -
                                           CLASS 2              CLASS 2          SERVICE CLASS 2
                                        -------------       ---------------      ---------------
ASSETS:
  Investments at market value:           $3,009,715           $  305,981           $8,867,469

  Receivables:
    Dividends ................                   --                   --                   --
                                         ----------           ----------           ----------

      Total Assets ...........            3,009,715              305,981            8,867,469
                                         ----------           ----------           ----------


LIABILITIES:
  Payables:
    Insurance charges ........                  112                   12                  391
    Administrative fees ......                   12                    1                   36
    Equity protection fees ...                   --                   --                   --
                                         ----------           ----------           ----------

      Total Liabilities ......                  124                   13                  427
                                         ----------           ----------           ----------

NET ASSETS:                              $3,009,591           $  305,968           $8,867,042
                                         ==========           ==========           ==========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            CAPITAL
                                                         APPRECIATION         HIGH YIELD           MANAGED           MONEY MARKET
                                                             FUND             BOND TRUST         ASSETS TRUST         PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $             2     $            37     $       125,718
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 19,269                 387               2,820              59,680
  Administrative fees .........................                  2,130                  45                 330               6,637
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 21,399                 432               3,150              66,317
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (21,399)               (430)             (3,113)             59,401
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --               1,426                  --
    Realized gain (loss) on sale of investments                 24,188                (256)                508                  --
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 24,188                (256)              1,934                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                217,206                 626               7,261                  --
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       219,995     $           (60)    $         6,082     $        59,401
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                         ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                                                          AIM V.I.           GROWTH AND          LARGE-CAP         GLOBAL GROWTH
                                                       PREMIER EQUITY    INCOME PORTFOLIO -  GROWTH PORTFOLIO -    FUND - CLASS 2
                                                       FUND - SERIES I        CLASS B             CLASS B              SHARES
                                                       ---------------   ------------------  ------------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................        $         9,718     $        12,660     $            --     $        53,312
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 16,135              20,241              36,311             144,481
  Administrative fees .........................                  1,789               1,729               3,659              12,959
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 17,924              21,970              39,970             157,440
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                 (8,206)             (9,310)            (39,970)           (104,128)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --                  --                  --
    Realized gain (loss) on sale of investments                 10,017               4,367               9,887              24,717
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 10,017               4,367               9,887              24,717
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 43,551              50,146             384,572           1,396,822
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        45,362     $        45,203     $       354,489     $     1,317,411
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                           CREDIT SUISSE           DELAWARE          DREYFUS VIF -       DREYFUS VIF -
  GROWTH FUND -       GROWTH-INCOME        TRUST EMERGING          VIP REIT           APPRECIATION         DEVELOPING
     CLASS 2          FUND - CLASS 2          MARKETS              SERIES -           PORTFOLIO -      LEADERS PORTFOLIO -
     SHARES               SHARES             PORTFOLIO          STANDARD CLASS       INITIAL SHARES      INITIAL SHARES
---------------      ---------------      ---------------      ---------------      ---------------    -------------------
$       189,352      $       416,177      $         1,131      $        44,880      $           212      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        366,856              410,692                2,096               34,783               16,101               25,047
         32,991               37,046                  232                3,830                1,767                2,844
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        399,847              447,738                2,328               38,613               17,868               27,891
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (210,495)             (31,561)              (1,197)               6,267              (17,656)             (27,891)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               99,717                   --              136,014                   --                   --
          7,363               35,892                2,319               50,274               26,352               80,874
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          7,363              135,609                2,319              186,288               26,352               80,874
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


      3,790,974            1,336,027               36,322              (55,646)              25,538               22,829
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$     3,587,842      $     1,440,075      $        37,444      $       136,909      $        34,234      $        75,812
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       FRANKLIN
                                                        MERCURY GLOBAL      MERCURY VALUE                             SMALL-MID
                                                          ALLOCATION        OPPORTUNITIES      FRANKLIN INCOME        CAP GROWTH
                                                          V.I. FUND -        V.I. FUND -      SECURITIES FUND -   SECURITIES FUND -
                                                           CLASS III          CLASS III        CLASS II SHARES      CLASS 2 SHARES
                                                       ---------------     ---------------    -----------------   -----------------
INVESTMENT INCOME:
  Dividends ...................................        $         7,097     $        10,107     $         1,003     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                  3,202              13,481               4,981              30,721
  Administrative fees .........................                    308               1,234                 465               2,872
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                  3,510              14,715               5,446              33,593
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                  3,587              (4,608)             (4,443)            (33,593)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --             587,054                  87                  --
    Realized gain (loss) on sale of investments                  1,562               2,703                (129)             22,549
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                  1,562             589,757                 (42)             22,549
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 13,600            (451,466)            (10,416)             96,909
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        18,749     $       133,683     $       (14,901)    $        85,865
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                        TEMPLETON            TEMPLETON            TEMPLETON
                        DEVELOPING            FOREIGN              GROWTH
  MUTUAL SHARES          MARKETS             SECURITIES       SECURITIES FUND -                           DIVERSIFIED
SECURITIES FUND -   SECURITIES FUND -      FUND - CLASS 2          CLASS 2            APPRECIATION      STRATEGIC INCOME
 CLASS 2 SHARES       CLASS 2 SHARES           SHARES              SHARES              PORTFOLIO           PORTFOLIO
-----------------   -----------------     ---------------     -----------------     ---------------     ----------------
$        40,071      $        30,568      $        56,366      $        31,979      $        56,249      $       176,870
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         74,282               42,259               87,868               48,366               92,997               50,810
          6,813                3,725                7,733                4,351                8,780                4,807
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         81,095               45,984               95,601               52,717              101,777               55,617
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (41,024)             (15,416)             (39,235)             (20,738)             (45,528)             121,253
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         15,010                   --                   --                   --                   --                   --
         53,954               21,335               26,438               23,541               19,749                5,450
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         68,964               21,335               26,438               23,541               19,749                5,450
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        420,345              667,307              573,722              258,647              203,131             (100,055)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       448,285      $       673,226      $       560,925      $       261,450      $       177,352      $        26,648
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                   SALOMON BROTHERS
                                                         EQUITY INDEX        EQUITY INDEX                              VARIABLE
                                                          PORTFOLIO -        PORTFOLIO -          FUNDAMENTAL         AGGRESSIVE
                                                            CLASS I            CLASS II              VALUE          GROWTH FUND -
                                                            SHARES              SHARES             PORTFOLIO        CLASS I SHARES
                                                       ---------------     ---------------     ---------------     ----------------
INVESTMENT INCOME:
  Dividends ...................................        $     6,506,699     $        80,990     $        81,380     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................              5,270,128              94,024             128,500               4,854
  Administrative fees .........................                628,779               9,229              11,955                 504
  Equity protection fees ......................              6,724,091                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................             12,622,998             103,253             140,455               5,358
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............             (6,116,299)            (22,263)            (59,075)             (5,358)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --             511,789                  --
    Realized gain (loss) on sale of investments               (256,579)            113,489              56,591              10,809
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................               (256,579)            113,489             568,380              10,809
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................             12,996,678              83,226            (209,242)             24,977
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     6,623,800     $       174,452     $       300,063     $        30,428
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

SALOMON BROTHERS                            GLOBAL LIFE             GLOBAL              MID CAP             WORLDWIDE
VARIABLE GROWTH &        BALANCED             SCIENCES            TECHNOLOGY             GROWTH               GROWTH
  INCOME FUND -        PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
 CLASS I SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$           605      $        55,598      $            --      $            --      $            --      $        11,270
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          3,879               35,740                9,899                6,815               14,875               12,842
            412                4,081                1,098                  760                1,394                1,403
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          4,291               39,821               10,997                7,575               16,269               14,245
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (3,686)              15,777              (10,997)              (7,575)             (16,269)              (2,975)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --                   --                   --
         22,075               29,223               26,383                5,645               12,037                1,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         22,075               29,223               26,383                5,645               12,037                1,175
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (12,916)             113,779               59,035               49,139              104,600               36,257
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         5,473      $       158,779      $        74,421      $        47,209      $       100,368      $        34,457
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            LAZARD                                                   OPPENHEIMER
                                                          RETIREMENT                                                 MAIN STREET
                                                           SMALL CAP          GROWTH AND           MID-CAP            FUND/VA -
                                                           PORTFOLIO       INCOME PORTFOLIO    VALUE PORTFOLIO      SERVICE SHARES
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $        45,101     $        27,113     $            25
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 14,743              56,042              71,294                  10
  Administrative fees .........................                  1,368               4,978               6,275                   1
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 16,111              61,020              77,569                  11
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (16,111)            (15,919)            (50,456)                 14
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 78,742             275,561             370,466                  --
    Realized gain (loss) on sale of investments                    771               6,369              20,952                 130
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 79,513             281,930             391,418                 130
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                (25,959)           (137,196)             (3,579)               (166)
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        37,443     $       128,815     $       337,383     $           (22)
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                             PUTNAM VT            PUTNAM VT            PUTNAM VT
   REAL RETURN         TOTAL RETURN          DISCOVERY          INTERNATIONAL          SMALL CAP
   PORTFOLIO -         PORTFOLIO -         GROWTH FUND -        EQUITY FUND -         VALUE FUND -           ALL CAP
 ADMINISTRATIVE       ADMINISTRATIVE          CLASS IB            CLASS IB              CLASS IB              FUND -
      CLASS               CLASS                SHARES              SHARES                SHARES              CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       161,149      $       705,817      $            --      $         9,349      $         8,732      $        51,443
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         93,798              302,892                3,588                9,149               79,836               87,531
          8,067               30,338                  416                  971                7,950                9,366
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        101,865              333,230                4,004               10,120               87,786               96,897
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         59,284              372,587               (4,004)                (771)             (79,054)             (45,454)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         87,821              380,560                   --                   --              283,346                4,237
          1,621               50,801                6,612               31,760              113,737              210,845
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         89,442              431,361                6,612               31,760              397,083              215,082
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (141,399)            (648,780)              13,084               34,773              (21,995)             (24,896)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$         7,327      $       155,168      $        15,692      $        65,762      $       296,034      $       144,732
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                    EAFE(R) EQUITY
                                                                              LARGE CAP            SMALL CAP          INDEX FUND -
                                                      INVESTORS FUND -      GROWTH FUND -        GROWTH FUND -          CLASS A
                                                           CLASS I             CLASS I              CLASS I              SHARES
                                                      ----------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        45,189     $           119     $            --     $         6,585
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 54,220              10,426              35,985               2,112
  Administrative fees .........................                  5,856               1,089               3,492                 244
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 60,076              11,515              39,477               2,356
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (14,887)            (11,396)            (39,477)              4,229
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                  --             196,556                  --
    Realized gain (loss) on sale of investments                 97,327              29,586              22,366              45,307
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 97,327              29,586             218,922              45,307
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                102,483               9,448             (85,197)            (48,311)
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       184,923     $        27,638     $        94,248     $         1,225
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MULTIPLE
                                            SMITH BARNEY          MULTIPLE             DISCIPLINE
                                              PREMIER            DISCIPLINE           PORTFOLIO -            MULTIPLE
    SMALL CAP           SMITH BARNEY         SELECTIONS          PORTFOLIO -            BALANCED            DISCIPLINE
  INDEX FUND -            DIVIDEND            ALL CAP              ALL CAP              ALL CAP            PORTFOLIO -
     CLASS A              STRATEGY             GROWTH              GROWTH                GROWTH           GLOBAL ALL CAP
     SHARES              PORTFOLIO           PORTFOLIO            AND VALUE            AND VALUE         GROWTH AND VALUE
---------------      ---------------      ---------------      ---------------      ---------------      ----------------
$         4,187      $        13,778      $           398      $        74,004      $       242,658      $        70,592
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,012               12,668                5,544              327,787              281,718              120,558
            937                1,006                  452               28,105               23,568                9,996
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          8,949               13,674                5,996              355,892              305,286              130,554
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (4,762)                 104               (5,598)            (281,888)             (62,628)             (59,962)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



         17,956                   --                   --              415,102              180,512              105,526
         22,668                3,008                2,515              277,817               26,144               15,636
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         40,624                3,008                2,515              692,919              206,656              121,162
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        (20,900)              (8,970)              16,662              505,093              500,238              456,078
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        14,962      $        (5,858)     $        13,579      $       916,124      $       644,266      $       517,278
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          MULTIPLE
                                                         DISCIPLINE
                                                         PORTFOLIO -                                                 DISCIPLINED
                                                          LARGE CAP          AIM CAPITAL         CONVERTIBLE           MID CAP
                                                         GROWTH AND          APPRECIATION         SECURITIES            STOCK
                                                            VALUE             PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        23,341     $         4,338     $        53,731     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 45,937              28,210              28,485              15,895
  Administrative fees .........................                  3,908               2,721               3,191               1,773
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 49,845              30,931              31,676              17,668
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                (26,504)            (26,593)             22,055             (17,668)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 49,979                  --              37,054              13,620
    Realized gain (loss) on sale of investments                 14,595              37,349              26,026              60,814
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 64,574              37,349              63,080              74,434
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 60,549             128,799            (114,494)             63,577
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        98,619     $       139,555     $       (29,359)    $       120,343
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                        MANAGED             MANAGED
                                                                                       ALLOCATION          ALLOCATION
    EQUITY              FEDERATED            FEDERATED                                  SERIES:             SERIES:
    INCOME              HIGH YIELD             STOCK              LARGE CAP            AGGRESSIVE         CONSERVATIVE
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $            --      $            --      $           349
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        122,283               32,639                8,745               20,474                2,940                1,077
         12,773                3,655                  971                2,131                  239                   80
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        135,056               36,294                9,716               22,605                3,179                1,157
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

       (135,056)             (36,294)              (9,716)             (22,605)              (3,179)                (808)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        123,365                   --                   --                   --                  363                  115
         78,778               48,319               24,255               16,539                2,547                  632
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        202,143               48,319               24,255               16,539                2,910                  747
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        214,968               20,378                4,193              111,683               21,080                  116
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       282,055      $        32,403      $        18,732      $       105,617      $        20,811      $            55
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                   MANAGED
                                                           MANAGED             MANAGED            ALLOCATION
                                                         ALLOCATION           ALLOCATION           SERIES:
                                                           SERIES:             SERIES:            MODERATE-         MERCURY LARGE
                                                          MODERATE       MODERATE-AGGRESSIVE     CONSERVATIVE          CAP CORE
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------   -------------------   ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $        10,900     $         9,264     $         2,172     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                 11,474              11,846               3,676              14,603
  Administrative fees .........................                    974                 933                 338               1,447
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                 12,448              12,779               4,014              16,050
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                 (1,548)             (3,515)             (1,842)            (16,050)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  1,759               1,013                 200                  --
    Realized gain (loss) on sale of investments                    139                 192                  58              17,971
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                  1,898               1,205                 258              17,971
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 62,498              56,074              13,523              93,479
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        62,848     $        53,764     $        11,939     $        95,400
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                           MFS
  MFS EMERGING           MID CAP                MFS                                     MONDRIAN             PIONEER
     GROWTH               GROWTH            TOTAL RETURN          MFS VALUE          INTERNATIONAL             FUND
    PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO         STOCK PORTFOLIO         PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $       571,712      $        34,440      $         1,322      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          1,981               35,028              341,907               29,637               39,611                9,171
            214                3,665               33,984                2,540                3,556                  768
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,195               38,693              375,891               32,177               43,167                9,939
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,195)             (38,693)             195,821                2,263              (41,845)              (9,939)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --            1,241,938              121,332                   --                   --
        (36,134)              22,944               67,981                4,904               14,119                5,529
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (36,134)              22,944            1,309,919              126,236               14,119                5,529
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         10,928              110,971           (1,150,895)             (29,558)             254,910               30,684
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       (27,401)     $        95,222      $       354,845      $        98,941      $       227,184      $        26,274
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     STYLE FOCUS
                                                           PIONEER             PIONEER                                 SERIES:
                                                           MID CAP            STRATEGIC           STRATEGIC           SMALL CAP
                                                            VALUE               INCOME              EQUITY              GROWTH
                                                          PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            61     $       169,851     $        16,474     $            --
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                    213              45,611              39,244                 242
  Administrative fees .........................                     18               4,288               4,247                  19
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                    231              49,899              43,491                 261
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                   (170)            119,952             (27,017)               (261)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    470                  --                  --               1,072
    Realized gain (loss) on sale of investments                     (2)                (24)             15,472                   8
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                    468                 (24)             15,472               1,080
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   (199)            (59,035)              9,054                 801
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $            99     $        60,893     $        (2,491)    $         1,620
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  STYLE FOCUS                                                                                             SB ADJUSTABLE
    SERIES:             TRAVELERS            TRAVELERS                                                     RATE INCOME
   SMALL CAP             MANAGED              QUALITY           U.S. GOVERNMENT        VAN KAMPEN          PORTFOLIO -
     VALUE                INCOME                BOND              SECURITIES           ENTERPRISE            CLASS I
   PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO           PORTFOLIO              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$           167      $       126,291      $            --      $            --      $           142      $        63,635
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            184               48,838               67,571                1,626                1,946               21,691
             14                4,703                7,686                  181                  200                2,041
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            198               53,541               75,257                1,807                2,146               23,732
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            (31)              72,750              (75,257)              (1,807)              (2,004)              39,903
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



            444                   --                   --                  139                   --                   --
             11              (11,333)             (35,415)                 (75)              (4,411)               1,291
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            455              (11,333)             (35,415)                  64               (4,411)               1,291
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


            553              (71,289)             117,710                4,778               13,121              (31,628)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$           977      $        (9,872)     $         7,038      $         3,035      $         6,706      $         9,566
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                 SMITH BARNEY
                                                         SMITH BARNEY                           INTERNATIONAL        SMITH BARNEY
                                                          AGGRESSIVE          SMITH BARNEY         ALL CAP            LARGE CAP
                                                            GROWTH            HIGH INCOME           GROWTH              VALUE
                                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $            --     $       385,247     $         4,403     $        19,026
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                174,453              65,686               4,222              16,170
  Administrative fees .........................                 16,526               6,221                 470               1,761
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                190,979              71,907               4,692              17,931
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............               (190,979)            313,340                (289)              1,095
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    401                  --                  --                  --
    Realized gain (loss) on sale of investments                 62,322               3,061               1,758               4,260
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                 62,723               3,061               1,758               4,260
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................              1,352,999            (272,294)             29,297              50,656
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     1,224,743     $        44,107     $        30,766     $        56,011
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

  SMITH BARNEY                                                                                               EMERGING
      LARGE                                                                             COMSTOCK              GROWTH
 CAPITALIZATION        SMITH BARNEY         SMITH BARNEY           SOCIAL             PORTFOLIO -          PORTFOLIO -
     GROWTH              MID CAP            MONEY MARKET          AWARENESS             CLASS II             CLASS I
    PORTFOLIO         CORE PORTFOLIO         PORTFOLIO         STOCK PORTFOLIO           SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         6,044      $        18,243      $       158,132      $           203      $         9,318      $         1,792
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         59,721               42,029               87,160                  326               13,451               11,484
          5,796                4,216                8,266                   40                1,503                1,149
             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         65,517               46,245               95,426                  366               14,954               12,633
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (59,473)             (28,002)              62,706                 (163)              (5,636)             (10,841)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --              219,606                   --                   --               32,263                   --
         60,893               39,800                   --                   56               11,065               (2,260)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         60,893              259,406                   --                   56               43,328               (2,260)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        174,744              (40,735)                  --                  962              (11,435)              67,355
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       176,164      $       190,669      $        62,706      $           855      $        26,257      $        54,254
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             SMITH BARNEY
                                                         ENTERPRISE           SMALL CAP
                                                         PORTFOLIO -            GROWTH          CONTRAFUND(R)       CONTRAFUND(R)
                                                          CLASS II          OPPORTUNITIES        PORTFOLIO -         PORTFOLIO -
                                                           SHARES             PORTFOLIO         SERVICE CLASS      SERVICE CLASS 2
                                                       ---------------     ---------------     ---------------     ---------------
INVESTMENT INCOME:
  Dividends ...................................        $           109     $            --     $         6,105     $         3,461
                                                       ---------------     ---------------     ---------------     ---------------

EXPENSES:
  Insurance charges ...........................                    312              18,918              84,516              36,995
  Administrative fees .........................                     32               1,693               7,557               4,122
  Equity protection fees ......................                     --                  --                  --                  --
                                                       ---------------     ---------------     ---------------     ---------------

    Total expenses ............................                    344              20,611              92,073              41,117
                                                       ---------------     ---------------     ---------------     ---------------

      Net investment income (loss) ............                   (235)            (20,611)            (85,968)            (37,656)
                                                       ---------------     ---------------     ---------------     ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --             143,818                 555                 494
    Realized gain (loss) on sale of investments                    806               4,529              26,329             101,539
                                                       ---------------     ---------------     ---------------     ---------------

      Realized gain (loss) ....................                    806             148,347              26,884             102,033
                                                       ---------------     ---------------     ---------------     ---------------

    Change in unrealized gain (loss)
      on investments ..........................                    718             (60,592)            889,111             328,189
                                                       ---------------     ---------------     ---------------     ---------------


  Net increase (decrease) in net assets
    resulting from operations .................        $         1,289     $        67,144     $       830,027     $       392,566
                                                       ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

       DYNAMIC
       CAPITAL             MID CAP
    APPRECIATION         PORTFOLIO -
     PORTFOLIO -           SERVICE
   SERVICE CLASS 2         CLASS 2
   ---------------     --------------
   $           --      $           --
   --------------      --------------


            3,736              94,719
              408               8,954
               --                   -
   --------------      --------------

            4,144             103,673
   --------------      --------------

           (4,144)           (103,673)
   --------------      --------------



               --              63,708
            2,854              40,417
   --------------      --------------

            2,854             104,125
   --------------      --------------


           50,118           1,046,107
   --------------      --------------



   $       48,828      $    1,046,559
   ==============      ==============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                    MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                  ASSETS TRUST
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (21,399)   $   (18,816)   $      (430)   $     4,941    $    (3,113)   $     3,502
  Realized gain (loss) ..................        24,188        (17,331)          (256)            56          1,934          1,510
  Change in unrealized gain (loss)
    on investments ......................       217,206        238,947            626            210          7,261          6,139
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       219,995        202,800            (60)         5,207          6,082         11,151
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        62,323         50,008         (1,047)        12,811         (2,072)         2,000
  Participant transfers from other
    funding options .....................       172,822         25,079        (47,172)        68,155         63,534        166,174
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (376)          (402)            (9)             5           (103)            --
  Contract surrenders ...................       (86,425)      (108,103)           619           (597)       (10,962)          (656)
  Participant transfers to other
    funding options .....................       (61,217)      (163,643)        (1,846)            11         (6,800)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............        (7,995)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        79,132       (197,061)       (49,455)        80,385         43,597        167,518
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       299,127          5,739        (49,515)        85,592         49,679        178,669


NET ASSETS:
    Beginning of year ...................     1,336,098      1,330,359         85,592             --        178,669             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,635,225    $ 1,336,098    $    36,077    $    85,592    $   228,348    $   178,669
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     ALLIANCE
                                       AIM V.I.                     BERNSTEIN                 ALLIANCEBERNSTEIN
                                    PREMIER EQUITY                  GROWTH AND                    LARGE-CAP
       MONEY MARKET                     FUND -                  INCOME PORTFOLIO -            GROWTH PORTFOLIO -
        PORTFOLIO                      SERIES I                      CLASS B                       CLASS B
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    59,401    $   (28,311)   $    (8,206)   $   (13,298)   $    (9,310)   $    (4,756)   $   (39,970)   $   (29,046)
         --             --         10,017         (2,076)         4,367          2,973          9,887        (26,698)

         --             --         43,551         63,944         50,146         58,079        384,572        179,363
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     59,401        (28,311)        45,362         48,570         45,203         56,296        354,489        123,619
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,722        155,740             --            300        521,215        342,915        441,647        159,925

  1,275,382      1,335,970         11,724         23,823        387,567         90,155         50,978         45,501
         --             --             --             --             --             --             --             --
     (1,329)        (1,628)          (270)          (293)          (172)           (44)          (701)          (706)
   (177,836)      (225,414)       (97,615)       (51,349)        (9,881)          (777)       (82,693)       (93,553)

 (1,545,905)    (3,036,636)       (31,202)       (44,364)        (5,009)        (3,483)      (154,817)      (100,776)
         --             --             --             --             --             --             --             --
         --        (92,164)       (36,570)        (8,723)            --             --             --        (10,612)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (442,966)    (1,864,132)      (153,933)       (80,606)       893,720        428,766        254,414           (221)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (383,565)    (1,892,443)      (108,571)       (32,036)       938,923        485,062        608,903        123,398



  4,627,883      6,520,326      1,278,066      1,310,102        725,030        239,968      2,089,824      1,966,426
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,244,318    $ 4,627,883    $ 1,169,495    $ 1,278,066    $ 1,663,953    $   725,030    $ 2,698,727    $ 2,089,824
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 GLOBAL GROWTH FUND -            GROWTH FUND -                 GROWTH-INCOME
                                                    CLASS 2 SHARES               CLASS 2 SHARES            FUND - CLASS 2 SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (104,128)   $   (36,472)   $  (210,495)   $   (89,503)   $   (31,561)   $   (28,607)
  Realized gain (loss) ..................        24,717         42,280          7,363         19,031        135,609         50,841
  Change in unrealized gain (loss)
    on investments ......................     1,396,822        433,112      3,790,974      1,066,911      1,336,027        880,277
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,317,411        438,920      3,587,842        996,439      1,440,075        902,511
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     3,848,098      1,542,363     10,062,373      4,460,609     11,359,694      5,174,972
  Participant transfers from other
    funding options .....................     4,165,798      1,025,362      9,371,242      2,634,493      9,000,077      3,778,824
  Growth rate intra-fund transfers in ...       239,674          6,500        236,801         14,730        115,311         14,603
  Administrative charges ................        (1,439)          (437)        (3,944)        (1,251)        (4,388)        (1,328)
  Contract surrenders ...................      (163,300)       (56,393)      (414,063)      (125,677)      (813,268)      (154,922)
  Participant transfers to other
    funding options .....................      (288,370)       (96,727)      (692,590)      (309,962)      (469,689)      (583,287)
  Growth rate intra-fund transfers out ..      (239,673)        (6,500)      (236,801)       (14,730)      (115,311)       (14,603)
  Other receipts/(payments) .............       (97,270)         4,998        (77,773)       (29,999)      (121,188)      (147,925)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,463,518      2,419,166     18,245,245      6,628,213     18,951,238      8,066,334
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     8,780,929      2,858,086     21,833,087      7,624,652     20,391,313      8,968,845


NET ASSETS:
    Beginning of year ...................     4,950,886      2,092,800     11,743,437      4,118,785     14,077,133      5,108,288
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $13,731,815    $ 4,950,886    $33,576,524    $11,743,437    $34,468,446    $14,077,133
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      CREDIT SUISSE                  DELAWARE VIP                 DREYFUS VIF -                 DREYFUS VIF -
      TRUST EMERGING                REIT SERIES -            APPRECIATION PORTFOLIO -         DEVELOPING LEADERS
    MARKETS PORTFOLIO               STANDARD CLASS                INITIAL SHARES          PORTFOLIO - INITIAL SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,197)   $    (1,484)   $     6,267    $     9,088    $   (17,656)   $       594    $   (27,891)   $   (24,604)
      2,319          2,653        186,288         88,615         26,352         14,824         80,874         30,724

     36,322         25,680        (55,646)       435,534         25,538         19,647         22,829        175,680
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     37,444         26,849        136,909        533,237         34,234         35,065         75,812        181,800
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


        201            296        249,547         48,512          1,320         17,105          3,675         15,527

        400         12,104        547,418        327,116          5,817         94,204         16,033         59,844
         --             --             --             --             --             --             --             --
        (65)           (75)          (768)          (798)          (271)          (342)          (511)          (529)
     (3,050)        (6,066)       (86,581)       (86,199)       (18,133)       (82,044)      (174,267)       (53,495)

       (201)            --       (153,155)      (160,443)      (171,392)      (145,896)      (112,451)      (121,534)
         --             --             --             --             --             --             --             --
         --             --        (16,000)            --             --             --        (35,400)        (2,976)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (2,715)         6,259        540,461        128,188       (182,659)      (116,973)      (302,921)      (103,163)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     34,729         33,108        677,370        661,425       (148,425)       (81,908)      (227,109)        78,637



    146,743        113,635      2,386,663      1,725,238      1,198,411      1,280,319      2,010,327      1,931,690
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   181,472    $   146,743    $ 3,064,033    $ 2,386,663    $ 1,049,986    $ 1,198,411    $ 1,783,218    $ 2,010,327
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MERCURY
                                                 GLOBAL ALLOCATION              MERCURY VALUE                FRANKLIN INCOME
                                                    V.I. FUND -               OPPORTUNITIES V.I.            SECURITIES FUND -
                                                     CLASS III                 FUND - CLASS III              CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $     3,587    $     2,727    $    (4,608)   $      (492)   $    (4,443)   $        --
  Realized gain (loss) ..................         1,562             17        589,757         17,037            (42)            --
  Change in unrealized gain (loss)
    on investments ......................        13,600          5,125       (451,466)       (11,723)       (10,416)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        18,749          7,869        133,683          4,822        (14,901)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       148,632         29,666        793,913         45,503        663,595             --
  Participant transfers from other
    funding options .....................        80,173         72,432        800,718         35,467        805,555             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (47)            (2)           (86)            (2)           (22)            --
  Contract surrenders ...................       (13,546)            --        (13,931)       (12,217)        (3,038)            --
  Participant transfers to other
    funding options .....................       (22,465)          (566)      (181,412)        (6,958)       (24,256)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --         (1,569)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       192,747        101,530      1,399,202         60,224      1,441,834             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       211,496        109,399      1,532,885         65,046      1,426,933             --


NET ASSETS:
    Beginning of year ...................       110,474          1,075         66,114          1,068             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   321,970    $   110,474    $ 1,598,999    $    66,114    $ 1,426,933    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        FRANKLIN
        SMALL-MID                                                    TEMPLETON
        CAP GROWTH                   MUTUAL SHARES               DEVELOPING MARKETS                TEMPLETON
    SECURITIES FUND -              SECURITIES FUND -             SECURITIES FUND -             FOREIGN SECURITIES
      CLASS 2 SHARES                 CLASS 2 SHARES                CLASS 2 SHARES            FUND - CLASS 2 SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (33,593)   $   (15,852)   $   (41,024)   $   (15,033)   $   (15,416)   $       142    $   (39,235)   $    (8,081)
     22,549          2,575         68,964          9,634         21,335          1,981         26,438          7,095

     96,909        135,193        420,345        218,344        667,307         87,630        573,722        248,786
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     85,865        121,916        448,285        212,945        673,226         89,753        560,925        247,800
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    231,047        530,170      1,811,290        827,429      1,713,562        384,999      2,486,691      1,218,881

    472,445        246,902      2,283,766        781,865      1,738,871        301,416      3,460,190        490,212
         --             --             --             --             --             --             --             --
       (523)          (282)          (692)          (268)          (499)           (80)          (869)          (193)
    (82,215)       (20,620)      (213,614)       (32,717)       (58,635)        (2,125)       (82,529)       (47,860)

   (173,538)        (9,743)      (659,561)       (67,601)      (253,625)       (26,930)      (361,137)        (9,336)
         --             --             --             --             --             --             --             --
    (15,930)            --        (52,246)       (35,558)      (165,051)            --       (164,179)       (20,757)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    431,286        746,427      3,168,943      1,473,150      2,974,623        657,280      5,338,167      1,630,947
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    517,151        868,343      3,617,228      1,686,095      3,647,849        747,033      5,899,092      1,878,747



  1,611,061        742,718      2,712,613      1,026,518        782,994         35,961      2,395,434        516,687
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,128,212    $ 1,611,061    $ 6,329,841    $ 2,712,613    $ 4,430,843    $   782,994    $ 8,294,526    $ 2,395,434
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     TEMPLETON
                                                 GROWTH SECURITIES                APPRECIATION              DIVERSIFIED STRATEGIC
                                               FUND - CLASS 2 SHARES               PORTFOLIO                   INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (20,738)   $    (3,097)   $   (45,528)   $    (7,274)   $   121,253    $    99,273
  Realized gain (loss) ..................        23,541         20,611         19,749         24,728          5,450         (1,091)
  Change in unrealized gain (loss)
    on investments ......................       258,647         55,293        203,131        242,329       (100,055)        11,208
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       261,450         72,807        177,352        259,783         26,648        109,390
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,576,210        731,171      1,496,294        727,852        433,602        808,314
  Participant transfers from other
    funding options .....................     1,887,013        273,796        923,866        944,373        413,148        405,576
  Growth rate intra-fund transfers in ...            --             --             --         44,612             --             --
  Administrative charges ................          (320)          (142)          (953)          (680)          (398)          (309)
  Contract surrenders ...................       (81,008)          (814)      (170,656)       (86,767)       (50,508)       (25,715)
  Participant transfers to other
    funding options .....................      (418,213)       (20,782)       (51,537)       (47,493)      (407,247)      (342,040)
  Growth rate intra-fund transfers out ..            --             --             --        (44,612)            --             --
  Other receipts/(payments) .............           (69)      (105,074)       (14,918)        (5,508)       (81,581)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,963,613        878,155      2,182,096      1,531,777        307,016        845,826
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,225,063        950,962      2,359,448      1,791,560        333,664        955,216


NET ASSETS:
    Beginning of year ...................     1,178,477        227,515      4,307,139      2,515,579      2,849,876      1,894,660
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,403,540    $ 1,178,477    $ 6,666,587    $ 4,307,139    $ 3,183,540    $ 2,849,876
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SALOMON BROTHERS
                                                                                               VARIABLE AGGRESSIVE
   EQUITY INDEX PORTFOLIO -      EQUITY INDEX PORTFOLIO -           FUNDAMENTAL                   GROWTH FUND -
        CLASS I SHARES               CLASS II SHARES              VALUE PORTFOLIO                 CLASS I SHARES
 --------------------------    --------------------------    --------------------------    --------------------------
     2005           2004           2005           2004           2005           2004           2005           2004
     ----           ----           ----           ----           ----           ----           ----           ----
$ (6,116,299)  $ (4,514,580)   $   (22,263)   $     5,193    $   (59,075)   $   (40,744)   $    (5,358)   $    (4,064)
    (256,579)      (998,776)       113,489         38,037        568,380        193,507         10,809          1,173

  12,996,678     32,672,923         83,226        397,026       (209,242)       273,161         24,977         22,932
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


   6,623,800     27,159,567        174,452        440,256        300,063        425,924         30,428         20,041
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


  46,440,286     61,619,650        752,273        827,399      1,286,741      1,567,869            512         46,437

     132,100         33,515      1,157,739      1,139,515        949,855      1,149,442         70,631         30,269
          --             --             --        594,262        231,232         92,805             --             --
    (139,384)      (118,909)          (995)          (919)        (1,711)        (1,328)          (149)          (118)
 (17,568,400)   (11,644,059)      (296,715)      (171,379)      (308,036)       (89,310)       (52,629)        (5,709)

    (259,354)      (331,400)    (1,057,649)      (337,136)      (467,736)      (131,383)            --             --
          --             --             --       (594,262)      (231,232)       (92,805)            --             --
  (3,592,925)    (3,357,004)            --        (19,748)       (29,191)        (9,192)            --             --
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------


  25,012,323     46,201,793        554,653      1,437,732      1,429,922      2,486,098         18,365         70,879
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------

  31,636,123     73,361,360        729,105      1,877,988      1,729,985      2,912,022         48,793         90,920



 407,669,231    334,307,871      5,800,159      3,922,171      7,080,914      4,168,892        315,747        224,827
------------   ------------    -----------    -----------    -----------    -----------    -----------    -----------
$439,305,354   $407,669,231    $ 6,529,264    $ 5,800,159    $ 8,810,899    $ 7,080,914    $   364,540    $   315,747
============   ============    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SALOMON BROTHERS
                                                 VARIABLE GROWTH &                                              GLOBAL LIFE
                                                   INCOME FUND -              BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -
                                                   CLASS I SHARES                SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,686)   $    (1,686)   $    15,777    $    18,988    $   (10,997)   $   (11,341)
  Realized gain (loss) ..................        22,075          2,885         29,223         16,723         26,383         12,480
  Change in unrealized gain (loss)
    on investments ......................       (12,916)        18,013        113,779        140,165         59,035         87,850
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         5,473         19,212        158,779        175,876         74,421         88,989
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             16         10,969         22,657            661          1,533
  Participant transfers from other
    funding options .....................            --         58,758         61,265        104,333         25,289         78,722
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (47)           (72)          (830)        (1,013)          (162)          (187)
  Contract surrenders ...................        (1,890)        (2,618)      (179,776)      (136,626)       (91,691)       (47,884)
  Participant transfers to other
    funding options .....................      (131,558)       (24,473)      (106,004)      (355,047)       (50,451)      (125,376)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (14,424)       (14,049)            --             24
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (133,495)        31,611       (228,800)      (379,745)      (116,354)       (93,168)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (128,022)        50,823        (70,021)      (203,869)       (41,933)        (4,179)


NET ASSETS:
    Beginning of year ...................       295,854        245,031      2,756,520      2,960,389        760,039        764,218
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   167,832    $   295,854    $ 2,686,499    $ 2,756,520    $   718,106    $   760,039
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      GLOBAL TECHNOLOGY                  MID CAP                      WORLDWIDE                 LAZARD RETIREMENT
         PORTFOLIO -                GROWTH PORTFOLIO -            GROWTH PORTFOLIO -                SMALL CAP
       SERVICE SHARES                 SERVICE SHARES                SERVICE SHARES                  PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (7,575)   $    (8,219)   $   (16,269)   $    (8,785)   $    (2,975)   $    (5,779)   $   (16,111)   $    (1,898)
      5,645         (5,869)        12,037          2,163          1,175         (1,741)        79,513            213

     49,139          3,361        104,600        119,281         36,257         36,726        (25,959)        29,812
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     47,209        (10,727)       100,368        112,659         34,457         29,206         37,443         28,127
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


        662          6,849         63,256        125,894         12,751         19,333        734,665         91,697

     53,121        124,825        157,087        117,106         31,667         49,680        473,884        194,326
         --             --          4,155             --             --             --             --             --
       (168)          (230)          (210)          (155)          (328)          (383)          (138)           (42)
    (49,427)       (64,176)       (21,631)        (3,003)       (80,977)       (38,740)        (1,379)            (1)

    (84,251)      (108,116)       (32,296)       (16,336)       (37,656)       (92,212)       (22,344)       (12,389)
         --             --         (4,155)            --             --             --             --             --
         --         (9,453)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (80,063)       (50,301)       166,206        223,506        (74,543)       (62,322)     1,184,688        273,591
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    (32,854)       (61,028)       266,574        336,165        (40,086)       (33,116)     1,222,131        301,718



    532,032        593,060        797,380        461,215        979,364      1,012,480        316,917         15,199
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   499,178    $   532,032    $ 1,063,954    $   797,380    $   939,278    $   979,364    $ 1,539,048    $   316,917
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                               OPPENHEIMER
                                                                                                               MAIN STREET
                                                    GROWTH AND                      MID-CAP                     FUND/VA -
                                                 INCOME PORTFOLIO               VALUE PORTFOLIO               SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (15,919)   $      (500)   $   (50,456)   $    (7,406)   $        14    $       (19)
  Realized gain (loss) ..................       281,930         13,620        391,418         24,173            130             --
  Change in unrealized gain (loss)
    on investments ......................      (137,196)       128,070         (3,579)       179,862           (166)           166
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       128,815        141,190        337,383        196,629            (22)           147
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,173,473        706,676      2,348,993        988,453         (2,125)         2,000
  Participant transfers from other
    funding options .....................       695,014        674,572      2,309,488        559,692             --             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (532)          (180)          (749)          (112)            --             --
  Contract surrenders ...................       (32,566)        (9,798)       (66,291)       (14,581)            --             --
  Participant transfers to other
    funding options .....................       (36,389)        (3,815)      (373,216)       (13,004)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,799,000      1,367,455      4,218,225      1,520,448         (2,125)         2,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,927,815      1,508,645      4,555,608      1,717,077         (2,147)         2,147


NET ASSETS:
    Beginning of year ...................     1,824,147        315,502      1,868,798        151,721          2,147             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 4,751,962    $ 1,824,147    $ 6,424,406    $ 1,868,798    $        --    $     2,147
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                  PUTNAM VT
                                                                PUTNAM VT DISCOVERY             INTERNATIONAL
  REAL RETURN PORTFOLIO -      TOTAL RETURN PORTFOLIO -            GROWTH FUND -                EQUITY FUND -
   ADMINISTRATIVE CLASS          ADMINISTRATIVE CLASS             CLASS IB SHARES              CLASS IB SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    59,284    $    (5,194)   $   372,587    $    54,414    $    (4,004)   $    (4,024)   $      (771)   $      (417)
     89,442         56,904        431,361        278,674          6,612          1,385         31,760          8,898

   (141,399)        17,485       (648,780)       156,744         13,084         19,311         34,773         69,265
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      7,327         69,195        155,168        489,832         15,692         16,672         65,762         77,746
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,913,044        912,732      4,341,899      1,512,630             --             --          7,928          3,625

  3,786,456      1,086,440      7,434,328      1,619,837            751             --        156,656        103,616
         --             --             --          3,249             --             --             --             --
       (797)          (197)        (3,875)        (3,173)           (60)           (67)          (227)          (235)
    (73,061)        (8,514)    (2,326,015)      (478,871)       (32,205)            --        (41,774)       (21,979)

   (474,958)       (88,084)    (1,300,398)    (1,726,206)        (2,439)       (13,525)       (63,679)       (39,936)
         --             --             --         (3,249)            --             --             --             --
         24             --       (217,332)        60,713             --             --        (41,532)        (3,202)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,150,708      1,902,377      7,928,607        984,930        (33,953)       (13,592)        17,372         41,889
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  6,158,035      1,971,572      8,083,775      1,474,762        (18,261)         3,080         83,134        119,635



  2,144,238        172,666     16,166,821     14,692,059        296,223        293,143        619,563        499,928
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,302,273    $ 2,144,238    $24,250,596    $16,166,821    $   277,962    $   296,223    $   702,697    $   619,563
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    PUTNAM VT
                                                    SMALL CAP
                                                   VALUE FUND -                  ALL CAP FUND -                INVESTORS FUND -
                                                 CLASS IB SHARES                    CLASS I                        CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (79,054)   $   (42,424)   $   (45,454)   $   (60,703)   $   (14,887)   $      (873)
  Realized gain (loss) ..................       397,083         85,496        215,082         87,234         97,327         41,407
  Change in unrealized gain (loss)
    on investments ......................       (21,995)       806,875        (24,896)       380,976        102,483        268,733
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       296,034        849,947        144,732        407,507        184,923        309,267
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       917,116        506,766        244,988        406,144        121,252        144,307
  Participant transfers from other
    funding options .....................       592,459        539,762         66,821        392,197        112,433        288,010
  Growth rate intra-fund transfers in ...       244,210             --          5,653             --             --         80,363
  Administrative charges ................        (1,042)          (800)        (1,734)        (2,022)          (766)          (991)
  Contract surrenders ...................      (177,304)       (99,182)      (327,205)      (289,893)      (169,894)       (93,380)
  Participant transfers to other
    funding options .....................      (313,902)      (266,977)      (822,941)      (143,557)      (235,997)      (230,199)
  Growth rate intra-fund transfers out ..      (244,210)            --         (5,653)            --             --        (80,363)
  Other receipts/(payments) .............       (50,035)            69        (10,482)       (92,669)       (60,303)       (21,889)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       967,292        679,638       (850,553)       270,200       (233,275)        85,858
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,263,326      1,529,585       (705,821)       677,707        (48,352)       395,125


NET ASSETS:
    Beginning of year ...................     4,706,562      3,176,977      6,721,285      6,043,578      3,903,394      3,508,269
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 5,969,888    $ 4,706,562    $ 6,015,464    $ 6,721,285    $ 3,855,042    $ 3,903,394
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

          LARGE CAP                     SMALL CAP                  EAFE(R) EQUITY                  SMALL CAP
        GROWTH FUND -                 GROWTH FUND -                INDEX FUND -                  INDEX FUND -
           CLASS I                       CLASS I                  CLASS A SHARES                CLASS A SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (11,396)   $   (11,236)   $   (39,477)   $   (26,151)   $     4,229    $     2,851    $    (4,762)   $    (6,722)
     29,586          7,194        218,922         27,436         45,307          2,714         40,624         32,510

      9,448        (11,358)       (85,197)       250,819        (48,311)        38,928        (20,900)        78,973
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     27,638        (15,400)        94,248        252,104          1,225         44,493         14,962        104,761
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


         --             --        245,399        329,937              1             --             --             --

      1,282         17,515        176,058        231,711            569             --         13,636         25,000
         --             --         35,187             --             --             --             --             --
       (141)          (109)          (383)          (234)            --            (57)          (121)          (144)
    (52,091)        (8,252)       (24,614)       (29,924)        (2,087)       (38,219)       (12,199)      (129,054)

   (102,878)       (69,173)       (98,817)      (130,194)      (292,603)       (25,000)       (74,352)            --
         --             --        (35,187)            --             --             --             --             --
         --         (3,957)            --         (2,992)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (153,828)       (63,976)       297,643        398,304       (294,120)       (63,276)       (73,036)      (104,198)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (126,190)       (79,376)       391,891        650,408       (292,895)       (18,783)       (58,074)           563



    761,464        840,840      2,129,170      1,478,762        292,895        311,678        674,496        673,933
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   635,274    $   761,464    $ 2,521,061    $ 2,129,170    $        --    $   292,895    $   616,422    $   674,496
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY                  SMITH BARNEY               MULTIPLE DISCIPLINE
                                                DIVIDEND STRATEGY             PREMIER SELECTIONS            PORTFOLIO - ALL CAP
                                                    PORTFOLIO              ALL CAP GROWTH PORTFOLIO           GROWTH AND VALUE
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       104    $      (576)   $    (5,598)   $    (2,700)   $  (281,888)   $   (69,360)
  Realized gain (loss) ..................         3,008            (33)         2,515         11,410        692,919         97,306
  Change in unrealized gain (loss)
    on investments ......................        (8,970)        10,796         16,662          7,938        505,093        568,981
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        (5,858)        10,187         13,579         16,648        916,124        596,927
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       234,888        169,592         19,905        116,305      5,732,824      5,823,038
  Participant transfers from other
    funding options .....................       286,165         16,230         47,697         65,938      5,513,498      2,995,681
  Growth rate intra-fund transfers in ...            --             --             --             --             --        139,077
  Administrative charges ................          (128)           (40)          (141)           (64)        (4,036)        (1,172)
  Contract surrenders ...................       (90,696)        (8,111)        (5,237)            --       (539,862)       (53,903)
  Participant transfers to other
    funding options .....................       (18,207)            --        (21,224)       (64,300)    (2,786,878)      (299,947)
  Growth rate intra-fund transfers out ..            --             --             --             --             --       (139,076)
  Other receipts/(payments) .............       (27,024)            --             --             --        (13,207)       (22,645)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       384,998        177,671         41,000        117,879      7,902,339      8,441,053
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       379,140        187,858         54,579        134,527      8,818,463      9,037,980


NET ASSETS:
    Beginning of year ...................       322,049        134,191        275,986        141,459     12,300,046      3,262,066
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   701,189    $   322,049    $   330,565    $   275,986    $21,118,509    $12,300,046
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
   PORTFOLIO - BALANCED             PORTFOLIO - GLOBAL          MULTIPLE DISCIPLINE
      ALL CAP GROWTH                  ALL CAP GROWTH           PORTFOLIO - LARGE CAP              AIM CAPITAL
         AND VALUE                      AND VALUE                 GROWTH AND VALUE           APPRECIATION PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (62,628)   $      (640)   $   (59,962)   $    (5,854)   $   (26,504)   $    (3,474)   $   (26,593)   $   (19,908)
    206,656         44,585        121,162         17,036         64,574         29,339         37,349          6,884

    500,238        178,820        456,078        123,834         60,549         21,842        128,799         84,879
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    644,266        222,765        517,278        135,016         98,619         47,707        139,555         71,855
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,584,231      4,070,832      3,805,736      1,330,001      1,581,089        342,339        577,769         39,274

  6,978,114      2,735,885      3,986,272        707,524      1,318,994        262,979        140,251        288,962
         --             --             --             --             --             --             --             --
     (2,826)          (628)        (1,314)          (159)          (498)          (103)          (264)          (208)
   (311,368)      (607,788)       (75,817)       (19,034)      (140,156)       (51,794)       (61,366)       (34,862)

   (956,885)      (200,059)      (204,012)        (4,615)      (202,110)          (577)      (253,750)       (37,948)
         --             --             --             --             --             --             --             --
    (10,343)        (3,606)      (208,547)            --             --             --        (33,753)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 12,280,923      5,994,636      7,302,318      2,013,717      2,557,319        552,844        368,887        255,218
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 12,925,189      6,217,401      7,819,596      2,148,733      2,655,938        600,551        508,442        327,073



  7,730,174      1,512,773      2,468,038        319,305      1,083,094        482,543      1,565,069      1,237,996
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$20,655,363    $ 7,730,174    $10,287,634    $ 2,468,038    $ 3,739,032    $ 1,083,094    $ 2,073,511    $ 1,565,069
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                 DISCIPLINED
                                                   CONVERTIBLE                     MID CAP                    EQUITY INCOME
                                               SECURITIES PORTFOLIO            STOCK PORTFOLIO                  PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    22,055    $    14,106    $   (17,668)   $   (12,950)   $  (135,056)   $    (9,267)
  Realized gain (loss) ..................        63,080         17,967         74,434         54,405        202,143        439,174
  Change in unrealized gain (loss)
    on investments ......................      (114,494)        73,731         63,577        109,473        214,968        143,338
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (29,359)       105,804        120,343        150,928        282,055        573,245
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           353          1,718          2,635         28,424        909,133        585,666
  Participant transfers from other
    funding options .....................       143,037         61,811        120,720        132,253        972,182        656,156
  Growth rate intra-fund transfers in ...            --             --             --             --          6,084             --
  Administrative charges ................          (306)          (364)          (361)          (367)        (2,047)        (2,041)
  Contract surrenders ...................      (269,721)       (74,187)      (144,561)       (29,238)      (391,396)      (348,332)
  Participant transfers to other
    funding options .....................       (62,624)       (97,301)      (113,710)       (71,402)      (431,239)      (374,389)
  Growth rate intra-fund transfers out ..            --             --             --             --         (6,084)            --
  Other receipts/(payments) .............            --             --             --        (12,420)       (19,535)       (30,488)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (189,261)      (108,323)      (135,277)        47,250      1,037,098        486,572
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (218,620)        (2,519)       (14,934)       198,178      1,319,153      1,059,817


NET ASSETS:
    Beginning of year ...................     2,284,482      2,287,001      1,212,960      1,014,782      7,868,189      6,808,372
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,065,862    $ 2,284,482    $ 1,198,026    $ 1,212,960    $ 9,187,342    $ 7,868,189
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                               MANAGED ALLOCATION
      FEDERATED HIGH                    FEDERATED                   LARGE CAP                  SERIES: AGGRESSIVE
      YIELD PORTFOLIO                STOCK PORTFOLIO                PORTFOLIO                      PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (36,294)   $   157,114    $    (9,716)   $      (364)   $   (22,605)   $    (9,021)   $    (3,179)   $        --
     48,319         32,162         24,255          4,005         16,539          6,867          2,910             --

     20,378         22,808          4,193         56,115        111,683         65,000         21,080             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     32,403        212,084         18,732         59,756        105,617         62,846         20,811             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    138,467          9,990             --             (3)        92,962         45,528        329,127             --

    531,565        495,867          3,995         25,794        112,376         90,868         30,388             --
         --             --             --             --             --             --             --             --
       (572)          (590)          (145)          (185)          (484)          (425)           (33)            --
   (418,770)      (226,654)       (72,284)       (11,109)       (84,727)       (31,818)            --             --

   (993,071)      (487,496)      (113,172)       (46,437)       (41,226)       (54,891)       (48,934)            --
         --             --             --             --             --             --             --             --
    (29,211)       (17,501)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (771,592)      (226,384)      (181,606)       (31,940)        78,901         49,262        310,548             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (739,189)       (14,300)      (162,874)        27,816        184,518        112,108        331,359             --



  2,748,508      2,762,808        734,124        706,308      1,324,055      1,211,947             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 2,009,319    $ 2,748,508    $   571,250    $   734,124    $ 1,508,573    $ 1,324,055    $   331,359    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                   MANAGED
                                                     MANAGED                        MANAGED                  ALLOCATION SERIES:
                                                ALLOCATION SERIES:             ALLOCATION SERIES:           MODERATE-AGGRESSIVE
                                              CONSERVATIVE PORTFOLIO           MODERATE PORTFOLIO                PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (808)   $        --    $    (1,548)   $        --    $    (3,515)   $        --
  Realized gain (loss) ..................           747             --          1,898             --          1,205             --
  Change in unrealized gain (loss)
    on investments ......................           116             --         62,498             --         56,074             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            55             --         62,848             --         53,764             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       152,589             --      1,593,534             --      1,035,134             --
  Participant transfers from other
    funding options .....................           900             --        622,989             --      1,014,704             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (2)            --            (44)            --            (39)            --
  Contract surrenders ...................          (888)            --         (4,903)            --             --             --
  Participant transfers to other
    funding options .....................            --             --            (84)            --             (4)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............       (90,076)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,523             --      2,211,492             --      2,049,795             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        62,578             --      2,274,340             --      2,103,559             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    62,578    $        --    $ 2,274,340    $        --    $ 2,103,559    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

           MANAGED
     ALLOCATION SERIES:
    MODERATE-CONSERVATIVE            MERCURY LARGE                  MFS EMERGING                  MFS MID CAP
          PORTFOLIO                CAP CORE PORTFOLIO             GROWTH PORTFOLIO              GROWTH PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,842)   $        --    $   (16,050)   $    (7,245)   $    (2,195)   $   (12,867)   $   (38,693)   $   (21,029)
        258             --         17,971          1,932        (36,134)       (14,634)        22,944          2,845

     13,523             --         93,479        111,826         10,928        124,407        110,971        181,295
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     11,939             --         95,400        106,513        (27,401)        96,906         95,222        163,111
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    464,150             --        100,616         10,600         30,853         44,103        407,821         17,654

     11,728             --        161,677        191,712         24,021        123,542      1,229,923         74,235
         --             --          3,564             --             --             --             --             --
         (2)            --           (208)          (176)            --           (379)          (806)          (491)
         --             --        (40,761)        (4,376)           (58)       (25,063)       (59,142)       (26,628)

         --             --        (89,781)        (6,729)      (947,123)      (122,124)      (321,172)       (97,938)
         --             --         (3,564)            --             --             --             --             --
         --             --             --        (11,961)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    475,876             --        131,543        179,070       (892,307)        20,079      1,256,624        (33,168)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    487,815             --        226,943        285,583       (919,708)       116,985      1,351,846        129,943



         --             --        889,079        603,496        919,708        802,723      1,461,402      1,331,459
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   487,815    $        --    $ 1,116,022    $   889,079    $        --    $   919,708    $ 2,813,248    $ 1,461,402
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  MONDRIAN
                                                     MFS TOTAL                     MFS VALUE                   INTERNATIONAL
                                                  RETURN PORTFOLIO                 PORTFOLIO                  STOCK PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   195,821    $   234,651    $     2,263    $     1,620    $   (41,845)   $     4,731
  Realized gain (loss) ..................     1,309,919        554,205        126,236          1,932         14,119          9,544
  Change in unrealized gain (loss)
    on investments ......................    (1,150,895)       668,524        (29,558)         7,508        254,910        118,279
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       354,845      1,457,380         98,941         11,060        227,184        132,554
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,215,331      2,763,926      1,863,086        188,465        999,105        424,549
  Participant transfers from other
    funding options .....................     6,380,818      1,762,552      1,274,833         36,443        814,264        232,979
  Growth rate intra-fund transfers in ...         6,082          3,261             --             --             --             --
  Administrative charges ................        (4,975)        (3,928)          (224)            --           (485)          (306)
  Contract surrenders ...................    (1,257,394)      (591,801)       (19,198)            --        (28,679)       (14,415)
  Participant transfers to other
    funding options .....................    (1,203,907)      (768,105)      (229,790)            --       (177,652)       (68,736)
  Growth rate intra-fund transfers out ..        (6,082)        (3,261)            --             --             --             --
  Other receipts/(payments) .............      (106,893)      (105,996)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     8,022,980      3,056,648      2,888,707        224,908      1,606,553        574,071
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     8,377,825      4,514,028      2,987,648        235,968      1,833,737        706,625


NET ASSETS:
    Beginning of year ...................    18,075,990     13,561,962        235,968             --      1,310,559        603,934
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $26,453,815    $18,075,990    $ 3,223,616    $   235,968    $ 3,144,296    $ 1,310,559
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        PIONEER FUND                 PIONEER MID CAP             PIONEER STRATEGIC              STRATEGIC EQUITY
          PORTFOLIO                  VALUE PORTFOLIO              INCOME PORTFOLIO                 PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$    (9,939)   $       512    $      (170)   $        --    $   119,952    $    91,002    $   (27,017)   $    (4,340)
      5,529            (63)           468             --            (24)          (467)        15,472            (51)

     30,684         17,160           (199)            --        (59,035)       (11,745)         9,054        249,423
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     26,274         17,609             99             --         60,893         78,790         (2,491)       245,032
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    154,529        234,206         27,783             --        728,815        617,611         43,686         29,067

    291,759         19,829         23,868             --      2,067,307        512,483         81,775         86,170
         --             --             --             --             --             --             --             --
       (137)           (24)            (2)            --           (427)           (28)          (720)          (812)
    (17,651)            --             --             --        (38,774)        (3,570)      (227,379)       (48,035)

   (108,889)            --             --             --       (124,579)       (15,455)      (228,885)      (276,116)
         --             --             --             --             --             --             --             --
    (10,324)            --             --             --             --             --         (3,128)        (8,403)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    309,287        254,011         51,649             --      2,632,342      1,111,041       (334,651)      (218,129)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    335,561        271,620         51,748             --      2,693,235      1,189,831       (337,142)        26,903



    287,782         16,162             --             --      1,549,816        359,985      3,090,586      3,063,683
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   623,343    $   287,782    $    51,748    $        --    $ 4,243,051    $ 1,549,816    $ 2,753,444    $ 3,090,586
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                STYLE FOCUS SERIES:           STYLE FOCUS SERIES:
                                                     SMALL CAP                     SMALL CAP                 TRAVELERS MANAGED
                                                  GROWTH PORTFOLIO              VALUE PORTFOLIO               INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (261)   $        --    $       (31)   $        --    $    72,750    $    85,410
  Realized gain (loss) ..................         1,080             --            455             --        (11,333)       (10,573)
  Change in unrealized gain (loss)
    on investments ......................           801             --            553             --        (71,289)       (47,966)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,620             --            977             --         (9,872)        26,871
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        11,503             --          7,429             --        407,962        314,068
  Participant transfers from other
    funding options .....................        50,892             --         39,527             --      1,051,905        859,181
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................            (1)            --             (1)            --           (606)          (461)
  Contract surrenders ...................            --             --             --             --        (80,525)      (107,783)
  Participant transfers to other
    funding options .....................           (26)            --           (108)            --       (340,712)      (311,259)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --        (63,656)      (115,684)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        62,368             --         46,847             --        974,368        638,062
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        63,988             --         47,824             --        964,496        664,933


NET ASSETS:
    Beginning of year ...................            --             --             --             --      2,555,510      1,890,577
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    63,988    $        --    $    47,824    $        --    $ 3,520,006    $ 2,555,510
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 SB ADJUSTABLE
     TRAVELERS QUALITY              U.S. GOVERNMENT                  VAN KAMPEN             RATE INCOME PORTFOLIO -
      BOND PORTFOLIO              SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO             CLASS I SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$   (75,257)   $   175,148    $    (1,807)   $     3,715    $    (2,004)   $    (1,071)   $    39,903    $     1,288
    (35,415)        (3,512)            64              7         (4,411)        (1,817)         1,291            334

    117,710        (62,132)         4,778         (3,890)        13,121          5,293        (31,628)        (2,724)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      7,038        109,504          3,035           (168)         6,706          2,405          9,566         (1,102)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    240,996         18,671         (2,175)         2,000         62,236             --      1,028,848        308,518

    437,888        478,123         61,158         89,502         21,882          1,887        983,178        394,305
         --             --             --             --             --             --             --             --
     (1,625)        (1,864)           (32)            --            (66)           (54)          (134)           (29)
   (625,351)      (538,713)        (5,831)          (400)        (4,883)        (6,645)       (45,080)      (115,745)

   (879,200)      (779,798)       (34,189)            --           (132)            --       (298,172)       (65,723)
         --             --             --             --             --             --             --             --
    (41,228)      (103,771)            --             --        (50,184)             8        (88,179)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (868,520)      (927,352)        18,931         91,102         28,853         (4,804)     1,580,461        521,326
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

   (861,482)      (817,848)        21,966         90,934         35,559         (2,399)     1,590,027        520,224



  5,520,679      6,338,527         90,934             --        110,867        113,266        536,038         15,814
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,659,197    $ 5,520,679    $   112,900    $    90,934    $   146,426    $   110,867    $ 2,126,065    $   536,038
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY                   SMITH BARNEY                 SMITH BARNEY
                                                    AGGRESSIVE                    HIGH INCOME             INTERNATIONAL ALL CAP
                                                 GROWTH PORTFOLIO                  PORTFOLIO                 GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (190,979)   $  (105,208)   $   313,340    $   220,044    $      (289)   $      (304)
  Realized gain (loss) ..................        62,723         47,326          3,061          5,732          1,758          1,965
  Change in unrealized gain (loss)
    on investments ......................     1,352,999        669,316       (272,294)        (8,106)        29,297         34,852
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,224,743        611,434         44,107        217,670         30,766         36,513
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,503,004      1,966,651      1,152,938        875,161             60             88
  Participant transfers from other
    funding options .....................     2,395,395      1,049,742      1,259,079        533,717             --        113,309
  Growth rate intra-fund transfers in ...       234,460         72,715             --             --             --             --
  Administrative charges ................        (2,689)        (1,845)          (613)          (443)           (53)           (49)
  Contract surrenders ...................      (452,123)      (125,145)      (305,645)       (41,134)        (7,809)        (5,557)
  Participant transfers to other
    funding options .....................      (525,601)      (111,728)      (557,136)      (302,143)          (130)       (19,697)
  Growth rate intra-fund transfers out ..      (234,460)       (72,718)            --             --             --             --
  Other receipts/(payments) .............       (87,530)       (92,491)       (17,909)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     3,830,456      2,685,181      1,530,714      1,065,158         (7,932)        88,094
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     5,055,199      3,296,615      1,574,821      1,282,828         22,834        124,607


NET ASSETS:
    Beginning of year ...................     8,864,594      5,567,979      3,269,362      1,986,534        312,622        188,015
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $13,919,793    $ 8,864,594    $ 4,844,183    $ 3,269,362    $   335,456    $   312,622
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        SMITH BARNEY                  SMITH BARNEY                 SMITH BARNEY                  SMITH BARNEY
          LARGE CAP               LARGE CAPITALIZATION               MID CAP                     MONEY MARKET
       VALUE PORTFOLIO              GROWTH PORTFOLIO              CORE PORTFOLIO                  PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005           2004           2005           2004           2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$     1,095    $     4,033    $   (59,473)   $   (35,995)   $   (28,002)   $   (34,363)   $    62,706    $   (22,557)
      4,260        (11,599)        60,893         19,069        259,406         20,984             --             --

     50,656        106,840        174,744         12,351        (40,735)       218,099             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     56,011         99,274        176,164         (4,575)       190,669        204,720         62,706        (22,557)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


         --             --      1,101,253        631,928        312,485        325,517      5,109,228      3,482,393

        254         10,925        558,937        303,389         67,167        234,825      4,803,110        783,985
         --             --             --         60,914             --         31,889             --          3,316
       (378)          (416)          (863)          (732)          (645)          (573)          (903)          (869)
    (48,860)       (67,181)       (60,221)      (127,637)       (41,356)       (70,941)    (1,541,895)       (74,903)

     (2,685)       (47,963)      (659,027)       (28,738)      (131,077)       (75,767)    (6,202,362)    (2,735,248)
         --             --             --        (60,914)            --        (31,889)            --         (3,316)
        452             27        (10,246)            62        (12,623)        (3,257)       (33,865)       (45,105)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (51,217)      (104,608)       929,833        778,272        193,951        409,804      2,133,313      1,410,253
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

      4,794         (5,334)     1,105,997        773,697        384,620        614,524      2,196,019      1,387,696



  1,200,671      1,206,005      3,508,822      2,735,125      2,651,229      2,036,705      3,951,349      2,563,653
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,205,465    $ 1,200,671    $ 4,614,819    $ 3,508,822    $ 3,035,849    $ 2,651,229    $ 6,147,368    $ 3,951,349
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                  SOCIAL AWARENESS           COMSTOCK PORTFOLIO -            EMERGING GROWTH
                                                  STOCK PORTFOLIO              CLASS II SHARES          PORTFOLIO - CLASS I SHARES
                                            --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (163)   $       139    $    (5,636)   $    (5,449)   $   (10,841)   $   (10,420)
  Realized gain (loss) ..................            56             --         43,328         12,141         (2,260)       (23,469)
  Change in unrealized gain (loss)
    on investments ......................           962            515        (11,435)       110,564         67,355         66,484
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           855            654         26,257        117,256         54,254         32,595
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (3,201)        24,000          1,380          1,200         72,520         90,967
  Participant transfers from other
    funding options .....................         6,000          1,000        321,817        229,518         65,079         67,162
  Growth rate intra-fund transfers in ...            --             --             --             --             --         20,817
  Administrative charges ................            (4)            --           (408)          (353)          (282)          (298)
  Contract surrenders ...................          (453)            --        (36,339)       (14,167)       (29,597)        (2,170)
  Participant transfers to other
    funding options .....................            --             --        (26,659)       (56,456)        (7,151)       (60,203)
  Growth rate intra-fund transfers out ..            --             --             --             --             --        (20,821)
  Other receipts/(payments) .............            --             --             --        (12,729)        (2,950)       (19,555)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         2,342         25,000        259,791        147,013         97,619         75,899
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         3,197         25,654        286,048        264,269        151,873        108,494


NET ASSETS:
    Beginning of year ...................        25,654             --        931,170        666,901        696,815        588,321
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    28,851    $    25,654    $ 1,217,218    $   931,170    $   848,688    $   696,815
                                            ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  ENTERPRISE PORTFOLIO -       SMITH BARNEY SMALL CAP        CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
      CLASS II SHARES       GROWTH OPPORTUNITIES PORTFOLIO        SERVICE CLASS              SERVICE CLASS 2
--------------------------  ------------------------------  --------------------------    --------------------------
    2005           2004           2005           2004         2005           2004           2005           2004
    ----           ----           ----           ----           ----           ----           ----           ----
$      (235)   $      (298)   $   (20,611)   $    (6,609)   $   (85,968)   $   (21,421)   $   (37,656)   $   (31,395)
        806            623        148,347         18,982         26,884         13,625        102,033         66,330

        718            275        (60,592)        55,887        889,111        239,075        328,189        273,216
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      1,289            600         67,144         68,260        830,027        231,279        392,566        308,151
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (1,585)            --        600,025        250,409      2,951,563        960,507         13,819         19,182

      2,262          2,738        269,540         57,887      2,472,356        544,438        368,790        224,738
         --             --             --             --          4,465          6,577             --             --
        (22)           (21)          (189)           (97)        (1,009)          (277)        (1,089)        (1,109)
       (115)          (107)        (7,858)       (13,681)      (100,165)       (22,529)      (194,729)      (174,539)

     (4,092)        (5,729)       (33,376)       (19,653)      (166,174)       (73,985)      (162,533)      (228,403)
         --             --             --             --         (4,465)        (6,577)            --             --
         --             --             26             --       (184,985)          (274)            --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (3,552)        (3,119)       828,168        274,865      4,971,586      1,407,880         24,258       (160,131)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     (2,263)        (2,519)       895,312        343,125      5,801,613      1,639,159        416,824        148,020



     22,159         24,678        688,600        345,475      2,464,777        825,618      2,592,767      2,444,747
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    19,896    $    22,159    $ 1,583,912    $   688,600    $ 8,266,390    $ 2,464,777    $ 3,009,591    $ 2,592,767
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                            THE TRAVELERS FUND BD III
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                  DYNAMIC CAPITAL
                                              APPRECIATION PORTFOLIO -         MID CAP PORTFOLIO -
                                                  SERVICE CLASS 2                SERVICE CLASS 2
                                            --------------------------    --------------------------
                                                 2005           2004           2005           2004
                                                 ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (4,144)   $    (3,815)   $  (103,673)   $   (31,593)
  Realized gain (loss) ..................         2,854          1,988        104,125         22,630
  Change in unrealized gain (loss)
    on investments ......................        50,118          1,146      1,046,107        505,390
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        48,828           (681)     1,046,559        496,427
                                            -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,380             --      2,599,500        838,145
  Participant transfers from other
    funding options .....................         6,827          1,898      2,425,682        618,016
  Growth rate intra-fund transfers in ...            --             --             --             --
  Administrative charges ................           (55)           (64)        (1,116)          (451)
  Contract surrenders ...................        (7,902)        (9,205)      (100,362)       (43,620)
  Participant transfers to other
    funding options .....................        (1,044)          (333)      (419,907)      (101,522)
  Growth rate intra-fund transfers out ..            --             --             --             --
  Other receipts/(payments) .............            --             --             --         (3,435)
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (794)        (7,704)     4,503,797      1,307,133
                                            -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        48,034         (8,385)     5,550,356      1,803,560


NET ASSETS:
    Beginning of year ...................       257,934        266,319      3,316,686      1,513,126
                                            -----------    -----------    -----------    -----------
    End of year .........................   $   305,968    $   257,934    $ 8,867,042    $ 3,316,686
                                            ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Fund BD III for Variable Annuities ("Fund BD III") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund BD III, established on March 27, 1997, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Fund BD III are Travelers Index Annuity, Travelers Vintage XTRA Annuity, Travelers Life & Annuity Vintage XTRA (Series II) Annuity, Travelers Protected Equity Portfolio and Travelers Portfolio Architect XTRA Annuity.

Participant purchase payments applied to Fund BD III are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund BD III were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company (continued)
         Equity Index Portfolio - Class I Shares
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Main Street Fund/VA - Service Shares*
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
     Scudder Investments VIT Funds, Massachusetts business trust
         Small Cap Index Fund - Class A Shares
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company (continued)
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio
     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

New Funds in 2005 included above:

Franklin Income Securities Fund - Class II Shares                 Franklin Templeton Variable Insurance Products        5/2/2005
                                                                    Trust
Managed Allocation Series: Aggressive Portfolio                   The Travelers Series Trust
Managed Allocation Series: Conservative Portfolio                 The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate Portfolio                     The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate-Aggressive Portfolio          The Travelers Series Trust                            5/2/2005
Managed Allocation Series: Moderate-Conservative Portfolio        The Travelers Series Trust                            5/2/2005
Pioneer Mid Cap Value Portfolio                                   The Travelers Series Trust                            5/2/2005
Style Focus Series: Small Cap Growth Portfolio                    The Travelers Series Trust                            5/2/2005
Style Focus Series: Small Cap Value Portfolio                     The Travelers Series Trust                            5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD III or shares of Fund BD III's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund BD III product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD III in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund BD III form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD III. Fund BD III is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund BD III adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulations Benefit, if elected by the contract owner (GMAB)
      -     Principal Protection Fees, if elected by the contract owner (PP)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Annual Step-Up (SU), and Roll-up (R) Death Benefit (Dth Ben) designations:

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 1.40%             S    Index Annuity
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.55%             S    Vintage XTRA (Series II)

Separate Account Charge 1.60% (A)         S    Portfolio Architect XTRA
                                          S    Vintage XTRA
Separate Account Charge 1.60% (B)         E    Index Annuity
                                          E    Portfolio Architect XTRA
                                          E    Vintage XTRA

Separate Account Charge 1.65%             SU   Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.70%             S    Vintage XTRA (Series II)

Separate Account Charge 1.80% (A)         S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.80% (B)         E    Portfolio Architect XTRA
                                          E    Vintage XTRA
                                          S    Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 1.85%             R    Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA
                                          E    Portfolio Architect XTRA
                                          E    Vintage XTRA

Separate Account Charge 1.90%             SU   Vintage XTRA (Series II)
                                          S    Portfolio Architect XTRA
                                          S    Vintage XTRA

Separate Account Charge 1.95%             S    Vintage XTRA (Series II)
                                          S    Vintage XTRA (Series II)
------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------   Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB      PP (2)  Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.40%             1.25%      0.15%                                                                    1.40%
                                          1.25%      0.15%                                                                    1.40%
                                          1.25%      0.15%                                                                    1.40%

Separate Account Charge 1.55%             1.40%      0.15%                                                                    1.55%

Separate Account Charge 1.60% (A)         1.25%      0.15%      0.20%                                                         1.60%
                                          1.25%      0.15%      0.20%                                                         1.60%
Separate Account Charge 1.60% (B)         1.45%      0.15%                                                                    1.60%
                                          1.45%      0.15%                                                                    1.60%
                                          1.45%      0.15%                                                                    1.60%

Separate Account Charge 1.65%             1.50%      0.15%                                                                    1.65%
                                          1.25%      0.15%                                      0.25%                         1.65%
                                          1.25%      0.15%                                      0.25%                         1.65%

Separate Account Charge 1.70%             1.40%      0.15%      0.15%                                                         1.70%

Separate Account Charge 1.80% (A)         1.25%      0.15%                 0.40%                                              1.80%
                                          1.25%      0.15%                 0.40%                                              1.80%

Separate Account Charge 1.80% (B)         1.45%      0.15%      0.20%                                                         1.80%
                                          1.45%      0.15%      0.20%                                                         1.80%
                                          1.40%      0.15%                                      0.25%                         1.80%
                                          1.50%      0.15%      0.15%                                                         1.80%

Separate Account Charge 1.85%             1.70%      0.15%                                                                    1.85%
                                          1.25%      0.15%      0.20%                           0.25%                         1.85%
                                          1.25%      0.15%      0.20%                           0.25%                         1.85%
                                          1.45%      0.15%                                      0.25%                         1.85%
                                          1.45%      0.15%                                      0.25%                         1.85%

Separate Account Charge 1.90%             1.50%      0.15%                                      0.25%                         1.90%
                                          1.25%      0.15%                           0.50%                                    1.90%
                                          1.25%      0.15%                           0.50%                                    1.90%

Separate Account Charge 1.95%             1.40%      0.15%                 0.40%                                              1.95%
                                          1.40%      0.15%      0.15%                           0.25%                         1.95%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          S   Portfolio Architect XTRA
                                           S   Vintage XTRA
Separate Account Charge 2.00% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.05%              S   Vintage XTRA (Series II)
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.10%              S   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)
                                           S   Portfolio Architect XTRA
                                           S   Vintage XTRA
                                           E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.15% (B)         SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)

Separate Account Charge 2.20% (A)          S   Vintage XTRA (Series II)
                                           S   Index Annuity
                                           S   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
Separate Account Charge 2.20% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA

Separate Account Charge 2.25% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.25% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.30% (B)          E   Portfolio Architect XTRA
                                           E   Vintage XTRA
                                          SU   Vintage XTRA (Series II)
                                          SU   Vintage XTRA (Series II)
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------  Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB     PP (2)  Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.00% (A)          1.25%      0.15%      0.20%      0.40%                                              2.00%
                                           1.25%      0.15%      0.20%      0.40%                                              2.00%
Separate Account Charge 2.00% (B)          1.45%      0.15%                 0.40%                                              2.00%
                                           1.45%      0.15%                 0.40%                                              2.00%
                                           1.70%      0.15%      0.15%                                                         2.00%

Separate Account Charge 2.05%              1.40%      0.15%                           0.50%                                    2.05%
                                           1.40%      0.15%                                                  0.50%             2.05%
                                           1.50%      0.15%                 0.40%                                              2.05%
                                           1.50%      0.15%      0.15%                           0.25%                         2.05%
                                           1.45%      0.15%      0.20%                           0.25%                         2.05%
                                           1.45%      0.15%      0.20%                           0.25%                         2.05%

Separate Account Charge 2.10%              1.40%      0.15%      0.15%      0.40%                                              2.10%
                                           1.70%      0.15%                                      0.25%                         2.10%
                                           1.25%      0.15%      0.20%                0.50%                                    2.10%
                                           1.25%      0.15%      0.20%                0.50%                                    2.10%
                                           1.45%      0.15%                           0.50%                                    2.10%
                                           1.45%      0.15%                           0.50%                                    2.10%

Separate Account Charge 2.15% (B)          1.50%      0.15%                           0.50%                                    2.15%
                                           1.50%      0.15%                                                  0.50%             2.15%

Separate Account Charge 2.20% (A)          1.40%      0.15%      0.15%                0.50%                                    2.20%
                                           1.25%      0.15%                                                            0.80%   2.20%
                                           1.40%      0.15%      0.15%                                       0.50%             2.20%
                                           1.50%      0.15%      0.15%      0.40%                                              2.20%
Separate Account Charge 2.20% (B)          1.45%      0.15%      0.20%      0.40%                                              2.20%
                                           1.45%      0.15%      0.20%      0.40%                                              2.20%

Separate Account Charge 2.25% (A)          1.70%      0.15%      0.15%                           0.25%                         2.25%
                                           1.25%      0.15%                                                            0.85%   2.25%
Separate Account Charge 2.25% (B)          1.70%      0.15%                 0.40%                                              2.25%

Separate Account Charge 2.30% (B)          1.45%      0.15%      0.20%                0.50%                                    2.30%
                                           1.45%      0.15%      0.20%                0.50%                                    2.30%
                                           1.50%      0.15%      0.15%                0.50%                                    2.30%
                                           1.50%      0.15%      0.15%                                       0.50%             2.30%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          S   Index Annuity
                                               Protected Equity Portfolio

Separate Account Charge 2.35% (B)          R   Vintage XTRA (Series II)
                                           R   Vintage XTRA (Series II)

Separate Account Charge 2.40% (A)          S   Index Annuity
                                           R   Vintage XTRA (Series II)
Separate Account Charge 2.40% (C)          E   Index Annuity

Separate Account Charge 2.45%              E   Index Annuity

Separate Account Charge 2.50% (A)          R   Vintage XTRA (Series II)
                                           S   Index Annuity
Separate Account Charge 2.50% (B)          R   Vintage XTRA (Series II)

Separate Account Charge 2.55% (A)          E   Index Annuity
Separate Account Charge 2.55% (B)          S   Index Annuity

Separate Account Charge 2.60%              E   Index Annuity

Separate Account Charge 2.70%              E   Index Annuity

Separate Account Charge 2.75% (A)          E   Index Annuity
Separate Account Charge 2.75% (B)          S   Index Annuity

Separate Account Charge 2.85%              S   Index Annuity

Separate Account Charge 2.90%              S   Index Annuity
Separate Account Charge 2.90%                  Protected Equity Portfolio

Separate Account Charge 2.95%              E   Index Annuity

Separate Account Charge 3.05% (A)          E   Index Annuity
Separate Account Charge 3.05% (B)          S   Index Annuity
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         -----------------------------------------------------------------------------------
                                                               Optional Features
                                                              --------------------------------------------------------------  Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB     PP (2)  Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35% (A)          1.25%      0.15%                                                            0.95%   2.35%
                                           1.25%      0.15%                                                            0.95%   2.35%

Separate Account Charge 2.35% (B)          1.70%      0.15%                                                  0.50%             2.35%
                                           1.70%      0.15%                           0.50%                                    2.35%

Separate Account Charge 2.40% (A)          1.25%      0.15%                                                            1.00%   2.40%
                                           1.70%      0.15%      0.15%      0.40%                                              2.40%
Separate Account Charge 2.40% (C)          1.45%      0.15%                                                            0.80%   2.40%

Separate Account Charge 2.45%              1.45%      0.15%                                                            0.85%   2.45%

Separate Account Charge 2.50% (A)          1.70%      0.15%      0.15%                0.50%                                    2.50%
                                           1.25%      0.15%                                                            1.10%   2.50%
Separate Account Charge 2.50% (B)          1.70%      0.15%      0.15%                                       0.50%             2.50%

Separate Account Charge 2.55% (A)          1.45%      0.15%                                                            0.95%   2.55%
Separate Account Charge 2.55% (B)          1.25%      0.15%                                                            1.15%   2.55%

Separate Account Charge 2.60%              1.45%      0.15%                                                            1.00%   2.60%

Separate Account Charge 2.70%              1.45%      0.15%                                                            1.10%   2.70%

Separate Account Charge 2.75% (A)          1.45%      0.15%                                                            1.15%   2.75%
Separate Account Charge 2.75% (B)          1.25%      0.15%                                                            1.35%   2.75%

Separate Account Charge 2.85%              1.25%      0.15%                                                            1.45%   2.85%

Separate Account Charge 2.90%              1.25%      0.15%                                                            1.50%   2.90%
Separate Account Charge 2.90%              1.25%      0.15%                                                            1.50%   2.90%

Separate Account Charge 2.95%              1.45%      0.15%                                                            1.35%   2.95%

Separate Account Charge 3.05% (A)          1.45%      0.15%                                                            1.45%   3.05%
Separate Account Charge 3.05% (B)          1.25%      0.15%                                                            1.65%   3.05%
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
SEPARATE ACCOUNT                               BD III
------------------------------------------------------------------------------



                                         Dth
      Separate Account Charge (1)        Ben   Product
------------------------------------------------------------------------------
Separate Account Charge 3.10%              E   Index Annuity

Separate Account Charge 3.20%              S   Index Annuity

Separate Account Charge 3.25%              E   Index Annuity

Separate Account Charge 3.30%              S   Index Annuity

Separate Account Charge 3.40% (A)          S   Index Annuity
Separate Account Charge 3.40% (B)          E   Index Annuity

Separate Account Charge 3.50% (A)          E   Index Annuity
Separate Account Charge 3.50% (B)              Protected Equity Portfolio

Separate Account Charge 3.60%              E   Index Annuity
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Asset-based Charges
                                         ----------------------------------------------------------------------------------
                                                               Optional Features
                                                              -------------------------------------------------------------   Total
      Separate Account Charge (1)          M&E        ADM        ESP      GMWB I    GMWB II    GMWB III     GMAB    PP (2)   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 3.10%              1.45%      0.15%                                                           1.50%    3.10%

Separate Account Charge 3.20%              1.25%      0.15%                                                           1.80%    3.20%

Separate Account Charge 3.25%              1.45%      0.15%                                                           1.65%    3.25%

Separate Account Charge 3.30%              1.25%      0.15%                                                           1.90%    3.30%

Separate Account Charge 3.40% (A)          1.25%      0.15%                                                           2.00%    3.40%
Separate Account Charge 3.40% (B)          1.45%      0.15%                                                           1.80%    3.40%

Separate Account Charge 3.50% (A)          1.45%      0.15%                                                           1.90%    3.50%
Separate Account Charge 3.50% (B)          1.25%      0.15%                                                           2.10%    3.50%

Separate Account Charge 3.60%              1.45%      0.15%                                                           2.00%    3.60%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.
(2) The Travelers Index Annuity product offers an optional feature, Principal Protection Guarantee, for an annual insurance charge of up to 2.00%. If this is selected, and money is withdrawn prior to the maturity date, there is no refund of the charge and The Company may deduct an additional Principal Protection Cancellation Charge of up to 4%.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows:

--------------------------------------------------------------------------------
Product                               Administrative Charge
--------------------------------------------------------------------------------
Portfolio Architect XTRA              $40 for contract values less than $100,000
Vintage XTRA                          $40 for contract values less than $100,000
Vintage XTRA (Series II)              $40 for contract values less than $100,000
Index Annuity (Std DB)                $30 for contract values less than $50,000
Protected Equity Portfolio            $30 for contract values less than $50,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments and any associated Purchase Payment Credits are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                 Withdrawal/Surrender Charges (as a percentage
Product                          of the amount withdrawn)
--------------------------------------------------------------------------------
Portfolio Architect XTRA         Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA                     Up to 8% decreasing to 0% in years 10 and later
Vintage XTRA (Series II)         Up to 8% decreasing to 0% in years 10 and later
Index Annuity (Std DB)           Up to 6% decreasing to 0% in years 9 and later
Protected Equity Portfolio       Up to 9% decreasing to 0% in years 10 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

Effective July 25, 2005, The Scudder Investment VIT Funds: EAFE Equity Index Fund - Class A Shares was liquidated.

5. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET        COST OF       PROCEEDS
                                                                             SHARES          VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.2%)
    Total (Cost $1,289,587)                                                     20,890   $  1,635,294   $    240,522   $    182,721
                                                                          ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $35,242)                                                         3,593         36,078         23,164         73,048
                                                                          ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $214,955)                                                       13,277        228,356         64,943         23,025
                                                                          ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $4,237,159)                                                  4,237,159      4,237,159      1,539,099      1,925,764
                                                                          ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,062,060)                                                     52,399      1,169,543         20,993        183,084
                                                                          ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.5%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $1,517,921)                                                           67,507      1,664,040        925,343         40,845
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $2,397,479)                                                          101,690      2,698,850        478,873        264,306
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $3,915,400)                                                    169,197      4,362,890      1,404,216        305,151
                                                                          ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (9.5%)
  Global Growth Fund - Class 2 Shares (Cost $11,627,172)                       703,510     13,732,516      7,604,930        244,840
  Growth Fund - Class 2 Shares (Cost $28,504,023)                              569,315     33,578,227     18,109,803         73,350
  Growth-Income Fund - Class 2 Shares (Cost $31,737,337)                       904,255     34,470,188     19,569,875        548,739
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $71,868,532)                                                 2,177,080     81,780,931     45,284,608        866,929
                                                                          ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $87,379)                                                        10,789        181,479          1,733          5,637
                                                                          ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.4%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,352,085)                                                    163,248      3,064,163        891,307        208,435
                                                                          ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.3%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $911,813)         28,295      1,050,030          2,960        203,231
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $1,314,524)                                                           40,566      1,783,290         16,307        347,046
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,226,337)                                                     68,861      2,833,320         19,267        550,277
                                                                          ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.2%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $303,214)               25,862        321,986        234,285         37,937
  Mercury Value Opportunities V.I. Fund - Class III (Cost $2,062,200)          267,852      1,599,079      2,088,594        106,865
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $2,365,414)                                                    293,714      1,921,065      2,322,879        144,802
                                                                          ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.1%)
  Franklin Income Securities Fund - Class II Shares (Cost $1,437,419)           93,146      1,427,003      1,449,836         12,287
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $1,842,668)                                                          104,534      2,128,316        653,054        255,257
  Mutual Shares Securities Fund - Class 2 Shares (Cost $5,572,710)             348,385      6,330,157      3,706,022        562,778
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $3,671,519)                                                          406,520      4,431,071      3,234,333        274,898
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $7,416,973)         531,047      8,294,953      5,616,132        316,774
  Templeton Growth Securities Fund - Class 2 Shares (Cost $4,054,145)          318,882      4,403,763      3,299,636        356,538
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $23,995,434)                                                 1,802,514     27,015,263     17,959,013      1,778,532
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF       PROCEEDS
                                                                              SHARES         VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
GREENWICH STREET SERIES FUND (54.2%)
  Appreciation Portfolio (Cost $5,998,591)                                     275,151   $  6,666,908   $  2,350,169   $    213,280
  Diversified Strategic Income Portfolio (Cost $3,280,967)                     353,351      3,183,693      1,013,420        584,997
  Equity Index Portfolio - Class I Shares (Cost $436,420,970)               14,461,538    439,341,538     34,155,739     15,223,531
  Equity Index Portfolio - Class II Shares (Cost $5,807,407)                   214,788      6,529,567      1,769,310      1,236,617
  Fundamental Value Portfolio (Cost $8,284,475)                                427,113      8,811,331      2,542,353        659,285
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $291,232)                                                             15,626        364,556         80,739         67,716
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $140,564)                                                             33,104        167,839            605        137,779
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $460,224,206)                                               15,780,671    465,065,432     41,912,335     18,123,205
                                                                          ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.7%)
  Balanced Portfolio - Service Shares (Cost $2,367,313)                        100,924      2,686,607        121,836        334,750
  Global Life Sciences Portfolio - Service Shares (Cost $552,144)               81,237        718,135         17,575        144,897
  Global Technology Portfolio - Service Shares (Cost $437,683)                 126,060        499,199         47,110        134,727
  Mid Cap Growth Portfolio - Service Shares (Cost $818,930)                     37,452      1,064,005        216,274         66,285
  Worldwide Growth Portfolio - Service Shares (Cost $881,974)                   33,837        939,317         50,030        127,508
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,058,044)                                                    379,510      5,907,263        452,825        808,167
                                                                          ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.2%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,534,460)                                                     94,367      1,539,123      1,270,450         23,057
                                                                          ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (1.3%)
  Growth and Income Portfolio (Cost $4,740,616)                                181,659      4,752,204      3,238,389        179,504
  Mid-Cap Value Portfolio (Cost $6,238,483)                                    304,634      6,424,733      4,784,921        246,359
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,979,099)                                                   486,293     11,176,937      8,023,310        425,863
                                                                          ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares                                  --             --
    Total (Cost $0)                                                                 --             --             25          2,136
                                                                          ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (3.8%)
  Real Return Portfolio - Administrative Class (Cost $8,427,014)               654,271      8,302,701      6,566,642        268,400
  Total Return Portfolio - Administrative Class (Cost $24,480,208)           2,368,333     24,251,728     10,984,668      2,301,783
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $32,907,222)                                                 3,022,604     32,554,429     17,551,310      2,570,183
                                                                          ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $220,103)             52,152        277,973            676         38,622
  Putnam VT International Equity Fund - Class IB Shares (Cost $540,429)         43,218        702,727        171,016        154,386
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $4,472,687)           260,365      5,970,165      1,644,602        472,741
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $5,233,219)                                                    355,735      6,950,865      1,816,294        665,749
                                                                          ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.5%)
  All Cap Fund - Class I (Cost $4,946,290)                                     346,727      6,015,721        443,799      1,335,312
  Investors Fund - Class I (Cost $3,115,744)                                   265,145      3,855,204        327,737        575,738
  Large Cap Growth Fund - Class I (Cost $520,036)                               51,567        635,302          1,401        166,597
  Small Cap Growth Fund - Class I (Cost $2,154,864)                            184,837      2,521,179        573,547        118,708
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $10,736,934)                                                   848,276     13,027,406      1,346,484      2,196,355
                                                                          ------------   ------------   ------------   ------------

SCUDDER INVESTMENTS VIT FUNDS (0.1%)
  EAFE(R) Equity Index Fund - Class A Shares (Cost $0)                              --             --          7,155        297,046
  Small Cap Index Fund - Class A Shares (Cost $450,012)                         42,809        616,446         35,779         95,597
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $450,012)                                                       42,809        616,446         42,934        392,643
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF          MARKET        COST OF       PROCEEDS
                                                                             SHARES          VALUE        PURCHASES     FROM SALES
                                                                          ------------   ------------   ------------   ------------
SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $698,911)                      80,694   $    701,229   $    505,490   $    120,350
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $284,311)                                                             25,666        330,583         67,763         32,341
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $983,222)                                                      106,360      1,031,812        573,253        152,691
                                                                          ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (6.5%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $19,575,250)                                                       1,385,802     21,119,629     11,599,895      3,563,223
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $19,848,254)1,535,797                                             20,656,469     13,177,533        777,619
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $9,647,766)                                                          636,252     10,288,188      7,640,283        291,848
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $3,584,766)                                                          255,587      3,739,231      3,022,393        441,400
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $52,656,036)                                                 3,813,438     55,803,517     35,440,104      5,074,090
                                                                          ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (9.0%)
  AIM Capital Appreciation Portfolio (Cost $1,741,720)                         178,606      2,073,611        695,148        352,753
  Convertible Securities Portfolio (Cost $1,956,485)                           174,342      2,065,947        232,246        362,313
  Disciplined Mid Cap Stock Portfolio (Cost $874,151)                           54,557      1,198,075        124,273        263,548
  Equity Income Portfolio (Cost $7,907,756)                                    519,669      9,187,751      1,702,598        676,782
  Federated High Yield Portfolio (Cost $1,911,184)                             227,308      2,009,401        704,603      1,512,407
  Federated Stock Portfolio (Cost $473,729)                                     32,757        571,274          2,066        193,365
  Large Cap Portfolio (Cost $1,254,822)                                         99,646      1,508,639        192,808        136,446
  Managed Allocation Series: Aggressive Portfolio (Cost $310,297)               29,482        331,377        359,647         51,897
  Managed Allocation Series: Conservative Portfolio (Cost $62,466)               6,052         62,582        159,429         97,595
  Managed Allocation Series: Moderate Portfolio (Cost $2,211,965)              210,598      2,274,463      2,219,548          7,722
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $2,047,603)                                                          192,645      2,103,678      2,058,438         11,026
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $474,316)                                                             46,110        487,839        477,793          3,535
  Mercury Large Cap Core Portfolio (Cost $914,272)                             110,066      1,116,073        258,127        142,583
  MFS Emerging Growth Portfolio (Cost $0)                                           --             --         51,137        945,640
  MFS Mid Cap Growth Portfolio (Cost $2,554,816)                               347,759      2,813,371      1,618,208        400,154
  MFS Total Return Portfolio (Cost $26,575,846)                              1,609,188     26,455,044     10,845,009      1,383,041
  MFS Value Portfolio (Cost $3,245,834)                                        259,147      3,223,784      3,165,370        152,900
  Mondrian International Stock Portfolio (Cost $2,693,613)                     251,556      3,144,455      1,727,947        163,079
  Pioneer Fund Portfolio (Cost $575,268)                                        48,892        623,377        421,644        122,262
  Pioneer Mid Cap Value Portfolio (Cost $51,950)                                 4,801         51,751         52,163            210
  Pioneer Strategic Income Portfolio (Cost $4,346,105)                         454,797      4,243,256      2,860,898        108,400
  Strategic Equity Portfolio (Cost $2,556,367)                                 154,781      2,753,560        213,963        575,515
  Style Focus Series: Small Cap Growth Portfolio (Cost $63,191)                  5,653         63,992         63,414            230
  Style Focus Series: Small Cap Value Portfolio (Cost $47,274)                   4,274         47,827         47,558            294
  Travelers Managed Income Portfolio (Cost $3,700,924)                         319,146      3,520,176      1,513,320        466,032
  Travelers Quality Bond Portfolio (Cost $4,725,361)                           415,645      4,659,385        623,930      1,567,520
  U.S. Government Securities Portfolio (Cost $112,017)                           8,495        112,904         61,272         44,004
  Van Kampen Enterprise Portfolio (Cost $142,183)                               11,503        146,432         86,740         59,883
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $73,531,515)                                                 5,777,475     76,850,024     32,539,297      9,801,136
                                                                          ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (4.2%)
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $2,160,547)                                                          213,900      2,126,167      2,015,393        394,927
  Smith Barney Aggressive Growth Portfolio (Cost $11,757,181)                  936,144     13,920,465      4,164,910        524,360
  Smith Barney High Income Portfolio (Cost $5,124,665)                         679,441      4,844,417      2,601,943        757,655
  Smith Barney International All Cap Growth Portfolio (Cost $268,805)           23,459        335,470          4,463         12,670
  Smith Barney Large Cap Value Portfolio (Cost $1,128,221)                      63,750      1,205,515         47,211         97,283
  Smith Barney Large Capitalization Growth Portfolio (Cost $4,028,391)         305,631      4,615,035      1,502,217        631,641
  Smith Barney Mid Cap Core Portfolio (Cost $2,679,547)                        212,604      3,035,986        635,353        249,661
  Smith Barney Money Market Portfolio (Cost $6,147,655)                      6,147,655      6,147,655      9,307,415      7,108,042
  Social Awareness Stock Portfolio (Cost $27,375)                                1,145         28,852          6,183          4,003
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $33,322,387)                                                 8,583,729     36,259,562     20,285,088      9,780,242
                                                                          ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                          ---------------------------------------------------------

INVESTMENTS                                                                  NO. OF         MARKET        COST OF        PROCEEDS
                                                                             SHARES         VALUE        PURCHASES      FROM SALES
                                                                          ------------   ------------   ------------   ------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.2%)
  Comstock Portfolio - Class II Shares (Cost $1,032,072)                        89,177   $  1,217,268   $    358,872   $     72,404
  Emerging Growth Portfolio - Class I Shares (Cost $829,597)                    30,301        848,727        124,227         37,409
  Enterprise Portfolio - Class II Shares (Cost $16,520)                          1,363         19,897          2,307          6,093
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $1,878,189)                                                    120,841      2,085,892        485,406        115,906
                                                                          ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $1,537,113)                                                    146,125      1,583,995        995,825         44,369
                                                                          ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (2.4%)
  Contrafund(R) Portfolio - Service Class (Cost $7,025,458)                    267,275      8,266,810      5,106,968        220,375
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,046,007)                   98,068      3,009,715        341,113        353,892
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $213,907)                                                             35,662        305,981          8,054         12,980
  Mid Cap Portfolio - Service Class 2 (Cost $6,984,016)                        255,768      8,867,469      4,672,164        207,905
                                                                          ------------   ------------   ------------   ------------
    Total (Cost $16,269,388)                                                   656,773     20,449,975     10,128,299        795,152
                                                                          ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------

CAPITAL APPRECIATION FUND                 2005      2,330   0.669 - 1.619      1,635         -       1.40 - 2.15       6.94 - 16.55
                                          2004      2,294   0.575 - 1.395      1,336         -       1.40 - 1.80      17.42 - 17.89
                                          2003      2,691   0.489 - 1.188      1,330      0.05       1.40 - 1.80      21.85 - 23.00
                                          2002      2,524   0.398 - 0.400      1,007      1.57       1.40 - 1.60  (26.16) - (26.06)
                                          2001      2,567   0.539 - 0.541      1,388      0.77       1.40 - 1.60  (27.26) - (27.09)

HIGH YIELD BOND TRUST                     2005         34   1.065 - 1.069         36      0.01       1.40 - 1.60    (0.28) - (0.09)
                                          2004         80   1.068 - 1.070         86      9.28       1.40 - 1.60        6.48 - 7.00

MANAGED ASSETS TRUST                      2005        207   1.100 - 1.104        228      0.02       1.40 - 1.60        2.14 - 2.41
                                          2004        166   1.077 - 1.078        179      7.89       1.40 - 1.60        7.06 - 7.80

MONEY MARKET PORTFOLIO                    2005      3,680   0.986 - 1.162      4,244      2.84       1.40 - 2.00        0.82 - 1.40
                                          2004      4,070   0.978 - 1.146      4,628      0.98       1.40 - 2.00    (0.91) - (0.35)
                                          2003      5,706   0.987 - 1.150      6,520      0.79       1.40 - 2.00    (0.79) - (0.60)
                                          2002      9,391   1.145 - 1.157     10,805      1.37       1.40 - 1.60    (0.26) - (0.09)
                                          2001      9,321   1.148 - 1.158     10,739      2.58       1.40 - 1.60        0.88 - 2.39
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005      1,441   0.808 - 0.816      1,169      0.81       1.40 - 1.60        3.99 - 4.21
                                          2004      1,638   0.777 - 0.783      1,278      0.45       1.40 - 1.60        4.02 - 4.26
                                          2003      1,750   0.747 - 0.751      1,310      0.29       1.40 - 1.60      23.06 - 23.32
                                          2002      1,888   0.607 - 0.609      1,147      0.49       1.40 - 1.60  (31.33) - (31.19)
                                          2001        650   0.884 - 0.885        575      0.35       1.40 - 1.60  (11.60) - (10.70)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income     2005      1,379   1.108 - 1.399      1,664      1.10       1.40 - 2.40        2.06 - 4.73
    Portfolio - Class B
                                          2004        606   1.115 - 1.362        725      0.56       1.40 - 2.40        0.52 - 9.74
                                          2003        231   1.020 - 1.247        240      0.82       1.40 - 2.25       0.27 - 30.33
                                          2002         55   0.786 - 0.788         43      0.13       1.40 - 1.80     (21.40) - 7.80
  AllianceBernstein Large-Cap Growth      2005      3,138   0.747 - 1.378      2,699         -       1.40 - 2.25      12.27 - 20.18
    Portfolio - Class B
                                          2004      2,997   0.661 - 1.222      2,090         -       1.40 - 2.25       5.95 - 15.66
                                          2003      3,120   0.620 - 1.148      1,966         -       1.40 - 2.25       0.18 - 21.60
                                          2002      2,924   0.511 - 0.514      1,497         -       1.40 - 1.60  (31.87) - (31.74)
                                          2001      2,022   0.750 - 0.753      1,520         -       1.40 - 1.60  (18.74) - (18.59)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005     10,069   1.120 - 1.634     13,732      0.62       1.40 - 2.50       9.59 - 16.59
                                          2004      4,097   1.087 - 1.458      4,951      0.38       1.40 - 2.40       9.68 - 13.07
                                          2003      2,103   0.980 - 1.308      2,093      0.42       1.40 - 2.25       0.25 - 33.47
                                          2002      1,918   0.736 - 0.741      1,415      0.93       1.40 - 1.60  (16.08) - (15.80)
                                          2001      1,311   0.877 - 0.880      1,151      0.45       1.40 - 1.60  (15.59) - (15.47)

  Growth Fund - Class 2 Shares            2005     24,455   1.147 - 1.628     33,577      0.86       1.40 - 2.50       8.54 - 18.49
                                          2004      9,895   1.078 - 1.426     11,743      0.24       1.40 - 2.40       4.90 - 11.99
                                          2003      4,171   0.981 - 1.291      4,119      0.12       1.40 - 2.05       3.33 - 34.92
                                          2002      3,190   0.728 - 0.733      2,329      0.03       1.40 - 1.60  (25.71) - (25.51)
                                          2001      1,956   0.980 - 0.984      1,919      0.33       1.40 - 1.60  (19.47) - (19.34)

  Growth-Income Fund - Class 2 Shares     2005     26,875   1.042 - 1.424     34,468      1.68       1.40 - 2.50        3.32 - 9.88
                                          2004     11,248   1.066 - 1.370     14,077      1.28       1.40 - 2.40       3.95 - 10.32
                                          2003      4,399   1.147 - 1.263      5,108      1.22       1.40 - 2.05       5.33 - 30.54
                                          2002      2,992   0.885 - 0.894      2,662      1.22       1.40 - 1.80  (19.84) - (19.46)
                                          2001      1,559   1.104 - 1.110      1,725      0.90       1.40 - 1.80      (5.45) - 2.03

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005        143   1.259 - 1.273        181      0.73       1.40 - 1.60      25.90 - 26.16
                                          2004        146   1.000 - 1.009        147      0.29       1.40 - 1.60      23.00 - 23.20
                                          2003        139   0.813 - 0.819        114         -       1.40 - 1.60      40.66 - 40.96
                                          2002         75   0.578 - 0.581         44      0.13       1.40 - 1.60  (12.95) - (12.89)
                                          2001        282   0.664 - 0.667        188         -       1.40 - 1.60  (13.38) - (11.11)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005      1,416   1.087 - 2.347      3,064      1.76       1.40 - 2.40      (4.40) - 7.22
                                          2004      1,080   1.708 - 2.221      2,387      1.95       1.40 - 1.80      29.10 - 29.58
                                          2003      1,010   1.323 - 1.714      1,725      2.16       1.40 - 1.80       4.01 - 32.15
                                          2002        719   1.290 - 1.297        931      1.76       1.40 - 1.60        2.87 - 3.10
                                          2001        236   1.254 - 1.258        296      0.32       1.40 - 1.60        7.09 - 7.25
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -  2005      1,154   0.904 - 1.215      1,050      0.02       1.40 - 2.00        2.36 - 2.93
    Initial Shares
                                          2004      1,355   0.880 - 1.187      1,198      1.56       1.40 - 2.00        2.95 - 3.62
                                          2003      1,498   0.851 - 1.153      1,280      1.74       1.40 - 2.00      12.38 - 19.53
                                          2002        970   0.713 - 0.717        694      1.94       1.40 - 1.60  (18.05) - (17.87)
                                          2001        297   0.870 - 0.873        259      1.67       1.40 - 1.60  (10.77) - (10.64)
  Dreyfus VIF - Developing Leaders        2005      1,574   1.120 - 1.435      1,783         -       1.40 - 2.00        3.78 - 4.33
    Portfolio - Initial Shares
                                          2004      1,851   1.076 - 1.381      2,010      0.20       1.40 - 2.00        9.13 - 9.81
                                          2003      1,952   0.982 - 1.263      1,932      0.03       1.40 - 2.00      12.77 - 29.79
                                          2002      1,644   0.758 - 0.762      1,251      0.05       1.40 - 1.60  (20.38) - (20.21)
                                          2001        731   0.952 - 0.955        698      0.59       1.40 - 1.60    (7.57) - (4.21)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -   2005        249   1.206 - 1.315        322      3.44       1.40 - 2.40       3.17 - 10.54
    Class III
                                          2004         91   1.201 - 1.210        110      8.27       1.40 - 2.05       9.86 - 12.66
                                          2003          1           1.074          1      2.93              1.40               7.40
  Mercury Value Opportunities V.I. Fund   2005      1,234   1.204 - 1.312      1,599      1.22       1.40 - 2.40     (2.18) - 12.17
    - Class III
                                          2004         55   1.195 - 1.208         66         -       1.40 - 2.40       6.17 - 19.07
                                          2003          1           1.068          1      0.14              1.40               6.80
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -       2005      1,360   1.046 - 1.051      1,427      0.20       1.55 - 2.35      (2.70) - 5.10
    Class II Shares
  Franklin Small-Mid Cap Growth           2005      1,900   0.853 - 1.472      2,128         -       1.40 - 2.50       2.31 - 14.55
    Securities Fund - Class 2 Shares
                                          2004      1,588   0.835 - 1.430      1,611         -       1.40 - 2.40       1.43 - 13.07
                                          2003        925   0.761 - 1.306        743         -       1.40 - 2.05       1.70 - 35.45
                                          2002        918   0.564 - 0.567        518      0.27       1.40 - 1.60  (29.76) - (29.74)
                                          2001        581   0.803 - 0.807        467      0.15       1.40 - 1.60   (16.61) - (9.22)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      4,802   1.188 - 1.468      6,330      0.88       1.40 - 2.40       1.83 - 10.35
                                          2004      2,266   1.146 - 1.352      2,713      0.71       1.40 - 2.40       4.95 - 11.03
                                          2003        978   1.036 - 1.222      1,027      0.78       1.40 - 2.05       0.81 - 23.43
                                          2002        158   0.842 - 0.845        133      0.06       1.40 - 1.80     (15.80) - 0.84

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005      2,266   1.211 - 2.238      4,431      1.23       1.40 - 2.50      10.02 - 25.66
                                          2004        486   1.536 - 1.781        783      1.71       1.40 - 2.40       3.05 - 25.86
                                          2003         26   1.265 - 1.448         36      0.11       1.40 - 1.65       8.30 - 44.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      5,953   1.075 - 1.618      8,295      1.09       1.40 - 2.50       5.39 - 12.00
                                          2004      1,881   1.071 - 1.495      2,395      0.95       1.40 - 2.40       2.49 - 16.85
                                          2003        550   0.918 - 1.284        517      1.69       1.40 - 2.00       6.23 - 30.42
                                          2002        376   0.706 - 0.710        266      1.66       1.40 - 1.60  (19.86) - (19.68)
                                          2001        145   0.881 - 0.884        128      2.86       1.40 - 1.60  (17.28) - (13.16)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005      3,221   1.065 - 1.535      4,404      1.10       1.40 - 2.35        6.23 - 9.16
                                          2004        925   1.121 - 1.438      1,178      0.62       1.40 - 2.25       8.59 - 14.34
                                          2003        220   1.025 - 1.265        228      1.64       1.40 - 2.00      18.45 - 33.51
                                          2002          4   0.790 - 0.792          3      1.30       1.40 - 1.80  (21.00) - (14.19)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      5,814   1.016 - 1.308      6,667      0.96       1.40 - 2.40      (0.78) - 3.25
                                          2004      3,942   1.022 - 1.277      4,307      1.40       1.40 - 2.40        3.76 - 7.94
                                          2003      2,587   0.962 - 1.195      2,516      0.76       1.40 - 2.05       1.63 - 22.94
                                          2002      1,876   0.784 - 0.789      1,475      1.77       1.40 - 1.60  (18.84) - (18.74)
                                          2001        887   0.966 - 0.971        859      1.05       1.40 - 1.60    (6.99) - (5.57)

  Diversified Strategic Income Portfolio  2005      2,726   1.102 - 1.249      3,184      5.52       1.40 - 2.40        0.18 - 1.13
                                          2004      2,430   1.100 - 1.235      2,850      6.10       1.40 - 2.40        3.09 - 5.29
                                          2003      1,635   1.057 - 1.174      1,895      8.33       1.40 - 2.20       0.00 - 10.23
                                          2002        632   1.058 - 1.065        670     11.34       1.40 - 1.60        3.12 - 3.40
                                          2001        371   1.026 - 1.030        381      7.76       1.40 - 1.60    (0.96) - (0.10)

  Equity Index Portfolio - Class I
    Shares                                2005    429,440   0.809 - 1.381    439,305      1.55       1.40 - 3.60        0.77 - 3.08
                                          2004    410,400   0.796 - 1.368    407,669      1.76       1.40 - 3.60        6.60 - 8.99
                                          2003    370,606   0.740 - 1.282    334,308      1.34       1.40 - 3.60      23.60 - 28.20
                                          2002    359,736   0.594 - 0.942    256,174      2.39       1.40 - 3.60  (24.90) - (23.29)
                                          2001    299,718   0.784 - 1.228    282,924      0.95       1.40 - 3.60   (15.26) - (3.57)

  Equity Index Portfolio - Class II
    Shares                                2005      6,488   0.875 - 1.345      6,529      1.32       1.40 - 2.40        1.81 - 7.37
                                          2004      6,114   0.853 - 1.314      5,800      1.69       1.40 - 2.40        5.49 - 8.86
                                          2003      4,949   0.786 - 1.213      3,922      1.24       1.40 - 2.05       1.52 - 25.91
                                          2002      3,217   0.625 - 0.629      2,016      2.01       1.40 - 1.60  (23.59) - (23.48)
                                          2001      1,936   0.818 - 0.822      1,587      0.62       1.40 - 1.60   (13.20) - (9.81)

  Fundamental Value Portfolio             2005      6,795   1.042 - 1.439      8,811      1.02       1.40 - 2.50      (0.08) - 8.87
                                          2004      5,515   1.233 - 1.398      7,081      0.84       1.40 - 2.40        1.31 - 6.73
                                          2003      3,402   1.169 - 1.315      4,169      0.67       1.40 - 2.05       5.79 - 36.66
                                          2002      2,926   0.897 - 0.903      2,629      1.32       1.40 - 1.60  (22.54) - (22.36)
                                          2001      1,091   1.158 - 1.163      1,266      0.34       1.40 - 1.60    (7.43) - (4.36)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005        282   1.211 - 1.511        365         -       1.40 - 1.80        7.93 - 8.35
                                          2004        263   1.114 - 1.400        316         -       1.40 - 2.00        6.90 - 7.55
                                          2003        197   1.040 - 1.306        225         -       1.40 - 2.00      10.79 - 38.13
                                          2002         21   0.756 - 0.758         16         -       1.40 - 1.80   (24.40) - (5.60)
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005        150   1.114 - 1.122        168      0.22       1.40 - 1.60        1.75 - 2.01
                                          2004        271   1.086 - 1.098        296      0.94       1.40 - 1.80        6.47 - 6.91
                                          2003        239   1.020 - 1.027        245      0.80       1.40 - 1.80      27.82 - 28.38
                                          2002         11   0.798 - 0.800          9      1.03       1.40 - 1.80   (20.20) - (1.84)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005      2,529   1.054 - 1.066      2,686      2.04       1.40 - 1.60        5.93 - 6.18
                                          2004      2,752   0.995 - 1.004      2,757      2.12       1.40 - 1.60        6.53 - 6.70
                                          2003      3,154   0.934 - 0.941      2,960      1.83       1.40 - 1.60      11.99 - 12.16
                                          2002      3,344   0.834 - 0.839      2,800      2.19       1.40 - 1.60    (8.15) - (7.90)
                                          2001      2,298   0.908 - 0.911      2,092      2.36       1.40 - 1.60    (6.49) - (6.28)
  Global Life Sciences Portfolio -
    Service Shares                        2005        719   0.993 - 1.004        718         -       1.40 - 1.60      10.58 - 10.69
                                          2004        842   0.898 - 0.907        760         -       1.40 - 1.60      12.39 - 12.67
                                          2003        953   0.799 - 0.805        764         -       1.40 - 1.60      24.26 - 24.42
                                          2002        834   0.643 - 0.647        538         -       1.40 - 1.60  (30.71) - (30.50)
                                          2001        511   0.928 - 0.931        475         -       1.40 - 1.60     (18.09) - 1.09

  Global Technology Portfolio -
    Service Shares                        2005      1,318   0.377 - 0.381        499         -       1.40 - 1.60       9.91 - 10.12
                                          2004      1,543   0.343 - 0.346        532         -       1.40 - 1.60    (1.15) - (0.86)
                                          2003      1,704   0.347 - 0.349        593         -       1.40 - 1.60      44.21 - 44.58
                                          2002      1,718   0.240 - 0.242        414         -       1.40 - 1.60  (42.03) - (41.69)
                                          2001      1,091   0.414 - 0.415        452      0.38       1.40 - 1.60  (38.30) - (38.24)

  Mid Cap Growth Portfolio -
    Service Shares                        2005      1,449   0.486 - 1.684      1,064         -       1.40 - 2.40       7.05 - 14.18
                                          2004      1,397   0.445 - 1.527        797         -       1.40 - 2.40       1.19 - 24.24
                                          2003      1,228   0.375 - 0.378        461         -       1.40 - 1.60      32.51 - 33.10
                                          2002        942   0.283 - 0.284        267         -       1.40 - 1.60  (29.25) - (29.18)
                                          2001        718   0.400 - 0.401        287         -       1.40 - 1.60   (40.56) - (8.03)

  Worldwide Growth Portfolio -
    Service Shares                        2005      1,609   0.577 - 1.259        939      1.21       1.40 - 2.00        3.45 - 4.10
                                          2004      1,745   0.556 - 1.217        979      0.91       1.40 - 2.00        2.44 - 3.13
                                          2003      1,857   0.540 - 1.188      1,012      0.82       1.40 - 2.00      13.47 - 21.97
                                          2002      1,880   0.444 - 0.446        837      0.63       1.40 - 1.60  (26.85) - (26.77)
                                          2001      1,486   0.607 - 0.609        904      0.31       1.40 - 1.60  (23.84) - (23.68)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005      1,129   1.147 - 1.552      1,539         -       1.40 - 2.25        1.50 - 5.91
                                          2004        231   1.320 - 1.513        317         -       1.40 - 2.05       7.09 - 15.69
                                          2003         11   1.334 - 1.336         15         -       1.40 - 1.60      22.72 - 33.60
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005      3,708   1.027 - 1.408      4,752      1.36       1.40 - 2.50      (0.54) - 7.65
                                          2004      1,405   1.253 - 1.382      1,824      1.68       1.40 - 2.40     (0.08) - 12.98
                                          2003        254   1.239 - 1.244        316      1.79       1.40 - 2.00       7.81 - 24.40

  Mid-Cap Value Portfolio                 2005      4,325   1.076 - 1.644      6,424      0.65       1.40 - 2.50       0.75 - 12.57
                                          2004      1,302   1.398 - 1.541      1,869      0.67       1.40 - 2.40      12.08 - 22.30
                                          2003        127   1.156 - 1.260        152      1.81       1.40 - 1.95       6.83 - 26.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -
    Administrative Class                  2005      7,458   0.993 - 1.133      8,302      2.98       1.40 - 2.50      (1.39) - 1.36
                                          2004      1,920   1.067 - 1.125      2,144      1.19       1.40 - 2.40        0.19 - 7.35
                                          2003        165   1.042 - 1.048        173      0.68       1.40 - 2.20      (0.57) - 4.80

  Total Return Portfolio -
    Administrative Class                  2005     21,488   1.001 - 1.226     24,251      3.49       1.40 - 2.50      (1.41) - 1.07
                                          2004     13,710   1.045 - 1.213     16,167      1.89       1.40 - 2.40        1.04 - 3.41
                                          2003     12,630   1.025 - 1.173     14,692      2.85       1.40 - 2.05      (1.79) - 3.62
                                          2002     10,391   1.125 - 1.132     11,749      4.03       1.40 - 1.80        1.44 - 7.50
                                          2001      2,212   1.051 - 1.053      2,327      2.74       1.40 - 1.60        5.10 - 5.72
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005        341   0.810 - 0.817        278         -       1.40 - 1.60        5.61 - 5.69
                                          2004        384   0.767 - 0.773        296         -       1.40 - 1.60        5.94 - 6.18
                                          2003        403   0.724 - 0.728        293         -       1.40 - 1.60      29.75 - 30.00
                                          2002        416   0.558 - 0.560        232         -       1.40 - 1.60  (30.68) - (30.52)
                                          2001        111   0.805 - 0.806         89         -       1.40 - 1.60   (19.50) - (9.23)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005        609   1.108 - 1.579        703      1.44       1.40 - 2.00       9.95 - 10.58
                                          2004        593   1.003 - 1.433        620      1.48       1.40 - 2.00      13.89 - 14.63
                                          2003        546   0.877 - 1.255        500      0.78       1.40 - 2.00       4.51 - 26.72
                                          2002        408   0.694 - 0.696        284      0.68       1.40 - 1.60  (18.93) - (18.79)
                                          2001        340   0.856 - 0.857        291         -       1.40 - 1.60   (14.40) - (8.64)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005      3,660   1.244 - 1.871      5,970      0.16       1.40 - 2.50       2.30 - 12.38
                                          2004      2,954   1.521 - 1.780      4,707      0.34       1.40 - 2.40       2.26 - 24.40
                                          2003      2,459   1.281 - 1.436      3,177      0.30       1.40 - 1.80      13.16 - 47.66
                                          2002      1,787   0.871 - 0.877      1,565      0.15       1.40 - 1.80  (21.25) - (19.39)
                                          2001        438   1.087 - 1.088        477         -       1.40 - 1.60        5.22 - 8.70
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005      4,528   1.255 - 1.425      6,015      0.82       1.40 - 2.40        1.54 - 2.60
                                          2004      5,179   1.236 - 1.395      6,721      0.55       1.40 - 2.40        0.00 - 6.86
                                          2003      4,954   1.209 - 1.311      6,044      0.27       1.40 - 2.00      14.20 - 37.02
                                          2002      4,771   0.885 - 0.894      4,247      0.53       1.40 - 1.80  (26.43) - (26.05)
                                          2001      2,256   1.203 - 1.209      2,721      1.67       1.40 - 1.80      (6.42) - 2.56

  Investors Fund - Class I                2005      3,134   1.127 - 1.413      3,855      1.16       1.40 - 2.40        4.05 - 9.63
                                          2004      3,326   1.153 - 1.351      3,903      1.49       1.40 - 2.40        0.24 - 9.70
                                          2003      3,266   1.064 - 1.246      3,508      1.49       1.40 - 1.80       9.01 - 30.51
                                          2002      3,006   0.818 - 0.826      2,475      1.64       1.40 - 1.80  (24.47) - (24.15)
                                          2001      1,203   1.083 - 1.089      1,306      1.39       1.40 - 1.80      (9.48) - 1.69

  Large Cap Growth Fund - Class I         2005        545   1.164 - 1.173        635      0.02       1.40 - 1.60        3.56 - 3.81
                                          2004        677   1.118 - 1.130        761      0.16       1.40 - 1.80    (1.32) - (0.88)
                                          2003        740   1.133 - 1.140        841      0.04       1.40 - 1.80      38.49 - 42.50
                                          2002         22   0.798 - 0.800         17         -       1.40 - 1.80   (20.20) - (3.50)

  Small Cap Growth Fund - Class I         2005      1,790   1.195 - 1.652      2,521         -       1.40 - 2.40       2.38 - 10.72
                                          2004      1,555   1.357 - 1.604      2,129         -       1.40 - 2.40       2.89 - 21.48
                                          2003      1,231   1.198 - 1.418      1,479         -       1.40 - 1.80       9.75 - 46.78
                                          2002      1,305   0.817 - 0.823      1,069         -       1.40 - 1.60  (35.77) - (35.60)
                                          2001        563   1.272 - 1.278        717         -       1.40 - 1.60      (7.59) - 3.84

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SCUDDER INVESTMENTS VIT FUNDS
  Small Cap Index Fund - Class A Shares   2005        444   1.368 - 1.391        616      0.67       1.40 - 1.60        2.63 - 2.81
                                          2004        500   1.333 - 1.353        674      0.43       1.40 - 1.60      15.81 - 16.14
                                          2003        580   1.151 - 1.165        674      1.00       1.40 - 1.60      44.24 - 44.36
                                          2002        686   0.798 - 0.807        553      0.74       1.40 - 1.60  (21.92) - (21.65)
                                          2001        620           1.030        639      0.68              1.60               0.59
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005        679   0.789 - 1.149        701      2.05       1.40 - 2.40      (2.52) - 1.64
                                          2004        328   0.804 - 1.176        322      1.52       1.40 - 2.40        0.36 - 6.88
                                          2003        162   0.790 - 1.101        134      0.48       1.40 - 2.05       6.79 - 21.78
                                          2002        152   0.650 - 0.652         99      0.73       1.40 - 1.60  (27.21) - (27.07)
                                          2001         31   0.893 - 0.894         28         -       1.40 - 1.60   (10.70) - (3.56)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005        298   0.901 - 1.223        331      0.13       1.55 - 2.40        3.81 - 5.04
                                          2004        265   0.861 - 1.168        276         -       1.40 - 2.40     (0.17) - 13.57
                                          2003        166   0.851 - 0.855        141         -       1.40 - 1.60      32.14 - 32.35
                                          2002        163   0.644 - 0.646        105      0.06       1.40 - 1.60  (27.88) - (27.74)
                                          2001         42   0.893 - 0.894         37         -       1.40 - 1.60  (12.52) - (10.70)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All     2005     17,127   1.046 - 1.502     21,119      0.39       1.40 - 2.40        1.04 - 8.10
    Cap Growth and Value
                                          2004      9,973   1.174 - 1.447     12,300      0.60       1.40 - 2.40       1.03 - 11.58
                                          2003      2,466   1.128 - 1.376      3,262      0.09       1.40 - 2.25       4.93 - 29.69
                                          2002        742           1.061        787         -       1.40 - 1.60        0.86 - 6.10
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005     17,926   1.032 - 1.329     20,655      1.54       1.40 - 2.50        1.79 - 6.61
                                          2004      6,788   1.032 - 1.293      7,730      1.81       1.40 - 2.40        0.71 - 7.96
                                          2003      1,238   1.088 - 1.249      1,513      0.61       1.40 - 2.25       3.45 - 20.33
                                          2002         74           1.038         77         -       1.40 - 1.60      (1.70) - 3.80
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      8,082   1.110 - 1.592     10,288      1.06       1.40 - 2.40        2.02 - 8.48
                                          2004      1,953   1.067 - 1.515      2,468      1.15       1.40 - 2.40        1.43 - 8.68
                                          2003        233   1.241 - 1.394        319      0.19       1.40 - 2.00       7.08 - 29.80
                                          2002        164           1.074        176         -       1.40 - 1.60      (1.47) - 7.40
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005      3,108   1.045 - 1.462      3,739      0.89       1.40 - 2.35        1.16 - 5.31
                                          2004        843   1.033 - 1.432      1,083      1.13       1.40 - 2.35        0.58 - 6.65
                                          2003        356   1.357 - 1.360        483      0.39       1.40 - 1.60      26.94 - 27.22
                                          2002        148           1.069        158         -       1.40 - 1.60      (2.82) - 6.90
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005      1,966   0.914 - 1.372      2,074      0.24       1.40 - 2.35       6.34 - 11.44
                                          2004      1,690   0.862 - 1.285      1,565      0.15       1.40 - 2.25       0.79 - 11.15
                                          2003      1,462   0.823 - 1.228      1,238         -       1.40 - 2.25     (0.09) - 27.43
                                          2002        968   0.646 - 0.649        626         -       1.40 - 1.60  (25.14) - (24.88)
                                          2001        240   0.863 - 0.864        207         -       1.40 - 1.60     (13.70) - 0.00

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      1,743   1.177 - 1.271      2,066      2.53       1.40 - 2.00    (1.64) - (1.08)
                                          2004      1,906   1.192 - 1.289      2,284      2.10       1.40 - 2.00        4.22 - 4.79
                                          2003      1,998   1.139 - 1.235      2,287      3.95       1.40 - 2.00       4.13 - 24.51
                                          2002      1,173   0.917 - 0.922      1,080      8.21       1.40 - 1.60    (8.48) - (8.26)
                                          2001      1,015   1.002 - 1.005      1,019      2.98       1.40 - 1.60    (2.34) - (2.24)

  Disciplined Mid Cap Stock Portfolio     2005        855   1.390 - 1.611      1,198         -       1.40 - 2.00      10.19 - 10.88
                                          2004        959   1.256 - 1.462      1,213      0.29       1.40 - 2.00      14.13 - 14.86
                                          2003        920   1.096 - 1.281      1,015      0.32       1.40 - 2.00      17.63 - 31.90
                                          2002        867   0.833 - 0.837        725      0.67       1.40 - 1.60  (15.69) - (15.54)
                                          2001        437   0.988 - 0.991        432      0.47       1.40 - 1.60      (5.54) - 7.83

  Equity Income Portfolio                 2005      7,276   1.125 - 1.367      9,187         -       1.40 - 2.35        2.14 - 6.74
                                          2004      6,373   1.216 - 1.333      7,868      1.37       1.40 - 2.25       4.69 - 12.20
                                          2003      5,966   1.133 - 1.235      6,808      1.05       1.40 - 2.05       5.00 - 29.38
                                          2002      4,822   0.879 - 0.885      4,257      1.37       1.40 - 1.60  (15.32) - (15.15)
                                          2001      2,830   1.038 - 1.043      2,946      2.69       1.40 - 1.60    (8.14) - (7.94)

  Federated High Yield Portfolio          2005      1,580   1.263 - 1.309      2,009         -       1.40 - 2.00        0.46 - 1.19
                                          2004      2,183   1.252 - 1.303      2,749      7.44       1.40 - 2.00        8.22 - 8.79
                                          2003      2,387   1.152 - 1.204      2,763      9.53       1.40 - 2.00       7.21 - 20.69
                                          2002      1,113   0.956 - 0.962      1,068     25.38       1.40 - 1.60        2.03 - 2.34
                                          2001        365   0.937 - 0.940        342     22.81       1.40 - 1.60      (2.99) - 0.32

  Federated Stock Portfolio               2005        482   1.175 - 1.376        571         -       1.40 - 1.80        3.38 - 3.84
                                          2004        643   1.134 - 1.331        734      1.45       1.40 - 1.80        8.65 - 9.05
                                          2003        675   1.042 - 1.225        706      1.72       1.40 - 1.80       9.28 - 25.90
                                          2002        562   0.830 - 0.834        468      2.64       1.40 - 1.60  (20.57) - (20.50)
                                          2001        689   1.045 - 1.049        722      1.96       1.40 - 1.60      (5.32) - 0.00

  Large Cap Portfolio                     2005      1,763   0.805 - 1.314      1,509         -       1.40 - 2.25        6.33 - 7.10
                                          2004      1,712   0.753 - 1.233      1,324      0.83       1.40 - 2.25        0.43 - 9.57
                                          2003      1,683   0.718 - 1.181      1,212      0.46       1.40 - 2.00      11.84 - 22.92
                                          2002      1,104   0.585 - 0.589        648      0.62       1.40 - 1.60  (24.12) - (23.90)
                                          2001        636   0.771 - 0.774        491      0.91       1.40 - 1.60  (18.59) - (18.44)
  Managed Allocation Series:
    Aggressive Portfolio                  2005        308   1.072 - 1.076        331         -       1.80 - 2.50        2.98 - 7.74
  Managed Allocation Series:
    Conservative Portfolio                2005         61   1.026 - 1.031         63      0.27       1.60 - 2.30      (0.10) - 1.78

  Managed Allocation Series: Moderate
    Portfolio                             2005      2,179   1.041 - 1.046      2,274      0.95       1.55 - 2.35        1.46 - 4.50
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005      1,981   1.059 - 1.065      2,104      0.90       1.55 - 2.50        1.82 - 6.20

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005        471   1.034 - 1.038        488      0.58       1.55 - 2.15        0.19 - 3.60

  Mercury Large Cap Core Portfolio        2005      1,043   0.889 - 1.451      1,116         -       1.40 - 2.40       9.33 - 13.68
                                          2004        974   0.806 - 1.318        889      0.62       1.40 - 2.40       1.95 - 15.37
                                          2003        822   0.707 - 1.158        603      0.71       1.40 - 2.05       3.61 - 19.43
                                          2002        783   0.593 - 0.597        465      0.75       1.40 - 1.60  (26.34) - (26.11)
                                          2001        447   0.805 - 0.808        360      0.06       1.40 - 1.60  (23.70) - (23.56)

  MFS Mid Cap Growth Portfolio            2005      4,425   0.563 - 1.487      2,813         -       1.40 - 2.25        1.23 - 9.28
                                          2004      2,539   0.560 - 1.469      1,461         -       1.40 - 1.80      12.05 - 12.52
                                          2003      2,601   0.499 - 1.311      1,331         -       1.40 - 1.80       9.34 - 35.22
                                          2002      1,786   0.370 - 0.372        663         -       1.40 - 1.60  (49.66) - (49.53)
                                          2001      1,060   0.735 - 0.737        781         -       1.40 - 1.60  (24.85) - (24.80)

  MFS Total Return Portfolio              2005     20,783   1.011 - 1.362     26,454      2.52       1.40 - 2.50      (0.83) - 2.22
                                          2004     13,949   1.172 - 1.342     18,076      3.15       1.40 - 2.40        2.35 - 9.91
                                          2003     11,213   1.079 - 1.221     13,562      2.61       1.40 - 2.05       4.55 - 14.97
                                          2002      8,050   1.052 - 1.062      8,525      7.42       1.40 - 1.80    (6.98) - (6.60)
                                          2001      4,354   1.131 - 1.137      4,941      1.53       1.40 - 1.80      (1.65) - 1.62

  MFS Value Portfolio                     2005      2,756   1.162 - 1.178      3,224      2.02       1.40 - 2.50        0.51 - 6.64
                                          2004        211   1.117 - 1.122        236      3.54       1.40 - 2.05     (0.09) - 13.03

  Mondrian International Stock Portfolio  2005      2,642   0.910 - 1.528      3,144      0.06       1.40 - 2.50       6.88 - 11.67
                                          2004      1,311   0.845 - 1.426      1,311      2.16       1.40 - 2.40       1.64 - 16.98
                                          2003        811   0.742 - 1.160        604      2.93       1.40 - 1.65       1.84 - 26.83
                                          2002        359   0.586 - 0.589        211      3.06       1.40 - 1.60  (14.33) - (14.14)
                                          2001        302   0.684 - 0.686        207      0.28       1.40 - 1.60  (27.39) - (18.91)

  Pioneer Fund Portfolio                  2005        488   1.133 - 1.394        623         -       1.40 - 2.30        3.59 - 5.00
                                          2004        234   1.224 - 1.334        288      2.36       1.40 - 2.25       5.92 - 12.52
                                          2003         14   1.127 - 1.217         16     13.30       1.40 - 2.05       1.62 - 21.70

  Pioneer Mid Cap Value Portfolio         2005         49   1.059 - 1.062         52      0.29       1.55 - 2.15        0.95 - 3.93

  Pioneer Strategic Income Portfolio      2005      3,414   1.009 - 1.404      4,243      5.93       1.40 - 2.35        0.09 - 2.67
                                          2004      1,219   1.105 - 1.373      1,550     15.39       1.40 - 2.15       3.76 - 10.58
                                          2003        288   1.246 - 1.255        360      9.45       1.40 - 1.60      17.66 - 17.84
                                          2002        289   1.059 - 1.065        307     20.21       1.40 - 1.60        4.23 - 4.41
                                          2001        578   1.016 - 1.020        589     10.68       1.40 - 1.60        2.52 - 2.82

  Strategic Equity Portfolio              2005      3,643   0.725 - 1.369      2,753      0.58       1.40 - 2.20     (0.15) - 10.59
                                          2004      4,154   0.729 - 1.366      3,091      1.38       1.40 - 2.20        0.52 - 8.70
                                          2003      4,514   0.672 - 1.262      3,064         -       1.40 - 1.80       8.79 - 30.64
                                          2002      3,365   0.515 - 0.519      1,739      0.71       1.40 - 1.60  (34.64) - (34.47)
                                          2001      2,023   0.788 - 0.792      1,599      0.12       1.40 - 1.60  (14.81) - (14.56)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Growth
    Portfolio                             2005         57   1.130 - 1.136         64         -       1.55 - 2.35     (1.82) - 13.30

  Style Focus Series: Small Cap Value
    Portfolio                             2005         43   1.103 - 1.106         48      1.08       1.95 - 2.35     (2.22) - 12.06

  Travelers Managed Income Portfolio      2005      3,197   1.019 - 1.220      3,520      4.02       1.40 - 2.40      (1.07) - 0.00
                                          2004      2,225   1.032 - 1.220      2,556      5.70       1.40 - 2.40        0.19 - 3.06
                                          2003      1,590   1.029 - 1.203      1,891      4.82       1.40 - 2.20        0.29 - 6.93
                                          2002      1,265   1.114 - 1.125      1,416     16.56       1.40 - 1.80        0.36 - 0.81
                                          2001        319   1.110 - 1.116        355      1.37       1.40 - 1.80      (1.33) - 1.55

  Travelers Quality Bond Portfolio        2005      3,758   1.073 - 1.245      4,659         -       1.40 - 2.00      (0.37) - 0.16
                                          2004      4,456   1.077 - 1.243      5,521      4.45       1.40 - 2.00        1.32 - 1.89
                                          2003      5,209   1.063 - 1.220      6,339      4.89       1.40 - 2.00        2.41 - 5.54
                                          2002      4,597   1.150 - 1.156      5,307      8.28       1.40 - 1.60        4.07 - 4.33
                                          2001      2,682   1.105 - 1.108      2,971      4.59       1.40 - 1.60        5.44 - 5.62

  U.S. Government Securities Portfolio    2005        104   1.079 - 1.083        113         -       1.40 - 1.60        2.66 - 2.95
                                          2004         86   1.051 - 1.052         91     14.72       1.40 - 1.60      (0.38) - 5.20

  Van Kampen Enterprise Portfolio         2005        187   0.699 - 1.228        146      0.11       1.40 - 2.15       0.16 - 10.17
                                          2004        166   0.658 - 1.150        111      0.56       1.40 - 1.95        1.86 - 2.47
                                          2003        174   0.644 - 1.129        113      0.17       1.40 - 1.95       4.06 - 23.85
                                          2002        158   0.521 - 0.524         82      0.92       1.40 - 1.60  (30.44) - (30.41)
                                          2001        101   0.749 - 0.753         76         -       1.40 - 1.60     (22.54) - 9.77
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005      2,130   0.987 - 1.006      2,126      4.66       1.40 - 2.30        0.10 - 0.90
                                          2004        539   0.987 - 0.997        536      2.09       1.40 - 2.20    (1.00) - (0.10)
                                          2003         16   0.997 - 0.999         16      0.78       1.40 - 2.20             (0.10)

  Smith Barney Aggressive Growth
    Portfolio                             2005     10,388   1.111 - 1.488     13,920         -       1.40 - 2.50       0.63 - 14.88
                                          2004      7,161   1.218 - 1.357      8,865         -       1.40 - 2.40       5.64 - 11.75
                                          2003      4,858   1.135 - 1.256      5,568         -       1.40 - 2.05       5.58 - 32.64
                                          2002      4,553   0.859 - 0.867      3,932         -       1.40 - 1.80  (33.82) - (33.61)
                                          2001      2,814   1.298 - 1.306      3,665         -       1.40 - 1.80      (5.59) - 2.37

  Smith Barney High Income Portfolio      2005      4,075   1.087 - 1.379      4,844      9.28       1.40 - 2.40      (0.37) - 1.23
                                          2004      2,785   1.130 - 1.369      3,269     10.58       1.40 - 2.40        6.68 - 8.93
                                          2003      1,872   1.039 - 1.262      1,987     10.51       1.40 - 2.05       3.67 - 25.81
                                          2002        813   0.828 - 0.833        675     29.32       1.40 - 1.60    (4.83) - (4.58)
                                          2001        406   0.870 - 0.873        354      4.30       1.40 - 1.60    (7.84) - (7.32)
  Smith Barney International All Cap
    Growth Portfolio                      2005        456   0.730 - 0.739        335      1.40       1.40 - 1.60       9.94 - 10.13
                                          2004        468   0.664 - 0.671        313      1.31       1.40 - 1.60      15.88 - 16.29
                                          2003        326   0.573 - 0.577        188      0.96       1.40 - 1.60      25.38 - 25.71
                                          2002        463   0.457 - 0.459        212      1.08       1.40 - 1.60  (26.79) - (26.76)
                                          2001        383   0.624 - 0.627        239         -       1.40 - 1.60  (32.32) - (32.14)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005      1,137   1.046 - 1.069      1,205      1.62       1.40 - 1.80        4.60 - 5.01
                                          2004      1,187   1.000 - 1.018      1,201      1.87       1.40 - 1.80        8.70 - 9.11
                                          2003      1,299   0.920 - 0.933      1,206      1.68       1.40 - 1.80      25.34 - 25.74
                                          2002      1,605   0.734 - 0.742      1,185      4.58       1.40 - 1.80  (26.75) - (26.39)
                                          2001        980   1.002 - 1.008        985      1.33       1.40 - 1.80    (9.63) - (7.86)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      4,348   0.936 - 1.397      4,615      0.16       1.40 - 2.40     (1.08) - 12.72
                                          2004      3,588   0.905 - 1.352      3,509      0.41       1.40 - 2.40     (6.35) - 13.87
                                          2003      2,915   0.918 - 1.371      2,735      0.02       1.40 - 1.80       3.08 - 45.47
                                          2002      2,789   0.634 - 0.640      1,776      0.43       1.40 - 1.80  (26.11) - (25.84)
                                          2001      1,355   0.858 - 0.863      1,165         -       1.40 - 1.80     (13.93) - 0.94

  Smith Barney Mid Cap Core Portfolio     2005      2,183   1.158 - 1.436      3,036      0.65       1.40 - 2.40       5.77 - 10.15
                                          2004      2,017   1.247 - 1.350      2,651         -       1.40 - 2.40        2.37 - 8.88
                                          2003      1,672   1.158 - 1.245      2,037         -       1.40 - 2.05       2.02 - 28.05
                                          2002      1,774   0.950 - 0.959      1,696      0.11       1.40 - 1.80  (20.57) - (20.28)
                                          2001        820   1.196 - 1.203        984         -       1.40 - 1.80   (11.39) - (6.49)

  Smith Barney Money Market Portfolio     2005      6,039   0.977 - 1.075      6,147      2.87       1.40 - 2.40        0.31 - 1.42
                                          2004      3,856   0.978 - 1.060      3,951      0.96       1.40 - 2.40    (1.11) - (0.10)
                                          2003      2,431   0.988 - 1.066      2,564      0.68       1.40 - 1.95      (0.94) - 0.00
                                          2002      3,914   1.067 - 1.074      4,183      1.24       1.40 - 1.60    (0.37) - (0.09)
                                          2001      1,584   1.071 - 1.075      1,698      2.36       1.40 - 1.60        1.03 - 2.10

  Social Awareness Stock Portfolio        2005         26           1.115         29      0.78              1.40               2.95
                                          2004         24           1.083         26      4.06              1.40               8.30
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005      1,097   1.102 - 1.467      1,217      0.93       1.40 - 2.00        2.02 - 2.68
                                          2004        859   1.076 - 1.438        931      0.74       1.40 - 2.00      15.13 - 15.81
                                          2003        711   0.931 - 1.249        667      0.76       1.40 - 2.00      14.27 - 28.93
                                          2002        639   0.723 - 0.726        463      0.34       1.40 - 1.60  (20.72) - (20.57)
                                          2001        258   0.912 - 0.914        236         -       1.40 - 1.60    (8.80) - (5.87)

  Emerging Growth Portfolio -
    Class I Shares                        2005        946   0.773 - 1.252        849      0.23       1.40 - 2.50       5.41 - 10.40
                                          2004        875   0.728 - 1.257        697         -       1.40 - 2.40       3.79 - 16.42
                                          2003        841   0.691 - 1.116        588         -       1.40 - 1.95       3.91 - 25.59
                                          2002        848   0.551 - 0.555        469      0.32       1.40 - 1.60  (33.61) - (33.45)
                                          2001        631   0.830 - 0.834        525      0.04       1.40 - 1.60  (32.58) - (32.41)

  Enterprise Portfolio - Class II Shares  2005         24   0.843 - 0.851         20      0.50       1.40 - 1.60        6.17 - 6.38
                                          2004         28   0.794 - 0.800         22      0.13       1.40 - 1.60        2.19 - 2.30
                                          2003         32   0.777 - 0.782         25      0.23       1.40 - 1.60      23.73 - 23.93
                                          2002         15   0.628 - 0.631          9      0.18       1.40 - 1.60  (30.76) - (24.07)
                                          2001          2           0.907          2         -              1.60             (9.30)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth           2005      1,200   1.123 - 1.571      1,584         -       1.40 - 2.50       1.44 - 11.37
    Opportunities Portfolio
                                          2004        562   1.098 - 1.531        689      0.11       1.40 - 2.40       0.86 - 27.59
                                          2003        357   0.965 - 0.970        345         -       1.40 - 1.60      39.65 - 39.97
                                          2002        299   0.691 - 0.693        207         -       1.40 - 1.60  (26.80) - (21.61)
                                          2001          6           0.944          5         -              1.60             (5.60)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio -
    Service Class                         2005      5,738   1.136 - 1.625      8,266      0.12       1.40 - 2.50       1.25 - 17.41
                                          2004      1,981   1.151 - 1.410      2,465      0.17       1.40 - 2.40       1.82 - 13.69
                                          2003        795   1.014 - 1.247        826      0.29       1.40 - 2.05       3.73 - 26.61
                                          2002        486   0.803 - 0.808        392      0.45       1.40 - 1.60  (10.88) - (10.72)
                                          2001        177   0.901 - 0.905        160      0.55       1.40 - 1.60  (13.78) - (13.56)

  Contrafund(R) Portfolio -
    Service Class 2                       2005      2,576   1.159 - 1.617      3,010      0.13       1.40 - 2.00      14.30 - 15.01
                                          2004      2,549   1.009 - 1.411      2,593      0.22       1.40 - 2.00      12.93 - 13.60
                                          2003      2,727   0.891 - 1.248      2,445      0.29       1.40 - 2.00      15.49 - 26.34
                                          2002      2,499   0.706 - 0.710      1,770      0.60       1.40 - 1.60  (10.97) - (10.80)
                                          2001      1,544   0.793 - 0.796      1,227      0.19       1.40 - 1.60  (13.90) - (13.67)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005        273   1.115 - 1.126        306         -       1.40 - 1.60      18.74 - 19.03
                                          2004        274   0.939 - 0.946        258         -       1.40 - 1.60    (0.32) - (0.11)
                                          2003        282   0.942 - 0.947        266         -       1.40 - 1.60      22.98 - 23.15
                                          2002        133   0.766 - 0.769        102      0.29       1.40 - 1.60    (9.03) - (8.78)
                                          2001         40           0.842         33         -              1.60            (15.80)

  Mid Cap Portfolio - Service Class 2     2005      5,210   1.142 - 1.901      8,867         -       1.40 - 2.50       9.36 - 19.71
                                          2004      2,211   1.227 - 1.640      3,317         -       1.40 - 2.40       2.59 - 22.91
                                          2003      1,218   1.198 - 1.339      1,513      0.23       1.40 - 2.05       6.96 - 36.40
                                          2002        891   0.909 - 0.912        812      0.69       1.40 - 1.60  (11.49) - (11.28)
                                          2001        294   1.027 - 1.028        302         -       1.40 - 1.60        1.28 - 2.70

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       CAPITAL                     HIGH YIELD                      MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                   ASSETS TRUST
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,294,113      2,691,496         80,095             --        165,773             --
Accumulation units purchased and
  transferred from other funding options       293,157        151,851        (45,132)        80,694         57,925        166,402
Accumulation units redeemed and
  transferred to other funding options .      (257,192)      (549,234)        (1,190)          (599)       (16,760)          (629)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     2,330,078      2,294,113         33,773         80,095        206,938        165,773
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                         ALLIANCEBERNSTEIN GROWTH
                                                   MONEY MARKET                AIM V.I. PREMIER           AND INCOME PORTFOLIO -
                                                    PORTFOLIO               EQUITY FUND - SERIES I               CLASS B
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,070,176      5,705,950      1,638,212      1,749,792        605,648        230,629
Accumulation units purchased and
  transferred from other funding options     1,120,333      1,309,602         14,877         32,355        786,483        378,976
Accumulation units redeemed and
  transferred to other funding options .    (1,510,498)    (2,945,376)      (212,465)      (143,935)       (12,864)        (3,957)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,680,011      4,070,176      1,440,624      1,638,212      1,379,267        605,648
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 ALLIANCEBERNSTEIN
                                                 LARGE-CAP GROWTH            GLOBAL GROWTH FUND -             GROWTH FUND -
                                               PORTFOLIO - CLASS B              CLASS 2 SHARES               CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,996,928      3,120,120      4,097,308      2,102,516      9,894,701      4,171,148
Accumulation units purchased and
  transferred from other funding options       478,377        206,706      6,578,926      2,129,745     15,667,842      6,161,949
Accumulation units redeemed and
  transferred to other funding options .      (337,632)      (329,898)      (607,532)      (134,953)    (1,107,853)      (438,396)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,137,673      2,996,928     10,068,702      4,097,308     24,454,690      9,894,701
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                              CREDIT SUISSE TRUST           DELAWARE VIP REIT
                                                GROWTH-INCOME FUND -           EMERGING MARKETS             SERIES - STANDARD
                                                   CLASS 2 SHARES                 PORTFOLIO                       CLASS
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    11,247,521      4,398,963        146,097        139,225      1,080,371      1,010,190
Accumulation units purchased and
  transferred from other funding options    16,833,665      7,613,067            563         13,642        451,344        205,825
Accumulation units redeemed and
  transferred to other funding options .    (1,205,720)      (764,509)        (3,293)        (6,770)      (115,666)      (135,644)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    26,875,466     11,247,521        143,367        146,097      1,416,049      1,080,371
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  DREYFUS VIF -            DREYFUS VIF - DEVELOPING           MERCURY GLOBAL
                                            APPRECIATION PORTFOLIO -         LEADERS PORTFOLIO -             ALLOCATION V.I.
                                                 INITIAL SHARES                 INITIAL SHARES               FUND - CLASS III
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,354,869      1,498,265      1,851,159      1,951,766         91,477          1,000
Accumulation units purchased and
  transferred from other funding options         8,101        127,948         18,703         74,348        186,499         90,960
Accumulation units redeemed and
  transferred to other funding options .      (209,077)      (271,344)      (295,801)      (174,955)       (29,215)          (483)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,153,893      1,354,869      1,574,061      1,851,159        248,761         91,477
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MERCURY VALUE               FRANKLIN INCOME           FRANKLIN SMALL-MID CAP
                                                OPPORTUNITIES V.I.           SECURITIES FUND -          GROWTH SECURITIES FUND -
                                                 FUND - CLASS III             CLASS II SHARES                CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        54,878          1,000             --             --      1,588,444        925,062
Accumulation units purchased and
  transferred from other funding options     1,333,359         73,285      1,385,363             --        578,151        695,393
Accumulation units redeemed and
  transferred to other funding options .      (154,107)       (19,407)       (25,861)            --       (266,304)       (32,011)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,234,130         54,878      1,359,502             --      1,900,291      1,588,444
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                   MUTUAL SHARES             TEMPLETON DEVELOPING            TEMPLETON FOREIGN
                                                SECURITIES FUND -         MARKETS SECURITIES FUND -         SECURITIES FUND -
                                                  CLASS 2 SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,265,723        978,173        485,861         26,271      1,880,587        549,827
Accumulation units purchased and
  transferred from other funding options     3,281,127      1,409,351      2,062,903        477,919      4,527,608      1,406,614
Accumulation units redeemed and
  transferred to other funding options .      (745,231)      (121,801)      (282,478)       (18,329)      (455,478)       (75,854)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,801,619      2,265,723      2,266,286        485,861      5,952,717      1,880,587
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 TEMPLETON GROWTH
                                                SECURITIES FUND -                                          DIVERSIFIED STRATEGIC
                                                  CLASS 2 SHARES            APPRECIATION PORTFOLIO           INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       925,032        219,930      3,941,893      2,586,771      2,429,566      1,635,330
Accumulation units purchased and
  transferred from other funding options     2,680,094        824,963      2,081,611      1,543,105        760,249      1,115,013
Accumulation units redeemed and
  transferred to other funding options .      (383,917)      (119,861)      (209,253)      (187,983)      (463,997)      (320,777)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,221,209        925,032      5,814,251      3,941,893      2,725,818      2,429,566
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                             EQUITY INDEX PORTFOLIO -     EQUITY INDEX PORTFOLIO -          FUNDAMENTAL VALUE
                                                  CLASS I SHARES              CLASS II SHARES                  PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    410,400,418    370,605,727      6,113,937      4,948,768      5,515,203      3,401,602
Accumulation units purchased and
  transferred from other funding options     40,658,358     56,418,101      1,630,118      2,352,218      2,108,170      2,373,979
Accumulation units redeemed and
  transferred to other funding options .    (21,618,853)   (16,623,410)    (1,256,362)    (1,187,049)      (828,344)      (260,378)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........    429,439,923    410,400,418      6,487,693      6,113,937      6,795,029      5,515,203
                                           ============   ============   ============   ============   ============   ============

                                                 SALOMON BROTHERS              SALOMON BROTHERS
                                               VARIABLE AGGRESSIVE            VARIABLE GROWTH &
                                                  GROWTH FUND -                 INCOME FUND -              BALANCED PORTFOLIO -
                                                  CLASS I SHARES                CLASS I SHARES                SERVICE SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       263,164        197,011        270,717        239,214      2,752,102      3,153,956
Accumulation units purchased and
  transferred from other funding options        64,991         71,400             --         57,552         72,312        133,939
Accumulation units redeemed and
  transferred to other funding options .       (45,943)        (5,247)      (120,346)       (26,049)      (295,670)      (535,793)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       282,212        263,164        150,371        270,717      2,528,744      2,752,102
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     GLOBAL LIFE               GLOBAL TECHNOLOGY                  MID CAP
                                                SCIENCES PORTFOLIO -             PORTFOLIO -                GROWTH PORTFOLIO -
                                                   SERVICE SHARES               SERVICE SHARES                SERVICE SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       842,133        952,686      1,543,261      1,704,239      1,396,931      1,227,952
Accumulation units purchased and
  transferred from other funding options        27,952         96,095        159,205        385,700        171,011        199,885
Accumulation units redeemed and
  transferred to other funding options .      (151,021)      (206,648)      (384,451)      (546,678)      (118,852)       (30,906)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       719,064        842,133      1,318,015      1,543,261      1,449,090      1,396,931
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     WORLDWIDE
                                                GROWTH PORTFOLIO -             LAZARD RETIREMENT                GROWTH AND
                                                  SERVICE SHARES             SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,744,737      1,857,039        231,249         11,392      1,405,397        253,875
Accumulation units purchased and
  transferred from other funding options        80,827        130,068        914,396        229,089      2,358,618      1,162,775
Accumulation units redeemed and
  transferred to other funding options .      (216,346)      (242,370)       (16,568)        (9,232)       (56,304)       (11,253)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,609,218      1,744,737      1,129,077        231,249      3,707,711      1,405,397
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  OPPENHEIMER
                                                      MID-CAP               MAIN STREET FUND/VA -         REAL RETURN PORTFOLIO -
                                                 VALUE PORTFOLIO                SERVICE SHARES             ADMINISTRATIVE CLASS
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,302,070        127,271          2,000             --      1,920,086        165,089
Accumulation units purchased and
  transferred from other funding options     3,325,103      1,196,197         (2,000)         2,000      6,030,189      1,842,880
Accumulation units redeemed and
  transferred to other funding options .      (301,751)       (21,398)            --             --       (492,054)       (87,883)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,325,422      1,302,070             --          2,000      7,458,221      1,920,086
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                  PUTNAM VT                      PUTNAM VT
                                             TOTAL RETURN PORTFOLIO -     DISCOVERY GROWTH FUND -      INTERNATIONAL EQUITY FUND -
                                               ADMINISTRATIVE CLASS           CLASS IB SHARES                CLASS IB SHARES
                                            -------------------------     -------------------------    ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    13,709,973     12,629,687        383,981        402,907        593,125        545,666
Accumulation units purchased and
  transferred from other funding options    11,010,580      2,920,180            989             --        157,348        121,248
Accumulation units redeemed and
  transferred to other funding options .    (3,232,287)    (1,839,894)       (44,063)       (18,926)      (141,293)       (73,789)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    21,488,266     13,709,973        340,907        383,981        609,180        593,125
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     PUTNAM VT
                                              SMALL CAP VALUE FUND -           ALL CAP FUND -                INVESTORS FUND -
                                                 CLASS IB SHARES                  CLASS I                        CLASS I
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,954,078      2,459,402      5,179,476      4,953,803      3,325,939      3,266,277
Accumulation units purchased and
  transferred from other funding options     1,204,861        762,303        257,158        655,349        194,246        450,838
Accumulation units redeemed and
  transferred to other funding options .      (498,638)      (267,627)      (908,619)      (429,676)      (386,325)      (391,176)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,660,301      2,954,078      4,528,015      5,179,476      3,133,860      3,325,939
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                     LARGE CAP                     SMALL CAP                   EAFE(R) EQUITY
                                                  GROWTH FUND -                 GROWTH FUND -                  INDEX FUND -
                                                     CLASS I                       CLASS I                    CLASS A SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       676,948        739,586      1,554,919      1,231,117        274,902        343,279
Accumulation units purchased and
  transferred from other funding options         1,204         15,362        354,651        455,541            557             --
Accumulation units redeemed and
  transferred to other funding options .      (132,689)       (78,000)      (119,071)      (131,739)      (275,459)       (68,377)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       545,463        676,948      1,790,499      1,554,919             --        274,902
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     SMALL CAP                    SMITH BARNEY                 SMITH BARNEY
                                                   INDEX FUND -                DIVIDEND STRATEGY            PREMIER SELECTIONS
                                                  CLASS A SHARES                   PORTFOLIO             ALL CAP GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       500,019        579,830        327,647        161,905        264,582        166,309
Accumulation units purchased and
  transferred from other funding options        10,035         21,226        486,654        175,924         59,186        172,453
Accumulation units redeemed and
  transferred to other funding options .       (65,881)      (101,037)      (134,872)       (10,182)       (25,428)       (74,180)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       444,173        500,019        679,429        327,647        298,340        264,582
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                      MULTIPLE                MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                               DISCIPLINE PORTFOLIO -        PORTFOLIO - BALANCED           PORTFOLIO - GLOBAL
                                             ALL CAP GROWTH AND VALUE      ALL CAP GROWTH AND VALUE      ALL CAP GROWTH AND VALUE
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     9,973,450      2,466,287      6,787,719      1,237,999      1,952,502        232,823
Accumulation units purchased and
  transferred from other funding options     9,762,096      7,905,919     12,263,318      6,225,097      6,547,235      1,738,846
Accumulation units redeemed and
  transferred to other funding options .    (2,608,729)      (398,756)    (1,124,923)      (675,377)      (417,717)       (19,167)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    17,126,817      9,973,450     17,926,114      6,787,719      8,082,020      1,952,502
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 MULTIPLE DISCIPLINE
                                               PORTFOLIO - LARGE CAP              AIM CAPITAL                   CONVERTIBLE
                                                  GROWTH AND VALUE          APPRECIATION PORTFOLIO         SECURITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       842,690        355,633      1,689,712      1,462,483      1,905,649      1,998,206
Accumulation units purchased and
  transferred from other funding options     2,506,491        524,840        647,784        302,891        123,740         54,764
Accumulation units redeemed and
  transferred to other funding options .      (240,993)       (37,783)      (371,526)       (75,662)      (285,915)      (147,321)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,108,188        842,690      1,965,970      1,689,712      1,743,474      1,905,649
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  DISCIPLINED
                                                    MID CAP                      EQUITY INCOME                FEDERATED HIGH
                                                STOCK PORTFOLIO                   PORTFOLIO                  YIELD PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       959,082        920,279      6,373,321      5,966,480      2,182,609      2,386,986
Accumulation units purchased and
  transferred from other funding options        94,085        137,782      1,595,489      1,069,904        544,758        414,446
Accumulation units redeemed and
  transferred to other funding options .      (198,027)       (98,979)      (692,362)      (663,063)    (1,146,916)      (618,823)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       855,140        959,082      7,276,448      6,373,321      1,580,451      2,182,609
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   FEDERATED STOCK                LARGE CAP             MANAGED ALLOCATION SERIES:
                                                     PORTFOLIO                    PORTFOLIO                 AGGRESSIVE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       643,283        674,539      1,711,833      1,682,516             --             --
Accumulation units purchased and
  transferred from other funding options         3,525         23,864        215,092        149,939        354,700             --
Accumulation units redeemed and
  transferred to other funding options .      (164,379)       (55,120)      (163,899)      (120,622)       (46,351)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       482,429        643,283      1,763,026      1,711,833        308,349             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                            MANAGED ALLOCATION SERIES:    MANAGED ALLOCATION SERIES:   MANAGED ALLOCATION SERIES:
                                              CONSERVATIVE PORTFOLIO          MODERATE PORTFOLIO      MODERATE-AGGRESSIVE PORTFOLIO
                                            -------------------------     -------------------------   -----------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       149,677             --      2,184,124             --      1,981,305             --
Accumulation units redeemed and
  transferred to other funding options .       (88,690)            --         (4,913)            --            (42)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........        60,987             --      2,179,211             --      1,981,263             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                          MANAGED ALLOCATION SERIES:          MERCURY LARGE CAP                MFS EMERGING
                                         MODERATE-CONSERVATIVE PORTFOLIO       CORE PORTFOLIO                GROWTH PORTFOLIO
                                         -------------------------------  -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --        974,417        822,074      1,339,986      1,371,107
Accumulation units purchased and
  transferred from other funding options       470,870             --        213,840        183,018         56,666        213,570
Accumulation units redeemed and
  transferred to other funding options .            (2)            --       (145,641)       (30,675)    (1,396,652)      (244,691)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       470,868             --      1,042,616        974,417             --      1,339,986
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    MFS MID CAP                    MFS TOTAL                   MFS VALUE
                                                 GROWTH PORTFOLIO              RETURN PORTFOLIO                PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,539,201      2,600,938     13,948,716     11,212,650        210,969             --
Accumulation units purchased and
  transferred from other funding options     2,383,766        178,490      8,836,430      3,930,640      2,760,052        210,969
Accumulation units redeemed and
  transferred to other funding options .      (498,386)      (240,227)    (2,002,515)    (1,194,574)      (214,949)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     4,424,581      2,539,201     20,782,631     13,948,716      2,756,072        210,969
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                              MONDRIAN INTERNATIONAL             PIONEER FUND                PIONEER MID CAP
                                                 STOCK PORTFOLIO                  PORTFOLIO                  VALUE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,310,537        810,601        233,813         14,260             --             --
Accumulation units purchased and
  transferred from other funding options     1,508,542        604,258        365,030        219,574         48,831             --
Accumulation units redeemed and
  transferred to other funding options .      (176,814)      (104,322)      (110,426)           (21)            (2)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     2,642,265      1,310,537        488,417        233,813         48,829             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                 PIONEER STRATEGIC             STRATEGIC EQUITY             STYLE FOCUS SERIES:
                                                 INCOME PORTFOLIO                 PORTFOLIO             SMALL CAP GROWTH PORTFOLIO
                                            -------------------------     -------------------------     --------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,219,235        287,954      4,154,042      4,514,336             --             --
Accumulation units purchased and
  transferred from other funding options     2,319,763        945,930        124,762        128,751         56,536             --
Accumulation units redeemed and
  transferred to other funding options .      (124,784)       (14,649)      (635,408)      (489,045)           (24)            --
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     3,414,214      1,219,235      3,643,396      4,154,042         56,512             --
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                STYLE FOCUS SERIES:
                                                    SMALL CAP                  TRAVELERS MANAGED             TRAVELERS QUALITY
                                                 VALUE PORTFOLIO               INCOME PORTFOLIO               BOND PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --      2,224,884      1,589,973      4,456,285      5,209,409
Accumulation units purchased and
  transferred from other funding options        43,387             --      1,402,029      1,098,125        549,371        408,410
Accumulation units redeemed and
  transferred to other funding options .           (98)            --       (429,929)      (463,214)    (1,248,068)    (1,161,534)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........        43,289             --      3,196,984      2,224,884      3,757,588      4,456,285
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                                                                            SB ADJUSTABLE RATE
                                                  U.S. GOVERNMENT                 VAN KAMPEN                INCOME PORTFOLIO -
                                               SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO             CLASS I SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...        86,440             --        165,842        174,485        539,285         15,853
Accumulation units purchased and
  transferred from other funding options        55,267         86,824         77,483          1,839      2,025,467        705,870
Accumulation units redeemed and
  transferred to other funding options .       (37,249)          (384)       (56,214)       (10,482)      (435,154)      (182,438)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       104,458         86,440        187,111        165,842      2,129,598        539,285
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                               SMITH BARNEY
                                             SMITH BARNEY AGGRESSIVE          SMITH BARNEY HIGH           INTERNATIONAL ALL CAP
                                                GROWTH PORTFOLIO              INCOME PORTFOLIO               GROWTH PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     7,160,817      4,858,107      2,785,168      1,871,952        468,057        326,372
Accumulation units purchased and
  transferred from other funding options     4,263,231      2,647,246      2,039,158      1,233,712             92        183,142
Accumulation units redeemed and
  transferred to other funding options .    (1,035,759)      (344,536)      (749,005)      (320,496)       (11,740)       (41,457)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........    10,388,289      7,160,817      4,075,321      2,785,168        456,409        468,057
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                    SMITH BARNEY                 SMITH BARNEY
                                                     LARGE CAP               LARGE CAPITALIZATION              SMITH BARNEY
                                                  VALUE PORTFOLIO              GROWTH PORTFOLIO           MID CAP CORE PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,187,292      1,299,352      3,588,177      2,915,048      2,017,047      1,672,055
Accumulation units purchased and
  transferred from other funding options           251         11,331      1,503,401        923,815        306,343        496,928
Accumulation units redeemed and
  transferred to other funding options .       (50,980)      (123,391)      (743,451)      (250,686)      (140,049)      (151,936)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     1,136,563      1,187,292      4,348,127      3,588,177      2,183,341      2,017,047
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                SMITH BARNEY MONEY            SOCIAL AWARENESS             COMSTOCK PORTFOLIO -
                                                 MARKET PORTFOLIO             STOCK PORTFOLIO                CLASS II SHARES
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     3,855,799      2,430,953         23,686             --        859,213        710,968
Accumulation units purchased and
  transferred from other funding options     9,988,239      4,294,591          2,615         23,686        296,553        234,468
Accumulation units redeemed and
  transferred to other funding options .    (7,805,049)    (2,869,745)          (424)            --        (58,911)       (86,223)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     6,038,989      3,855,799         25,877         23,686      1,096,855        859,213
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                  EMERGING GROWTH                                              SMITH BARNEY
                                                   PORTFOLIO -              ENTERPRISE PORTFOLIO -           SMALL CAP GROWTH
                                                  CLASS I SHARES               CLASS II SHARES           OPPORTUNITIES PORTFOLIO
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       874,578        841,009         27,902         31,707        561,847        357,047
Accumulation units purchased and
  transferred from other funding options       124,574        165,853            875          3,646        670,875        237,814
Accumulation units redeemed and
  transferred to other funding options .       (53,561)      (132,284)        (5,182)        (7,451)       (32,451)       (33,014)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........       945,591        874,578         23,595         27,902      1,200,271        561,847
                                            ==========     ==========     ==========     ==========     ==========     ==========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                            DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                  SERVICE CLASS               SERVICE CLASS 2                SERVICE CLASS 2
                                            -------------------------     -------------------------     -------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     1,981,434        794,581      2,549,275      2,727,383        273,926        282,134
Accumulation units purchased and
  transferred from other funding options     4,093,798      1,278,941        355,905        262,431          8,299          2,110
Accumulation units redeemed and
  transferred to other funding options .      (337,354)       (92,088)      (329,263)      (440,539)        (8,840)       (10,318)
                                            ----------     ----------     ----------     ----------     ----------     ----------
Accumulation units end of year .........     5,737,878      1,981,434      2,575,917      2,549,275        273,385        273,926
                                            ==========     ==========     ==========     ==========     ==========     ==========

                                                         MID CAP PORTFOLIO -
                                                           SERVICE CLASS 2
                                                    --------------------------
                                                        2005             2004
                                                        ----             ----
Accumulation units beginning of year .........       2,211,242        1,218,402
Accumulation units purchased and
  transferred from other funding options .....       3,323,567        1,106,208
Accumulation units redeemed and
  transferred to other funding options .......        (325,204)        (113,368)
                                                    ----------       ----------
Accumulation units end of year ...............       5,209,605        2,211,242
                                                    ==========       ==========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

BDIII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                                  INDEX ANNUITY




                       STATEMENT OF ADDITIONAL INFORMATION


                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MFC-Book-17                                                            May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005

            (2)   Statement of Operations for the year ended December 31, 2005

            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

            (4)   Statement of Investments as of December 31, 2005

            (5)   Notes to Financial Statements


      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


            (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

            (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

            (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

            (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

            (5)   Notes to Consolidated Financial Statements


(b)   Exhibits


EXHIBIT
NUMBER                                                             DESCRIPTION
-------     ------------------------------------------------------------------------------------------------------------------------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant.
            (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed May 23, 1997.)

2.          Not Applicable.

3(a).       Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers
            Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration
            Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6,
            2006.)

4(a).       Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4,
            filed May 23, 1997.)

4(b).       Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment

            No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343
            filed April 6, 2006.)

4(c).       Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6,
            2006.)

4(d).       Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6,
            2006.)

5(a).       Application. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form
            N-4, filed August 12, 1997.)

5(b).       Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit
            3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit
            3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1,
            2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4 , File No. 033-65343 filed April 6, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the
            Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.).

8(a).       Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the
            Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

8(b).       Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance
            Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005.
            (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

8(c).       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution
            Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005.
            (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

9.          Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed May 23, 1997.)

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

11.         Not applicable.

12.         Not applicable.

15.         Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
            Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C.
            Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to
            Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form
            N-4, File No. 333-101778, filed September 20, 2005.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415



    NAME AND PRINCIPAL                        POSITIONS AND OFFICES
     BUSINESS ADDRESS                         WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------
C. Robert Henrikson          Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.        Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell           Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie             Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.     Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi             Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson        Senior Vice President and Treasurer
One MetLife Plaza

27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash              Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata         Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley             Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg            Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman               Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President

185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                 Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President 10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 2,300 qualified contracts and 3,165 non-qualified contracts of Index Annuity offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



       NAME AND PRINCIPAL                           POSITIONS AND OFFICES
        BUSINESS ADDRESS                               WITH UNDERWRITER
--------------------------------    ----------------------------------------------------
Leslie Sutherland                   President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                    Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                 Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                         Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                     Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                  Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

John E. Petersen                    Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Robert H. Petersen                  Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor

Iselin, NJ 08830

Deron J. Richens                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                       Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                    Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                    Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson               Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                  Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                    Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                  Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                               (2)
           (1)                          Net Underwriting            (3)
     Name of Principal                   Discounts and        Compensation On                 (4)                  (5)
       Underwriter                        Commissions            Redemption         Brokerage Commissions  Other Compensation
--------------------------              ----------------      ---------------       ---------------------  ------------------
Travelers Distribution LLC               $132,588,671              $0                         $0                   $0
                                         ------------              --                         --                   --


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)      The Travelers Insurance Company
         One Cityplace
         Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                    By: /s/ HUGH C. MCHAFFIE
                                        ----------------------------------------
                                        Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.

*C. ROBERT HENRIKSON                    Director, Chairman, President and Chief
-------------------------------         Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                       Senior Vice President and Chief
-------------------------------         Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.               Senior Vice President and Chief
-------------------------------         Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.                  Director
-------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                          Director
-------------------------------
(Lisa M. Weber)

By:   /s/ John E. Connolly, Jr.
      -------------------------
      John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Insurance Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

      10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

      10(b) Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm.